AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 102.9%
Affiliated Mutual Funds — 2.5%
AST Goldman Sachs Small-Cap Value Portfolio*	2,273,173	$ 53,146,792
AST Small-Cap Growth Opportunities Portfolio*	2,424,442	51,664,856
AST Small-Cap Growth Portfolio*	1,072,424	51,701,552
AST Small-Cap Value Portfolio*	2,136,342	57,083,051

Total Affiliated Mutual Funds (cost $168,201,205)		213,596,251
Common Stocks — 50.1%
Aerospace & Defense — 1.1%
Airbus SE (France)	126,269	16,393,368
BAE Systems PLC (United Kingdom)	1,058,600	7,404,067
Boeing Co. (The)	65,422	24,891,108
BWX Technologies, Inc.(a)	179,298	10,257,639
Leonardo SpA (Italy)	251,400	2,960,911
Meggitt PLC (United Kingdom)	187,900	1,460,234
Raytheon Co.	67,525	13,247,730
Safran SA (France)	119,564	18,826,399
		95,441,456
Air Freight & Logistics — 0.7%
Deutsche Post AG (Germany)	139,100	4,647,505
DSV A/S (Denmark)	59,192	5,630,427
Expeditors International of Washington, Inc.	292,651	21,741,043
Royal Mail PLC (United Kingdom)	446,600	1,158,856
United Parcel Service, Inc. (Class B Stock)	201,695	24,167,095
		57,344,926
Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	1,979,200	3,475,416
Deutsche Lufthansa AG (Germany)	215,400	3,423,709
International Consolidated Airlines Group SA (United Kingdom)	396,900	2,319,057
Japan Airlines Co. Ltd. (Japan)	118,800	3,527,349
Qantas Airways Ltd. (Australia)	1,335,100	5,680,851
Southwest Airlines Co.	316,163	17,075,964
		35,502,346
Auto Components — 0.3%
Aisin Seiki Co. Ltd. (Japan)	55,100	1,738,770
Cie Generale des Etablissements Michelin SCA (France)	42,200	4,706,797
Keihin Corp. (Japan)	174,400	2,572,677
Magna International, Inc. (Canada)	187,706	10,010,361
Showa Corp. (Japan)	178,800	2,592,042
Toyo Tire Corp. (Japan)	123,700	1,574,799
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,358,970
Yokohama Rubber Co. Ltd. (The) (Japan)	137,000	2,757,864
		28,312,280
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	53,100	3,736,680
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Daimler AG (Germany)	83,400	$ 4,141,826
Ferrari NV (Italy)	25,802	3,988,930
Isuzu Motors Ltd. (Japan)	323,200	3,575,048
Mazda Motor Corp. (Japan)	259,600	2,312,338
Nissan Motor Co. Ltd. (Japan)(a)	349,100	2,183,781
Peugeot SA (France)	81,200	2,025,262
Renault SA (France)	47,600	2,731,804
Toyota Motor Corp. (Japan)	53,976	3,623,038
Volkswagen AG (Germany)	34,600	5,943,074
		34,261,781
Banks — 3.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	219,100	3,863,113
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	2,892,075
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	2,304,074
Banco Santander SA (Spain)	532,800	2,171,583
Bank Hapoalim BM (Israel)*	288,500	2,275,299
Barclays PLC (United Kingdom)	1,448,900	2,673,748
BNP Paribas SA (France)	89,000	4,334,724
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,001,500	14,317,411
Citigroup, Inc.	178,320	12,318,346
Credit Agricole SA (France)	334,600	4,062,635
Danske Bank A/S (Denmark)	200,400	2,792,170
DBS Group Holdings Ltd. (Singapore)	129,500	2,343,366
DNB ASA (Norway)	245,900	4,330,657
Fifth Third Bancorp	750,633	20,552,331
Gunma Bank Ltd. (The) (Japan)	459,000	1,495,916
ING Groep NV (Netherlands)	325,100	3,405,606
JPMorgan Chase & Co.	404,815	47,642,677
Keiyo Bank Ltd. (The) (Japan)	163,500	972,039
Lloyds Banking Group PLC (United Kingdom)	6,481,900	4,311,505
Mediobanca Banca di Credito Finanziario SpA (Italy)	268,200	2,931,728
Mitsubishi UFJ Financial Group, Inc. (Japan)	872,400	4,443,551
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,079,105
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	907,484
Nordea Bank Abp (Finland)	177,900	1,262,616
Resona Holdings, Inc. (Japan)	1,087,700	4,686,734
Signature Bank	48,582	5,791,946
Societe Generale SA (France)	100,100	2,744,872
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	4,188,703
Swedbank AB (Sweden) (Class A Stock)	92,300	1,329,330
Toronto-Dominion Bank (The) (Canada)	272,789	15,905,914
U.S. Bancorp	308,825	17,090,375
Wells Fargo & Co.	1,015,318	51,212,640
		255,634,273
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Beverages — 1.0%
Brown-Forman Corp. (Class B Stock)(a)	219,539	$ 13,782,659
Coca-Cola Amatil Ltd. (Australia)	252,000	1,812,364
Coca-Cola Co. (The)	388,566	21,153,533
Diageo PLC (United Kingdom)	305,243	12,475,546
Monster Beverage Corp.*	468,922	27,225,611
PepsiCo, Inc.	72,114	9,886,829
		86,336,542
Biotechnology — 0.8%
AbbVie, Inc.	150,433	11,390,787
Abcam PLC (United Kingdom)	178,877	2,526,707
Amgen, Inc.	67,165	12,997,099
CSL Ltd. (Australia)	87,100	13,772,628
Gilead Sciences, Inc.	160,894	10,197,461
Regeneron Pharmaceuticals, Inc.*	72,235	20,037,989
		70,922,671
Building Products — 0.6%
AGC, Inc. (Japan)	115,800	3,604,675
Daikin Industries Ltd. (Japan)	91,100	12,050,985
Fortune Brands Home & Security, Inc.	251,502	13,757,159
Johnson Controls International PLC	281,604	12,359,600
Kingspan Group PLC (Ireland)	239,480	11,694,591
		53,467,010
Capital Markets — 1.9%
3i Group PLC (United Kingdom)	510,400	7,311,911
Bank of New York Mellon Corp. (The)	316,676	14,316,922
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	321,848	17,086,910
Credit Suisse Group AG (Switzerland)*	238,200	2,919,462
FactSet Research Systems, Inc.(a)	53,715	13,051,134
Franklin Resources, Inc.(a)	227,539	6,566,776
Investec PLC (South Africa)	263,400	1,354,262
London Stock Exchange Group PLC (United Kingdom)	153,833	13,827,304
Macquarie Group Ltd. (Australia)	165,303	14,631,764
Morgan Stanley	659,249	28,130,155
Natixis SA (France)	488,100	2,028,137
Partners Group Holding AG (Switzerland)	15,766	12,077,464
Quilter PLC (United Kingdom), 144A	63,733	106,732
SEI Investments Co.	303,522	17,985,196
St. James’s Place PLC (United Kingdom)	438,536	5,273,400
UBS Group AG (Switzerland)*	552,800	6,276,187
		162,943,716
Chemicals — 1.1%
Arkema SA (France)	36,800	3,431,523
CF Industries Holdings, Inc.	236,135	11,617,842
Covestro AG (Germany), 144A	86,400	4,273,143
Dow, Inc.	144,120	6,867,318
DuPont de Nemours, Inc.	199,484	14,225,204
Kaneka Corp. (Japan)	50,000	1,567,300
Lintec Corp. (Japan)	103,200	2,053,605
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Mitsubishi Chemical Holdings Corp. (Japan)	344,500	$ 2,466,762
Mitsubishi Gas Chemical Co., Inc. (Japan)	177,200	2,384,026
Mitsui Chemicals, Inc. (Japan)	147,000	3,312,605
Sherwin-Williams Co. (The)	35,456	19,496,191
Sika AG (Switzerland)	63,197	9,246,818
Solvay SA (Belgium)	23,200	2,408,834
Teijin Ltd. (Japan)	227,700	4,397,341
Toagosei Co. Ltd. (Japan)	137,500	1,561,363
Ube Industries Ltd. (Japan)	155,200	3,148,042
		92,457,917
Commercial Services & Supplies — 0.3%
Babcock International Group PLC (United Kingdom)	346,700	2,376,518
Cintas Corp.	62,236	16,685,471
Stericycle, Inc.*(a)	141,546	7,208,938
		26,270,927
Communications Equipment — 0.5%
Cisco Systems, Inc.	903,290	44,631,559
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	290,245	11,603,105
Bouygues SA (France)	86,600	3,474,097
CIMIC Group Ltd. (Australia)	1	21
Hazama Ando Corp. (Japan)	333,700	2,491,535
		17,568,758
Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	4,476,000	4,496,144
CSR Ltd. (Australia)	980,600	2,822,438
		7,318,582
Consumer Finance — 0.1%
American Express Co.	63,108	7,464,414
Containers & Packaging — 0.2%
International Paper Co.	380,613	15,917,236
Smurfit Kappa Group PLC (Ireland)	95,100	2,827,998
		18,745,234
Distributors — 0.0%
Inchcape PLC (United Kingdom)	284,700	2,210,670
Diversified Financial Services — 0.2%
AXA Equitable Holdings, Inc.	315,918	7,000,743
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,678,372
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	485,400	2,823,137
ORIX Corp. (Japan)	253,600	3,796,805
		16,299,057
Diversified Telecommunication Services — 0.6%
BT Group PLC (United Kingdom)	1,143,500	2,509,870

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	265,100	$ 12,666,485
Orange SA (France)	321,200	5,038,495
Verizon Communications, Inc.	456,404	27,548,545
		47,763,395
Electric Utilities — 1.3%
Edison International	160,494	12,104,457
Enel SpA (Italy)	1,802,200	13,470,701
Evergy, Inc.	250,344	16,662,897
Iberdrola SA (Spain)	212,500	2,209,751
NextEra Energy, Inc.	79,772	18,586,078
Orsted A/S (Denmark), 144A	139,401	12,969,363
Southern Co. (The)	545,110	33,671,445
		109,674,692
Electrical Equipment — 0.1%
Fujikura Ltd. (Japan)	333,200	1,285,421
Signify NV (Netherlands), 144A	169,400	4,659,476
		5,944,897
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	144,752	13,968,568
Hexagon AB (Sweden) (Class B Stock)	198,658	9,568,334
Hitachi Ltd. (Japan)	75,000	2,810,898
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	1,786,291
Keyence Corp. (Japan)	29,600	18,448,579
Kingboard Holdings Ltd. (China)	966,600	2,573,471
Landis+Gyr Group AG (Switzerland)*	28,100	2,516,294
TE Connectivity Ltd.	129,804	12,095,137
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	876,805
		64,644,377
Energy Equipment & Services — 0.2%
Schlumberger Ltd.	298,098	10,186,009
Tenaris SA (Luxembourg)	423,245	4,498,949
		14,684,958
Entertainment — 0.4%
Electronic Arts, Inc.*	162,599	15,905,434
NetEase, Inc. (China), ADR	41,545	11,058,448
Walt Disney Co. (The)	33,146	4,319,587
		31,283,469
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc.	47,862	7,372,662
American Campus Communities, Inc.	43,731	2,102,586
American Homes 4 Rent (Class A Stock)	120,079	3,108,845
American Tower Corp.	26,255	5,805,768
Apartment Investment & Management Co. (Class A Stock)	85,148	4,439,617
AvalonBay Communities, Inc.	41,734	8,986,582
Boston Properties, Inc.	37,198	4,823,093
Camden Property Trust	20,470	2,272,375
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CoreSite Realty Corp.	9,822	$ 1,196,811
Crown Castle International Corp.	15,715	2,184,542
CubeSmart	64,568	2,253,423
CyrusOne, Inc.	13,258	1,048,708
Digital Realty Trust, Inc.	44,500	5,776,545
Douglas Emmett, Inc.	75,519	3,234,479
Duke Realty Corp.	246,067	8,358,896
Equinix, Inc.	14,976	8,638,157
Equity LifeStyle Properties, Inc.	36,876	4,926,634
Equity Residential	134,752	11,623,707
Essex Property Trust, Inc.	16,912	5,524,305
Extra Space Storage, Inc.	26,957	3,149,117
Federal Realty Investment Trust	17,345	2,361,348
First Industrial Realty Trust, Inc.	58,677	2,321,262
Gaming & Leisure Properties, Inc.	46,502	1,778,236
HCP, Inc.	88,860	3,166,082
Healthcare Trust of America, Inc. (Class A Stock)	26,517	779,069
Host Hotels & Resorts, Inc.	226,338	3,913,384
Hudson Pacific Properties, Inc.	81,074	2,712,736
Invitation Homes, Inc.	187,160	5,541,808
JBG SMITH Properties	28,549	1,119,406
Kilroy Realty Corp.	43,138	3,360,019
Liberty Property Trust	90,066	4,623,088
Life Storage, Inc.	18,611	1,961,785
MGM Growth Properties LLC (Class A Stock)	116,883	3,512,334
Mid-America Apartment Communities, Inc.	32,352	4,206,084
Mirvac Group (Australia)	1,700,100	3,508,234
Prologis, Inc.	165,835	14,132,459
Public Storage	34,789	8,532,698
Regency Centers Corp.	51,056	3,547,881
Rexford Industrial Realty, Inc.	42,976	1,891,804
Ryman Hospitality Properties, Inc.	33,669	2,754,461
Sabra Health Care REIT, Inc.	45,679	1,048,790
SBA Communications Corp.	121,106	29,204,712
Segro PLC (United Kingdom)	1,140,059	11,372,233
Simon Property Group, Inc.(a)	94,748	14,747,526
SL Green Realty Corp.(a)	137,037	11,202,775
STORE Capital Corp.	23,969	896,680
Sun Communities, Inc.	78,837	11,703,353
Sunstone Hotel Investors, Inc.	83,712	1,150,203
Taubman Centers, Inc.(a)	8,531	348,321
UDR, Inc.	77,201	3,742,704
Ventas, Inc.	78,337	5,720,951
Vornado Realty Trust	63,949	4,071,633
Welltower, Inc.	65,368	5,925,609
Weyerhaeuser Co.	631,012	17,479,032
		291,165,552
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	42,347	12,200,594
J Sainsbury PLC (United Kingdom)	1,562,900	4,215,340
Koninklijke Ahold Delhaize NV (Netherlands)	326,400	8,159,697

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	60,800	$ 2,237,006
Metcash Ltd. (Australia)	2,040,500	4,112,551
METRO AG (Germany)	267,000	4,212,259
Tesco PLC (United Kingdom)	1,177,800	3,485,322
Valor Holdings Co. Ltd. (Japan)	38,700	654,267
Walmart, Inc.	163,922	19,454,263
		58,731,299
Food Products — 1.1%
Bunge Ltd.	212,960	12,057,795
Conagra Brands, Inc.(a)	311,642	9,561,177
Danone SA (France), ADR	1,324,349	23,215,970
Inghams Group Ltd. (Australia)	587,900	1,253,705
Leroy Seafood Group ASA (Norway)	287,700	1,747,841
Mowi ASA (Norway)	72,000	1,664,821
Origin Enterprises PLC (Ireland)	206,800	1,156,517
Premier Foods PLC (United Kingdom)*	672,846	268,053
Prima Meat Packers Ltd. (Japan)	51,600	1,029,383
Tate & Lyle PLC (United Kingdom)	365,100	3,298,085
Tyson Foods, Inc. (Class A Stock)	418,715	36,068,110
WH Group Ltd. (Hong Kong), 144A	4,635,000	4,161,236
		95,482,693
Health Care Equipment & Supplies — 2.2%
Alcon, Inc. (Switzerland), (NYSE)*(a)	28,869	1,682,774
Asahi Intecc Co. Ltd. (Japan)	143,600	3,790,072
Becton, Dickinson & Co.	46,052	11,649,314
Coloplast A/S (Denmark) (Class B Stock)	112,069	13,486,960
Danaher Corp.	115,456	16,675,310
DexCom, Inc.*	93,728	13,987,967
Edwards Lifesciences Corp.*	64,178	14,113,384
Hologic, Inc.*	251,286	12,687,430
Hoya Corp. (Japan)	135,400	11,098,049
Intuitive Surgical, Inc.*	34,026	18,371,658
Koninklijke Philips NV (Netherlands)	355,596	16,493,231
Medtronic PLC	305,191	33,149,846
Varian Medical Systems, Inc.*	87,751	10,450,267
Zimmer Biomet Holdings, Inc.	78,229	10,738,495
		188,374,757
Health Care Providers & Services — 0.3%
CVS Health Corp.	345,321	21,779,396
Toho Holdings Co. Ltd. (Japan)	42,900	996,786
		22,776,182
Health Care Technology — 0.2%
Cerner Corp.	264,716	18,045,690
Hotels, Restaurants & Leisure — 1.2%
Aristocrat Leisure Ltd. (Australia)	366,960	7,606,347
Carnival Corp.	221,120	9,665,155
Compass Group PLC (United Kingdom)	513,464	13,214,923
Galaxy Entertainment Group Ltd. (Macau)	1,403,000	8,746,837
Las Vegas Sands Corp.	144,324	8,336,154
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Restaurant Group PLC (The) (United Kingdom)	487,733	$ 850,094
Starbucks Corp.	285,437	25,238,340
Yum China Holdings, Inc. (China)	237,247	10,778,131
Yum! Brands, Inc.	142,722	16,188,957
		100,624,938
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	511,722	4,074,398
Bellway PLC (United Kingdom)	98,700	4,059,991
Bovis Homes Group PLC (United Kingdom)	194,200	2,660,984
Electrolux AB (Sweden) (Class B Stock)	104,800	2,484,342
JM AB (Sweden)(a)	67,600	1,726,246
Nikon Corp. (Japan)	149,100	1,869,291
Skyworth Group Ltd. (Hong Kong)	5,700,000	1,477,436
Sumitomo Forestry Co. Ltd. (Japan)	152,000	2,033,731
Taylor Wimpey PLC (United Kingdom)	1,160,400	2,302,871
		22,689,290
Household Products — 0.8%
Colgate-Palmolive Co.	212,449	15,617,126
Kimberly-Clark Corp.	154,285	21,916,184
Procter & Gamble Co. (The)	215,327	26,782,372
		64,315,682
Industrial Conglomerates — 0.7%
CK Hutchison Holdings Ltd. (Hong Kong)	335,600	2,966,172
General Electric Co.	3,019,006	26,989,914
Rheinmetall AG (Germany)	36,500	4,613,665
Roper Technologies, Inc.(a)	55,487	19,786,664
Siemens AG (Germany)	24,700	2,646,119
		57,002,534
Insurance — 2.3%
Aegon NV (Netherlands)	398,200	1,655,891
AIA Group Ltd. (Hong Kong)	2,233,000	21,118,649
Allianz SE (Germany)	44,000	10,255,574
American International Group, Inc.	634,439	35,338,252
Aviva PLC (United Kingdom)	581,500	2,851,212
AXA SA (France)	196,200	5,010,130
Baloise Holding AG (Switzerland)	22,500	4,030,061
Chubb Ltd.	180,939	29,210,792
CNP Assurances (France)	130,800	2,527,793
Helvetia Holding AG (Switzerland)	15,000	2,072,351
Legal & General Group PLC (United Kingdom)	1,300,900	3,972,620
Loews Corp.	113,001	5,817,291
Mapfre SA (Spain)	973,900	2,623,306
Marsh & McLennan Cos., Inc.	171,359	17,144,468
MetLife, Inc.	333,544	15,729,935
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	20,500	5,303,469

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
NN Group NV (Netherlands)	70,200	$ 2,491,127
Sompo Holdings, Inc. (Japan)	88,200	3,692,624
Swiss Life Holding AG (Switzerland)	18,600	8,895,826
Swiss Re AG (Switzerland)	55,100	5,748,751
UnipolSai Assicurazioni SpA (Italy)	1,042,100	2,770,533
Zurich Insurance Group AG (Switzerland)	17,600	6,733,734
		194,994,389
Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	19,092	23,314,005
Alphabet, Inc. (Class C Stock)*	33,691	41,069,329
Facebook, Inc. (Class A Stock)*	252,387	44,945,077
Tencent Holdings Ltd. (China)	367,600	15,483,455
		124,811,866
Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	422,234	70,610,192
Amazon.com, Inc.*	41,057	71,271,257
Booking Holdings, Inc.*	7,195	14,120,979
		156,002,428
IT Services — 1.9%
Adyen NV (Netherlands), 144A*	11,542	7,600,128
Amadeus IT Group SA (Spain)	179,464	12,858,991
Atos SE (France)	35,200	2,482,890
Automatic Data Processing, Inc.	48,719	7,864,221
Capgemini SE (France)	110,535	13,015,313
Cognizant Technology Solutions Corp. (Class A Stock)	104,010	6,268,163
Genpact Ltd.	369,915	14,334,206
InterXion Holding NV (Netherlands)*	27,036	2,202,353
PayPal Holdings, Inc.*	186,082	19,276,234
Sopra Steria Group (France)	13,400	1,670,620
Visa, Inc. (Class A Stock)(a)	453,518	78,009,631
		165,582,750
Leisure Products — 0.0%
Mattel, Inc.*(a)	218,331	2,486,790
Life Sciences Tools & Services — 0.6%
Illumina, Inc.*(a)	33,729	10,261,036
Lonza Group AG (Switzerland)*	49,449	16,715,201
Thermo Fisher Scientific, Inc.	96,387	28,074,642
		55,050,879
Machinery — 1.2%
Atlas Copco AB (Sweden) (Class A Stock)	420,890	12,946,093
Deere & Co.	125,794	21,218,932
Duerr AG (Germany)	57,800	1,500,231
Fortive Corp.(a)	193,455	13,263,275
Hong Leong Asia Ltd. (Singapore)*	377,000	154,317
Illinois Tool Works, Inc.	72,004	11,267,906
JTEKT Corp. (Japan)	204,000	2,354,332
Komatsu Ltd. (Japan)	146,500	3,385,851
NTN Corp. (Japan)(a)	294,900	853,044
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Rational AG (Germany)	11,748	$ 8,443,154
Sandvik AB (Sweden)	136,600	2,125,554
SKF AB (Sweden) (Class B Stock)	240,400	3,968,251
SMC Corp. (Japan)	23,500	10,126,393
Sumitomo Heavy Industries Ltd. (Japan)	106,100	3,159,378
Tsubakimoto Chain Co. (Japan)	74,400	2,394,587
Vesuvius PLC (United Kingdom)	152,000	850,421
Volvo AB (Sweden) (Class B Stock)	455,500	6,398,880
		104,410,599
Marine — 0.0%
Dfds A/S (Denmark)	44,500	1,615,933
Media — 0.5%
Comcast Corp. (Class A Stock)	400,158	18,039,123
Fox Corp. (Class B Stock)	396,954	12,519,929
News Corp. (Class A Stock)	647,323	9,010,736
Reach PLC (United Kingdom)	126,600	139,003
SKY Perfect JSAT Holdings, Inc. (Japan)	631,200	2,563,254
		42,272,045
Metals & Mining — 0.2%
Aurubis AG (Germany)	28,200	1,257,724
Bekaert SA (Belgium)	89,000	2,550,922
Boliden AB (Sweden)	113,400	2,610,966
Dowa Holdings Co. Ltd. (Japan)	49,800	1,714,719
Fortescue Metals Group Ltd. (Australia)	822,100	4,898,689
Mineral Resources Ltd. (Australia)	179,200	1,622,856
Rio Tinto Ltd. (Australia)	69,400	4,355,122
voestalpine AG (Austria)	90,700	2,095,845
		21,106,843
Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)*^	560,300	69
Dollarama, Inc. (Canada)	244,824	8,764,767
Harvey Norman Holdings Ltd. (Australia)(a)	883,000	2,708,671
Kohl’s Corp.(a)	74,145	3,682,041
Marks & Spencer Group PLC (United Kingdom)	849,800	1,925,407
		17,080,955
Multi-Utilities — 0.3%
A2A SpA (Italy)	2,139,700	3,927,118
AGL Energy Ltd. (Australia)	241,400	3,124,923
CenterPoint Energy, Inc.	196,375	5,926,598
Engie SA (France)	259,300	4,230,820
Sempra Energy	42,787	6,315,789
		23,525,248
Oil, Gas & Consumable Fuels — 2.1%
BP PLC (United Kingdom)	1,516,000	9,602,034
EQT Corp.	177,413	1,887,674
Equinor ASA (Norway)	209,200	3,968,615
Equitrans Midstream Corp.(a)	146,275	2,128,301
Exxon Mobil Corp.	333,412	23,542,221

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Neste OYJ (Finland)	97,864	$ 3,241,454
Occidental Petroleum Corp.	379,601	16,880,857
OMV AG (Austria)	93,900	5,043,393
Pioneer Natural Resources Co.	81,536	10,254,783
Repsol SA (Spain)	397,600	6,214,641
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	395,977	11,659,840
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	458,600	13,516,508
TC Energy Corp. (Canada)	501,134	25,953,730
TOTAL SA (France)	245,500	12,801,520
TOTAL SA (France), ADR	655,124	34,066,448
Woodside Petroleum Ltd. (Australia)	82,100	1,791,209
		182,553,228
Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,829,000	1,532,567
UPM-Kymmene OYJ (Finland)	149,300	4,415,422
		5,947,989
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	86,694	17,247,771
Shiseido Co. Ltd. (Japan)	175,200	14,062,810
		31,310,581
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	507,600	7,265,380
GlaxoSmithKline PLC (United Kingdom)	580,400	12,416,884
Johnson & Johnson	206,727	26,746,339
Merck & Co., Inc.	209,809	17,661,722
Novartis AG (Switzerland), ADR(a)	142,729	12,403,150
Novo Nordisk A/S (Denmark), ADR	417,759	21,598,140
Novo Nordisk A/S (Denmark) (Class B Stock)	207,441	10,675,701
Perrigo Co. PLC(a)	197,558	11,041,517
Pfizer, Inc.	663,057	23,823,638
Roche Holding AG (Switzerland)	71,900	20,939,803
Roche Holding AG (Switzerland), ADR	169,379	6,173,865
Sanofi (France)	156,800	14,552,466
Sawai Pharmaceutical Co. Ltd. (Japan)	51,000	2,645,552
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	106,300	729,651
Towa Pharmaceutical Co. Ltd. (Japan)(a)	98,400	2,290,757
UCB SA (Belgium)	47,800	3,469,194
Zoetis, Inc.	190,849	23,777,877
		218,211,636
Professional Services — 0.5%
Adecco Group AG (Switzerland)	59,300	3,281,031
Experian PLC (United Kingdom)	513,343	16,390,956
Nielsen Holdings PLC	340,172	7,228,655
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
RELX PLC (United Kingdom)	596,400	$ 14,148,097
		41,048,739
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,314,006
Lendlease Group (Australia)	277,200	3,286,573
Nexity SA (France)	29,500	1,405,091
Nomura Real Estate Holdings, Inc. (Japan)	159,400	3,456,981
		9,462,651
Road & Rail — 0.3%
Canadian National Railway Co. (Canada)	202,883	18,217,128
Firstgroup PLC (United Kingdom)*	1,070,000	1,807,340
Go-Ahead Group PLC (The) (United Kingdom)	96,500	2,392,337
National Express Group PLC (United Kingdom)	469,400	2,500,774
		24,917,579
Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.	357,250	17,826,775
Infineon Technologies AG (Germany)	567,014	10,231,561
NVIDIA Corp.	116,305	20,245,211
NXP Semiconductors NV (Netherlands)	107,279	11,706,285
QUALCOMM, Inc.	676,703	51,618,905
Siltronic AG (Germany)	36,400	2,766,161
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,261,000	19,905,113
Texas Instruments, Inc.	128,306	16,582,268
Ulvac, Inc. (Japan)	79,300	3,211,984
		154,094,263
Software — 3.1%
Adobe, Inc.*	38,295	10,578,994
Autodesk, Inc.*	318,313	47,014,830
Check Point Software Technologies Ltd. (Israel)*(a)	99,857	10,934,341
Intuit, Inc.	64,507	17,154,992
Microsoft Corp.	678,023	94,265,538
Oracle Corp.(a)	722,674	39,768,750
salesforce.com, Inc.*	99,977	14,840,586
SAP SE (Germany)	105,965	12,467,258
Temenos AG (Switzerland)*	78,856	13,203,128
		260,228,417
Specialty Retail — 0.3%
Geo Holdings Corp. (Japan)	96,500	1,148,925
Kingfisher PLC (United Kingdom)	938,200	2,381,339
Nitori Holdings Co. Ltd. (Japan)	67,600	9,922,773
TJX Cos., Inc. (The)	246,372	13,732,775
		27,185,812
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	45,819	18,234,704

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	$ 2,898,170
		21,132,874
Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	370,474	10,349,408
Paragon Banking Group PLC (United Kingdom)	512,700	3,041,904
		13,391,312
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	140,600	5,187,236
Imperial Brands PLC (United Kingdom)	240,000	5,384,390
Philip Morris International, Inc.	247,806	18,815,910
		29,387,536
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	101,700	2,832,635
ITOCHU Corp. (Japan)	379,700	7,857,129
Marubeni Corp. (Japan)	478,600	3,194,461
Mitsui & Co. Ltd. (Japan)	211,500	3,473,508
Sumitomo Corp. (Japan)	157,000	2,461,946
		19,819,679
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	411,300	10,736,877
NTT DOCOMO, Inc. (Japan)	102,900	2,632,233
		13,369,110

Total Common Stocks (cost $3,539,425,422)		4,267,340,655
Exchange-Traded Funds — 9.8%
iShares 3-7 Year Treasury Bond ETF(a)	288,635	36,598,918
iShares Core U.S. Aggregate Bond ETF(a)	1,089,706	123,322,028
iShares iBoxx $ Investment Grade Corporate Bond ETF	51,930	6,620,036
iShares JPMorgan USD Emerging Markets Bond ETF(a)	323,388	36,656,030
iShares MSCI EAFE ETF(a)	2,632,159	171,643,088
iShares Russell 1000 Growth ETF(a)	573,931	91,616,606
iShares Russell 1000 Value ETF(a)	714,924	91,696,152
iShares Russell 2000 ETF(a)	152,246	23,040,910
iShares TIPS Bond ETF	242,616	28,213,815
SPDR S&P 500 ETF Trust	496,534	147,356,395
Vanguard Real Estate ETF(a)	313,280	29,213,360
Vanguard Total International Bond ETF(a)	802,752	47,225,900

Total Exchange-Traded Funds (cost $730,577,499)		833,203,238
	Shares	Value

Preferred Stocks — 0.2%
Capital Markets — 0.0%
State Street Corp., 5.350%	15,000	$ 401,400
Electric Utilities — 0.1%
Southern Co. (The), CVT, 6.750%*	107,723	5,764,258
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series A, CVT, 6.125%	50,171	3,106,086
Multi-Utilities — 0.1%
Sempra Energy, Series A, CVT, 6.000%	79,675	9,417,585
Sempra Energy, Series B, CVT, 6.750%(a)	19,483	2,292,370
		11,709,955

Total Preferred Stocks (cost $18,213,456)		20,981,699

Units
Rights* — 0.0%
Multiline Retail
Harvey Norman Holdings Ltd. (Australia), expiring 10/11/19	2,440	2,956
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.1%
Automobiles — 0.2%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	2,900	3,208,154
Hertz Vehicle Financing II LP,
Series 2016-02A, Class A, 144A
2.950%	03/25/22	100	100,663
Series 2019-02A, Class A, 144A
3.420%	05/25/25	200	206,521
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,900	3,023,346
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	631,547
Oscar US Funding LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	3,700	3,707,408
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,759,725
			13,637,364
Collateralized Loan Obligations — 2.1%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.573%(c)	07/15/30	4,500	4,497,459

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.583%(c)	07/15/29	500	$ 500,159
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.582%(c)	07/16/29	2,000	2,001,200
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.622%(c)	01/16/30	3,000	3,002,372
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
3.219%(c)	04/23/31	1,500	1,483,520
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.343%(c)	07/17/28	1,200	1,196,954
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.640%(c)	07/18/30	2,500	2,500,179
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	07/15/29	1,500	1,499,880
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.303%(c)	04/15/29	94	93,758
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	04/15/29	1,000	997,352
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.273%(c)	04/17/31	4,000	3,958,060
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.598%(c)	01/20/32	6,500	6,503,520
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.508%(c)	04/20/31	2,000	1,995,387
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.498%(c)	07/20/31	750	749,552
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.263%(c)	04/24/31	4,000	3,950,050
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.333%(c)	04/24/30	7,500	7,488,525
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	3,250	3,235,518
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.318%(c)	04/20/31	2,500	$ 2,473,208
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.458%(c)	10/20/31	2,250	2,237,045
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.306%(c)	04/25/31	5,000	4,925,473
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.539%(c)	10/23/29	5,250	5,238,780
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.570%(c)	07/18/30	4,000	4,000,930
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
3.066%(c)	05/20/29	6,000	5,974,079
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.428%(c)	07/20/31	1,200	1,188,209
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.532%(c)	01/16/31	3,000	2,976,727
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	3,000	2,990,231
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/22/30	4,000	3,977,306
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.383%(c)	04/17/31	3,000	2,966,537
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.516%(c)	10/30/30	4,000	3,994,066
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.328%(c)	04/20/31	3,000	2,968,003
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.433%(c)	01/17/31	4,000	3,991,338
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.548%(c)	07/20/30	6,000	5,996,983

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	10/17/30	1,500	$ 1,494,092
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.308%(c)	04/20/31	1,000	989,149
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.473%(c)	07/15/31	4,250	4,213,700
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.428%(c)	08/15/30	1,250	1,252,732
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.509%(c)	10/23/31	4,250	4,232,383
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
3.568%(c)	10/20/28	4,750	4,755,710
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.556%(c)	07/25/30	1,250	1,249,044
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
3.648%(c)	01/20/32	5,000	5,018,511
TCW CLO Ltd. (Cayman Islands),
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.158%(c)	02/15/29	4,000	3,998,680
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.533%(c)	07/15/29	2,250	2,249,103
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.703%(c)	07/15/27	4,500	4,461,500
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.480%(c)	10/18/31	5,250	5,205,536
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.596%(c)	07/25/29	3,500	3,508,594
Series 2017-06A, Class AR, 144A
—%(p)	07/25/29	5,000	5,000,000
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.486%(c)	01/25/31	3,000	2,977,995
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.876%(c)	01/25/31	1,750	1,721,563
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.803%(c)	04/15/29	2,000	1,973,259
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.246%(c)	04/25/31	3,000	$ 2,968,773
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/20/29	4,000	3,999,211
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.453%(c)	01/17/31	3,750	3,725,471
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.403%(c)	07/17/31	7,000	6,931,516
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.428%(c)	01/22/31	2,000	1,988,654
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.673%(c)	07/15/29	1,500	1,506,693
			176,974,229
Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,300	1,347,964
Series 2019-01A, Class A, 144A
3.000%	12/20/27	1,900	1,914,362
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	600	607,286
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	267	267,323
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	500,184
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	502,157
Oportun Funding LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,249,743
Series 2017-B, Class A, 144A
3.220%	10/10/23	2,750	2,756,297
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,010	1,021,155
Series 2018-B, Class A, 144A
3.910%	07/08/24	850	862,980
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	506,042
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,200	1,230,086
Series 2018-D, Class A, 144A
4.150%	12/09/24	900	924,238
Series 2019-A, Class A, 144A
3.080%	08/08/25	1,300	1,308,335

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.668%(c)	08/25/25	1,000	$ 1,003,522
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A, 144A
3.200%	05/27/36	1,811	1,830,756
			17,832,430
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,400	2,731,738
Home Equity Loans — 0.4%
ABFC Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
2.718%(c)	06/25/34	53	53,117
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
2.618%(c)	10/25/34	326	328,154
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
2.798%(c)	04/25/34	854	846,170
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W07, Class A2, 1 Month LIBOR + 1.040% (Cap N/A, Floor 0.520%)
3.058%(c)	05/25/34	149	142,811
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
3.053%(c)	06/25/35	1,434	1,445,443
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	04/25/37	216	341,573
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
2.163%(c)	09/25/36	853	826,110
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
2.228%(c)	12/25/36	2,900	2,803,998
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-HE03, Class A, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)
2.778%(c)	12/25/33	50	50,436
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
2.478%(c)	10/25/35	200	189,537
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
2.088%(c)	08/25/37	930	584,164
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
2.813%(c)	07/25/34	114	$ 114,293
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
2.873%(c)	08/25/34	237	236,154
Series 2005-08, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
2.468%(c)	02/25/36	900	881,602
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW02, Class AV4, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	08/25/36	437	435,775
Mastr Asset Backed Securities Trust,
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
2.128%(c)	08/25/36	3,583	1,842,457
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
2.678%(c)	01/25/35	602	589,110
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.078%(c)	05/25/37	22	19,580
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
2.783%(c)	02/25/35	755	748,453
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
2.348%(c)	11/25/35	3,000	2,938,635
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
2.308%(c)	03/25/36	700	688,253
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.470%)
2.723%(c)	01/25/36	400	398,963
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
2.873%(c)	11/25/34	732	736,662
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)
2.458%(c)	11/25/35	509	509,923
RAMP Trust,
Series 2005-EFC04, Class M3, 1 Month LIBOR + 0.480% (Cap 14.000%, Floor 0.480%)
2.498%(c)	09/25/35	5,256	5,288,649
RASC Trust,
Series 2005-AHL01, Class M1, 1 Month LIBOR + 0.675% (Cap 14.000%, Floor 0.450%)
2.693%(c)	09/25/35	137	136,966

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440% (Cap 14.000%, Floor 0.440%)
2.458%(c)	11/25/35	2,000	$ 2,003,807
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	577	332,567
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
2.858%(c)	08/25/35	2,200	2,037,756
Series 2006-03, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
2.268%(c)	11/25/36	4,000	3,739,577
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.078%(c)	11/25/36	24	9,821
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	05/25/36	426	425,318
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
2.958%(c)	11/25/33	55	52,756
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
2.268%(c)	04/25/37	4,295	2,259,687
			34,038,277
Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.818%(c)	06/25/24	3,780	3,758,567
Residential Mortgage-Backed Securities — 0.9%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.390% (Cap N/A, Floor 0.390%)
2.408%(c)	03/25/36	2,489	2,485,100
Asset-Backed Pass-Through Certificates,
Series 2005-R04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.450%)
2.693%(c)	07/25/35	5,665	5,677,907
Bayview Opportunity Master Fund IVb Trust,
Series 2018-RN09, Class A1, 144A
4.213%	10/29/33	354	355,270
Bear Stearns Asset-Backed Securities Trust,
Series 2007-AQ01, Class A1, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
2.128%(c)	04/25/31	98	146,875
C-BASS TRUST,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.078%(c)	11/25/36	20	12,033
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.350%)
3.068%(c)	09/25/34	359	$ 356,475
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	06/25/37	2,453	2,309,293
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
5.250%(c)	12/26/46	2,564	2,563,503
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	535	539,506
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
2.138%(c)	07/25/37	39	26,007
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
5.684%(cc)	12/25/36	40	15,391
CWABS Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
2.548%(c)	02/25/36	700	699,373
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
2.258%(c)	05/25/36	3,797	3,788,730
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
2.478%(c)	05/25/36	2,600	2,567,366
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
2.758%(c)	08/25/47	838	829,930
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.190% (Cap 12.250%, Floor 0.190%)
2.208%(c)	05/25/36	1,805	1,382,695
First Franklin Mortgage Loan Trust,
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
2.258%(c)	04/25/36	1,100	1,029,390
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
2.133%(c)	07/25/36	2,602	2,456,416
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
2.328%(c)	07/25/36	1,000	958,792
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
2.753%(c)	09/25/35	157	156,943
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
2.108%(c)	06/25/36	1,279	846,644
Series 2007-HE02, Class A2C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
2.288%(c)	03/25/47	2,718	2,529,730

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	12/25/46	2,300	$ 1,431,877
Home Equity Mortgage Loan Asset-Backed Trust Series INABS,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	07/25/37	4,319	2,917,111
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
2.228%(c)	10/25/36	94	92,333
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
2.128%(c)	08/25/36	64	46,760
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.568%(c)	11/25/36	7,700	7,576,002
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.890%(c)	01/28/70	523	530,681
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	450	455,121
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	835	841,598
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	663	671,687
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,451	1,461,196
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	582	582,943
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
2.798%(c)	08/25/35	2,000	1,989,109
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	12/25/36	5,739	4,278,347
Meritage Mortgage Loan Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
2.768%(c)	11/25/35	84	86,730
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
2.098%(c)	09/25/37	4	2,075
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
2.138%(c)	02/25/37	11	4,419
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
2.068%(c)	07/25/36	42	20,155
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
2.068%(c)	11/25/36	1	462
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ02, Class M3, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
3.053%(c)	02/25/35		2,426	$ 2,431,556
Series 2005-WCW02, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
2.768%(c)	07/25/35		290	289,795
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
2.488%(c)	09/25/35		847	848,337
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
2.348%(c)	04/25/36		400	398,786
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.480%)
2.577%(c)	05/25/35		500	480,192
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.520%)
2.577%(c)	05/25/35		772	626,621
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
2.308%(c)	09/25/36		3,000	2,818,826
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
2.328%(c)	09/25/47		630	612,279
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
2.148%(c)	05/25/37		207	157,751
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.078%(c)	12/25/36		62	19,892
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
2.068%(c)	12/25/36		2	955
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		240	239,976
Structured Asset Investment Loan Trust,
Series 2005-04, Class M3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.480%)
2.738%(c)	05/25/35		1,875	1,880,557
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.540%)
2.828%(c)	07/25/35		3,000	2,987,329
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	3,641	3,960,448
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		887	894,336
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,249	2,270,562
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		334	339,579

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		148	$ 153,124
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58		854	876,130
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	05/25/58		668	672,509
VOLT LXII LLC,
Series 2017-NPL09, Class A1, 144A
3.125%	09/25/47		516	516,740
Wachovia Mortgage Loan Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.660% (Cap 13.000%, Floor 0.440%)
2.678%(c)	10/25/35		1,521	1,520,792
Washington Mutural Asset-Backed Certificates WMABS Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.078%(c)	10/25/36		73	36,222
				79,755,269
Student Loans — 0.2%
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.640%(c)	11/27/20		3,490	3,489,964
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.278%(c)	06/16/42		343	346,291
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		15	14,688
SLM Student Loan Trust,
Series 2003-02, Class A5, 3 Month EURIBOR + 0.260% (Cap N/A, Floor 0.000%)
—%(p)	12/15/23	EUR	31	33,185
Series 2003-05, Class A5
—%(p)	06/17/24	EUR	152	165,756
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.177%(c)	07/25/39	EUR	900	949,657
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.826%(c)	10/25/64		1,000	986,618
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		6,328	6,555,199
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		5,500	5,663,774
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		434	433,217
				18,638,349

Total Asset-Backed Securities (cost $339,197,626)				347,366,223
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans — 0.1%
Banks — 0.1%
Qatar National Bank,
Term Loan,
—%(p)	12/22/20^		5,000	$ 4,990,000
Chemicals — 0.0%
Avantor, Inc. (United Kingdom),
Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%
3.250%(c)	11/21/24	EUR	172	189,853
Computers — 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.544%(c)	09/29/25		481	483,356
Term B USD Loan, 1 Month LIBOR + 3.750%
5.794%(c)	09/30/24		466	466,696
				950,052
Diversified Financial Services — 0.0%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	203	220,958
Term B, 3 Month GBP LIBOR + 4.750%
5.508%(c)	02/06/25	GBP	394	470,111
Term B-1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	888	947,126
				1,638,195
Foods — 0.0%
Sigma Bidco BV (Netherlands),
Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%
4.708%(c)	07/02/25	GBP	1,450	1,757,963
Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.104%(c)	04/20/26		357	351,688
Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.794%(c)	01/31/25		1,179	1,169,912

Total Bank Loans (cost $11,496,310)				11,047,663
Commercial Mortgage-Backed Securities — 1.8%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.363%(cc)	05/15/49		4,200	4,526,908
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,200	4,423,997
Series 2017-BNK06, Class A4
3.254%	07/15/60		3,200	3,400,190
Series 2019-BN18, Class A3
3.325%	05/15/62		1,400	1,499,810
Series 2019-BN19, Class A2
2.926%	08/15/61		5,000	5,198,198
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class A3
3.319%	05/15/52		2,600	2,777,367

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	$ 1,201,402
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	517,332
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	436,237
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,630,513
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	583,516
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,486,845
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,910,329
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,895,090
Series 2019-CF01, Class A4
3.523%	05/15/52	2,500	2,711,238
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	3,000	3,175,795
Series 2017-CD05, Class A3
3.171%	08/15/50	3,300	3,481,472
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB
0.359%(cc)	02/10/48	76,865	1,086,740
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5
3.694%	08/10/47	2,083	2,204,809
Series 2015-CR26, Class A4
3.630%	10/10/48	240	256,912
Series 2015-PC01, Class A5
3.902%	07/10/50	5,664	6,117,909
Series 2016-DC02, Class A5
3.765%	02/10/49	1,775	1,916,682
Series 2017-COR02, Class A2
3.239%	09/10/50	3,750	3,951,009
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.178%(c)	05/15/36	2,500	2,506,253
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,970	3,179,904
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	750	814,307
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	4,000	4,083,453
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,832,037
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36		1,300	$ 1,362,980
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36		1,200	1,200,934
GS Mortgage Securities Corp.,
Series 2018-GS10, Class A4
3.890%	07/10/51		1,550	1,718,444
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA
2.109%(cc)	11/10/45		2,485	124,571
Series 2017-GS06, Class A2
3.164%	05/10/50		3,100	3,260,943
Series 2017-GS07, Class A3
3.167%	08/10/50		5,540	5,812,147
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34		310	325,324
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50		3,000	3,171,078
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50		1,800	1,920,257
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		1,036	1,044,183
Series 2016-JP02, Class A3
2.559%	08/15/49		2,800	2,845,069
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.600%(c)	12/15/31		3,600	3,599,979
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		2,450	2,607,932
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		8,714	9,233,718
Series 2016-C30, Class A4
2.600%	09/15/49		5,750	5,837,510
Series 2016-C31, Class A5
3.102%	11/15/49		5,000	5,229,185
Morgan Stanley Capital I Trust,
Series 2017-HR02, Class A3
3.330%	12/15/50		5,200	5,537,352
Series 2019-H07, Class A3
3.005%	07/15/52		1,600	1,666,748
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	971	744,266
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, 144A, IO
—%(p)	06/15/33		184,540	1,753
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	236,722

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,300	$ 4,517,819
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	700	706,051
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	1,647	1,699,935
Series 2016-C35, Class A3
2.674%	07/15/48	4,500	4,590,624
Series 2016-LC24, Class A3
2.684%	10/15/49	1,600	1,632,916
Series 2017-C040, Class A3
3.317%	10/15/50	1,330	1,413,983
Series 2017-C39, Class A4
3.157%	09/15/50	5,000	5,260,924
Series 2017-RB01, Class A4
3.374%	03/15/50	4,700	5,014,116
Series 2019-C52, Class A4
2.643%	08/15/52	2,000	2,022,269

Total Commercial Mortgage-Backed Securities (cost $150,673,280)			157,145,986
Corporate Bonds — 10.7%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.100%	05/01/26	2,560	2,681,585
3.750%	02/01/50	660	712,822
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,425	1,425,000
7.500%	03/15/25	900	898,875
7.875%	04/15/27	2,025	2,016,596
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23	400	414,815
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	1,100	1,205,109
			9,354,802
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	995	1,006,878
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%)
2.765%(c)	08/14/20	1,900	1,903,642
Gtd. Notes, 3 Month LIBOR + 0.880%
3.038%(c)	08/15/22	2,200	2,212,715
Gtd. Notes
3.222%	08/15/24	2,965	2,997,464
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		4,000	$ 4,014,538
Japan Tobacco, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
2.000%	04/13/21		300	298,240
				12,433,477
Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		1,222	1,280,543
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		975	1,007,762
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		424	446,829
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		227	228,151
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,080	1,082,306
3.625%	03/15/22		1,750	1,797,672
Latam Airlines Group SA Pass-Through Trust (Chile),
Pass-Through Certificates
4.200%	08/15/29		3,503	3,583,146
4.500%	08/15/25		5,100	5,095,004
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		6,539	6,044,090
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,302	1,332,589
				21,898,092
Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	670,462
Auto Manufacturers — 0.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.637%(c)	11/05/21		300	300,254
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
2.676%(c)	08/13/21		300	300,630
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.750%(c)	04/12/21		365	365,251
Gtd. Notes, 144A
3.100%	04/12/21		490	497,679
3.400%	08/13/21		900	922,105
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.430%
2.611%(c)	02/12/21		1,000	998,624

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	1,100	$ 1,218,157
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.425%	06/12/20		500	498,750
3.096%	05/04/23		1,510	1,482,308
3.157%	08/04/20		2,600	2,606,464
3.200%	01/15/21		2,400	2,403,209
3.219%	01/09/22		5,050	5,044,881
3.336%	03/18/21		200	200,934
3.350%	11/01/22		500	500,067
5.875%	08/02/21		700	733,215
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420% (Cap N/A, Floor 0.000%)
—%(p)	12/07/22	EUR	400	420,102
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.065%(c)	09/24/20		500	499,986
Sr. Unsec’d. Notes, MTN
3.550%	10/07/22		700	699,997
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	22,915
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		5,110	5,117,592
3.450%	04/10/22		3,125	3,179,021
3.700%	05/09/23		1,605	1,642,029
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.150%	02/26/20		300	299,443
2.850%	01/15/21		1,700	1,705,506
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.600%	09/28/22		100	100,329
2.800%	01/13/22		500	503,020
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
2.639%(c)	03/15/21		400	399,800
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420%
—%(p)	06/15/21	EUR	300	327,029
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21	EUR	500	550,764
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.450%	11/20/19		500	500,010
3.875%	11/13/20		1,100	1,117,926
4.000%	11/12/21		1,700	1,756,900
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
2.946%(c)	11/13/20		1,800	1,806,068
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
3.121%(c)	11/12/21		2,200	2,212,179
				40,933,144
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	$ 647,842
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		150	156,750
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,000	952,500
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,200	1,093,500
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	300	333,525
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27		1,100	1,113,750
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		2,500	2,582,380
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes
3.250%	05/15/25	EUR	500	561,945
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.000%	04/29/20		1,300	1,308,463
				8,750,655
Banks — 3.4%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		400	422,996
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
3.300%	05/17/21		1,600	1,632,618
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
1.082%(c)	05/25/60	EUR	3,000	3,278,390
Covered Bonds, 3 Month EURIBOR + 1.700%
1.327%(c)	10/25/21	EUR	3,100	3,397,713
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	400	461,049
6.750%(ff)	—(rr)	EUR	1,200	1,331,875
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	1,042,092
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		2,300	2,337,950
4.500%	09/24/24		5,100	5,240,250
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)		795	894,375
Jr. Sub. Notes, Series FF
5.875%(ff)	—(a)(rr)		1,700	1,836,000

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)		930	$ 961,387
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		660	696,802
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22		1,340	1,366,584
3.824%(ff)	01/20/28		1,395	1,497,454
3.974%(ff)	02/07/30		705	770,434
4.078%(ff)	04/23/40		1,670	1,867,717
4.271%(ff)	07/23/29		730	812,037
Sub. Notes, MTN
4.000%	01/22/25		4,750	5,043,715
4.450%	03/03/26		4,090	4,457,241
Bank of Ireland (Ireland),
Jr. Sub. Notes
7.375%(ff)	—(rr)	EUR	300	339,548
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22		1,135	1,156,807
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	—(rr)		1,205	1,231,462
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	2,000	2,112,214
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		600	661,500
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.125%(ff)	—(rr)	GBP	2,100	2,733,751
8.000%(ff)	—(a)(rr)	EUR	800	931,942
8.000%(ff)	—(rr)		700	744,450
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.588%(c)	02/15/23		800	799,603
Sr. Unsec’d. Notes
3.684%	01/10/23		1,570	1,596,650
4.610%(ff)	02/15/23		2,700	2,803,809
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
3.963%(c)	01/10/23		2,600	2,610,248
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.291%(c)	08/10/21		4,000	4,080,191
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27	GBP	2,000	2,558,325
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,625	1,782,685
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	—(rr)		1,335	1,334,987
BBVA USA,
Sr. Unsec’d. Notes
3.500%	06/11/21		1,600	1,626,461
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		440	486,030
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24		915	960,444
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		285	$ 296,684
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,440	1,529,880
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21		1,100	1,122,606
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20		1,950	1,959,878
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)		2,395	2,445,487
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)		1,020	1,048,560
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)		410	456,637
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.236%(c)	04/25/22		3,200	3,233,805
Sr. Unsec’d. Notes
3.520%(ff)	10/27/28		730	763,427
3.700%	01/12/26		3,025	3,212,319
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.568%(c)	09/01/23		1,500	1,525,729
Sub. Notes
4.450%	09/29/27		3,850	4,200,639
4.600%	03/09/26		745	813,978
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
2.702%(c)	05/26/20		2,700	2,706,564
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
5.500%(ff)	—(rr)	EUR	2,100	2,356,143
6.625%(ff)	—(rr)	EUR	1,800	2,137,976
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	2,000	2,245,768
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
2.973%(c)	09/26/23		1,400	1,400,676
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23		1,700	1,801,240
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21		500	508,237
3.750%	03/26/25		240	252,064
3.800%	09/15/22		3,350	3,483,596
3.800%	06/09/23		1,650	1,723,222
Gtd. Notes, 3 Month LIBOR + 2.290%
4.590%(c)	04/16/21		3,100	3,182,240
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		800	818,720
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.815%
3.093%(c)	01/22/21		900	891,343
Sr. Unsec’d. Notes
3.150%	01/22/21		300	299,791

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.250%	02/04/21		2,500	$ 2,527,927
4.250%	10/14/21		6,900	7,009,511
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.577%(c)	02/04/21		2,475	2,457,326
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	159,772
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		1,050	1,088,091
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,457,570
Sr. Unsec’d. Notes, EMTN
2.000%	10/19/21		200	199,963
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20		500	499,675
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	515,402
3.450%	07/27/26		390	402,149
4.200%	08/08/23		2,000	2,126,161
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
3.250%	06/28/23		2,900	3,029,564
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.000%	03/30/22		1,400	1,422,750
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—(rr)		1,850	1,871,589
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)		440	462,000
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.319%(c)	09/15/20		2,400	2,418,501
Sr. Unsec’d. Notes
3.500%	01/23/25		6,145	6,405,894
3.750%	02/25/26		235	248,521
3.850%	01/26/27		1,905	2,020,008
4.223%(ff)	05/01/29		900	982,431
HSBC Bank (Canada),
Covered Bonds, 144A
3.300%	11/28/21		2,400	2,467,796
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%(ff)	—(rr)	GBP	800	1,038,970
6.500%(ff)	—(rr)		300	313,785
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.724%(c)	05/18/21		1,100	1,101,133
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29		500	553,786
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.500%	03/18/20		2,600	2,609,308
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22		900	919,890
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.085%(c)	10/02/23		2,800	$ 2,811,421
Sr. Unsec’d. Notes
4.100%	10/02/23		2,800	2,972,208
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)		575	587,863
Jr. Sub. Notes, Series Z
5.300%(ff)	—(rr)		2,750	2,780,937
Sr. Unsec’d. Notes
2.950%	10/01/26		1,430	1,466,196
3.125%	01/23/25		5,740	5,943,536
3.702%(ff)	05/06/30		690	739,328
3.964%(ff)	11/15/48		930	1,042,650
4.005%(ff)	04/23/29		1,565	1,709,348
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.176%(c)	04/25/23		3,100	3,117,476
Sub. Notes
3.875%	09/10/24		1,250	1,330,031
4.250%	10/01/27		1,175	1,290,898
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27	GBP	1,500	2,345,797
Gtd. Notes, 3 Month LIBOR + 0.490%
2.699%(c)	05/07/21		300	299,969
Gtd. Notes
3.300%	05/07/21		1,200	1,220,446
Sub. Notes, EMTN
6.500%	03/24/20	EUR	300	336,761
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—(rr)	EUR	200	224,197
7.500%(ff)	—(rr)		1,000	1,066,250
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
2.959%(c)	06/21/21		1,000	1,002,266
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21		2,600	2,625,027
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
4.018%(c)	03/01/21(a)		412	420,635
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.138%(c)	09/11/24		1,700	1,711,587
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24		1,100	1,157,672
Morgan Stanley,
Jr. Sub. Notes, Series J
5.550%(ff)	—(rr)		1,535	1,556,260
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29		1,000	1,068,778
3.875%	01/27/26		910	976,778
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		7,435	7,837,789
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,570,242

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	51,697	$ 7,591,763
1.000%	10/01/50	DKK	15,400	2,248,192
1.500%	10/01/50	DKK	36,954	5,531,403
1.500%	10/01/50	DKK	31,499	4,704,178
2.000%	10/01/47	DKK	—(r )	—
2.500%	10/01/47	DKK	5	718
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
2.574%(c)	05/17/21		1,400	1,401,708
PKO Bank Hipoteczny SA (Poland),
Covered Bonds
0.250%	11/23/21	EUR	300	330,258
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
3.474%(c)	05/31/21		3,500	3,531,177
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(ff)	—(rr)		200	214,170
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
3.656%(c)	06/25/24		2,600	2,605,397
Sr. Unsec’d. Notes
3.875%	09/12/23		500	516,193
4.269%(ff)	03/22/25		200	209,202
4.519%(ff)	06/25/24		2,400	2,523,923
5.076%(ff)	01/27/30		2,800	3,132,586
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—(rr)	GBP	200	259,742
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	2,006,272
2.875%	08/05/21		2,300	2,308,216
4.796%(ff)	11/15/24		2,700	2,892,343
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.000%	01/24/22		300	307,689
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.253%(c)	04/06/20		1,600	1,602,180
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	—(rr)		1,280	1,302,400
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.653%(c)	01/17/20		1,445	1,446,339
Gtd. Notes
2.450%	01/16/20		2,825	2,826,994
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21		2,600	2,623,232
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
2.000%	06/17/26	SEK	35,000	3,955,791
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		1,400	1,407,061
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580% (Cap N/A, Floor 0.000%)
2.682%(c)	06/08/20	1,900	$ 1,905,094
Sr. Unsec’d. Notes, 144A, MTN
2.200%	06/08/20	700	699,907
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22	2,900	2,924,585
2.859%(ff)	08/15/23	1,620	1,637,476
3.491%	05/23/23	3,000	3,079,514
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23	6,300	7,351,407
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.486%(c)	10/31/23	1,600	1,624,172
			290,540,096
Beverages — 0.0%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	860	878,382
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	600	599,974
			1,478,356
Biotechnology — 0.0%
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	950	978,811
4.550%	02/20/48	600	715,968
			1,694,779
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	300	300,983
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
4.500%	04/04/48	300	322,763
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/20	1,100	1,103,956
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	650	677,625
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	600	624,000
			3,029,327
Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,230	1,238,644

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23	300	$ 314,464
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21	1,480	1,533,835
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20	860	860,701
3.800%	03/15/25	858	898,901
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20	740	740,002
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	2,270	2,562,314
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,000	1,028,350
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	182,535
5.250%	01/15/45	1,220	1,441,962
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,800	1,838,268
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	325	351,099
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	425	443,796
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	400	401,329
3.933%	04/23/21	600	610,991
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	375	390,938
			14,838,129
Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21	700	696,055
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.827%(c)	08/04/20	5,200	5,209,568
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19	1,500	1,500,094
3.300%	12/01/26	2,670	2,759,469
4.500%	02/15/45	625	696,680
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,030	1,034,768
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		800	$ 883,000
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		848	901,140
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		875	910,000
5.250%	01/15/30		350	366,846
5.500%	05/15/27		975	1,033,500
6.500%	12/15/26		500	544,750
				16,535,870
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		5,750	5,928,870
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22		1,000	1,018,241
				6,947,111
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21		1,000	1,032,377
4.625%	10/30/20		1,600	1,637,888
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20		200	204,238
Sr. Unsec’d. Notes
4.125%	03/30/20		350	352,187
4.250%	04/15/21		250	255,313
American Express Co.,
Sr. Unsec’d. Notes
3.400%	02/22/24		1,300	1,359,586
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
2.750%	09/18/22		1,600	1,599,672
3.500%	09/18/27		500	513,090
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN
3.380%	03/07/28		1,200	1,292,456
Doric Nimrod Air Finance Alpha Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		758	770,146
Doric Nimrod Air Three Ltd. Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		1,037	1,066,003
Emerald Bay SA (Luxembourg),
Pass-Through Certificates, 144A
10.459%(s)	10/08/20	EUR	2,285	2,440,725
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		2,700	2,693,486

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20		2,300	$ 2,460,838
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	33,899	4,987,135
1.500%	10/01/50	DKK	7,681	1,148,722
1.500%	10/01/50	DKK	18,199	2,719,073
2.000%	10/01/47	DKK	4,474	671,016
2.500%	10/01/47	DKK	5	750
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/99		400	5,560
2.907%	12/23/99		200	2,780
5.625%	01/24/13(d)		1,700	24,140
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23(a)		950	990,375
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		100	103,563
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20		900	916,875
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	35,600	5,227,212
1.500%	10/01/50	DKK	12,600	1,881,736
2.000%	10/01/47	DKK	51,095	7,662,773
2.500%	10/01/47	DKK	1	217
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		400	414,626
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		100	105,390
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	67,613	10,142,069
Covered Bonds, MTN
2.500%	07/01/47	DKK	45	6,888
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		1,100	1,109,900
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		2,980	2,983,384
				58,782,189
Electric — 0.6%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20		500	500,290
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	1,313,000
5.750%	01/15/25(a)		1,675	1,704,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	3,010	$ 2,998,879
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	512,297
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	1,108,887
Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%
2.506%(c)	06/25/21	200	200,674
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,310	2,366,725
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	407,051
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,393,941
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%
2.675%(c)	05/14/21	4,500	4,518,045
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
2.350%	10/13/20	200	200,529
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	785	822,484
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20	3,850	3,928,014
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	1,700	1,723,296
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	500	534,892
Sr. Unsec’d. Notes
5.750%	01/26/21	450	453,091
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	1,250	1,258,585
7.125%	02/11/25	350	360,169
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	780	805,061
Exelon Corp.,
Sr. Unsec’d. Notes
2.850%	06/15/20	500	502,091
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	795	796,084
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	600	650,622
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	700	764,553

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	07/25/23	400	$ 421,507
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.400%
2.544%(c)	08/21/20	4,100	4,100,211
Gtd. Notes
4.500%	06/01/21(a)	800	825,604
NRG Energy, Inc.,
Gtd. Notes, 144A
5.250%	06/15/29	325	349,472
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	261,102
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	1,421,544
PECO Energy Co.,
First Mortgage
4.800%	10/15/43	910	1,138,110
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	865	873,813
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	945,416
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.569%(c)	03/15/21	2,400	2,392,167
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	3,000	3,009,382
Southern Power Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.550%
2.706%(c)	12/20/20	2,000	2,000,168
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	1,335	1,441,538
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A
2.125%	05/18/21	215	213,812
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	615	633,253
			49,850,671
Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	1,425	1,522,969
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	500	503,125
5.500%	07/31/47	550	545,545
			1,048,670
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26(a)		1,000	$ 907,500
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47	GBP	225	279,823
4.875%	02/28/47	GBP	125	157,230
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		1,000	1,030,000
				2,374,553
Foods — 0.2%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21		1,700	1,724,524
3.650%	03/15/23		3,100	3,225,044
4.250%	04/15/21		200	205,568
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes
6.875%	07/08/20	GBP	1,500	1,911,436
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21		1,700	1,697,503
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.862%(c)	04/16/21(a)		200	200,454
Sr. Unsec’d. Notes
4.000%	04/17/25		100	107,715
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,800	1,875,276
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39		225	226,167
4.875%	10/01/49		620	626,045
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		375	418,789
4.200%	04/01/59		325	374,904
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,200	1,197,355
				13,790,780
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		700	749,438
5.875%	08/20/26		700	767,585
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		400	415,418
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
2.719%(c)	06/15/21		2,400	2,410,176

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	$ 2,222,180
Southern California Gas Co.,
First Mortgage, Series VV
4.300%	01/15/49		2,150	2,551,595
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	391,216
				9,507,608
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,600	2,647,008
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		294	294,071
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,145	1,248,567
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	241,976
2.250%	03/07/39	EUR	200	260,164
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	530,825
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	550	604,610
1.875%	10/01/49	EUR	375	408,755
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		3,300	3,305,632
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.914%(c)	03/19/21		200	200,004
				9,741,612
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,000	1,041,935
6.750%	12/15/37		1,410	1,873,613
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24(a)		165	131,175
Cigna Holding Co.,
Gtd. Notes
3.250%	04/15/25		2,400	2,471,053
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28		50	50,550
4.750%	02/01/30		450	454,680
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		150	168,485
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
5.125%	06/15/39		630	$ 687,128
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20		270	270,189
3.200%	02/01/22		1,225	1,249,926
4.625%	11/15/20		550	560,925
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.763%	08/01/2116		675	826,145
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	412,518
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20		1,040	1,041,034
3.450%	06/01/26		285	299,841
3.500%	03/30/25		1,650	1,722,857
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25		350	354,830
Sec’d. Notes, 144A
6.250%	02/01/27		625	650,969
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		800	826,680
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		400	420,072
				15,514,605
Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		1,500	1,500,450
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21		2,200	2,222,000
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		1,500	1,638,750
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		550	603,625
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22(a)		286	286,715
Gtd. Notes, 144A
6.625%	07/15/27		925	959,688
				7,211,228
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
2.695%(c)	06/24/22		900	896,882
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,250	1,433,693
				2,330,575

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		145	$ 151,705
Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		700	760,501
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20		—(r )	118
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
7.104%(c)	02/12/23		—(r )	352
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		2,655	2,828,534
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	824,460
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	453,780
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	1,317,967
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700	809,616
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,780	1,789,678
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360	3,492,170
5.000%	04/05/46		650	749,153
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%(ff)	04/26/48(a)		400	449,600
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,902,061
				15,377,990
Internet — 0.0%
eBay, Inc.,
Sr. Unsec’d. Notes
2.875%	08/01/21		1,100	1,111,775
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		300	312,915
				1,424,690
Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		975	1,074,157
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23		200	$ 211,678
5.125%	08/08/25		900	988,128
5.400%	08/08/28		1,100	1,238,908
				3,512,871
Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc.,
Gtd. Notes
2.118%	09/11/20		300	299,092
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.449%(c)	06/22/20		2,400	2,403,323
Media — 0.4%
Altice Luxembourg SA (Luxembourg),
Gtd. Notes
7.250%	05/15/22	EUR	322	357,691
Gtd. Notes, 144A
7.750%	05/15/22(a)		1,096	1,119,290
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		2,425	2,484,994
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		4,050	4,086,273
4.464%	07/23/22		7,700	8,106,721
5.375%	05/01/47		300	326,870
6.384%	10/23/35		790	956,560
6.484%	10/23/45		955	1,162,069
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24		1,106	1,215,118
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.330%
2.429%(c)	10/01/20		1,300	1,302,206
Gtd. Notes, 3 Month LIBOR + 0.630%
2.933%(c)	04/15/24(a)		1,400	1,408,674
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		2,700	2,765,075
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28		1,025	1,154,304
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)		230	238,625
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		300	311,250
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23		100	101,599
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21		600	613,871

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	01/15/27	GBP	950	$ 1,214,702
Sr. Sec’d. Notes, 144A
5.000%	04/15/27	GBP	1,100	1,423,512
				30,349,404
Mining — 0.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	484,454
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25		10,000	10,937,162
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.230%	11/15/21		1,400	1,469,383
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		250	325,020
				13,216,019
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
0.375%	05/17/22	EUR	600	650,177
Sr. Unsec’d. Notes, GMTN
5.500%	01/08/20		1,500	1,511,644
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
2.731%(c)	11/10/20		1,290	1,289,419
				3,451,240
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		1,705	1,695,350
3.250%	02/11/22		285	290,230
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23	AUD	600	387,185
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,900,983
				4,273,748
Office/Business Equipment — 0.0%
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,148	1,146,622
Oil & Gas — 0.8%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		1,200	1,054,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		325	271,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
10.000%	04/01/22	150	$ 149,955
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	900	1,013,244
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	125	132,812
Concho Resources, Inc.,
Gtd. Notes
4.850%	08/15/48	500	572,920
4.875%	10/01/47	1,070	1,223,493
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	500	516,390
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	500	606,876
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	1,950	2,274,207
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22	770	814,275
5.150%	02/11/26	6,000	6,529,260
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,530	1,662,988
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25	1,610	1,740,031
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	1,268	1,331,749
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	1,335	1,455,708
4.750%	04/19/27	200	216,380
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	600	579,000
7.000%	03/31/24	500	482,500
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	3,000	3,258,852
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21	230	231,498
6.950%	07/01/24	1,275	1,495,602
7.500%	05/01/31	1,200	1,571,626
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21	989	978,962
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22	367	359,019
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26	1,565	409,549

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25	EUR	100	$ 127,531
5.750%	02/01/29		650	716,872
6.125%	01/17/22		442	474,487
6.625%	01/16/34	GBP	630	917,533
6.900%	03/19/49		430	493,210
7.375%	01/17/27		365	440,851
Gtd. Notes, 144A
5.093%	01/15/30(a)		7,614	7,942,544
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	05/16/24(d)		5,400	432,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	900	1,013,130
5.500%	01/21/21		1,310	1,349,143
6.350%	02/12/48		602	553,184
6.500%	03/13/27		6,480	6,732,720
Gtd. Notes, 144A
6.490%	01/23/27		393	409,938
7.690%	01/23/50		1,152	1,200,960
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	300	304,884
4.875%	02/21/28	EUR	500	568,136
Gtd. Notes, MTN
6.750%	09/21/47		1,092	1,048,102
6.875%	08/04/26		650	698,750
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		1,150	948,750
Rio Oil Finance Trust Series 2014-1 (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		1,014	1,130,012
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		2,265	2,525,909
Rio Oil Finance Trust Series 2014-3 (Brazil),
Sr. Sec’d. Notes, 144A
9.750%	01/06/27		1,755	2,049,062
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.750%	04/16/22		800	806,763
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21(a)		210	183,395
				64,000,637
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
1.000%(s)	—(rr)		1,696	14,838
Packaging & Containers — 0.0%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25		500	526,334
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,400	$ 1,456,120
4.500%	05/14/35	1,625	1,741,393
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	2,115	2,245,196
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21	1,500	1,541,757
5.000%	12/15/21	1,500	1,575,882
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	486,691
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	290	325,467
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.125%	04/15/25(a)	1,000	1,036,250
7.000%	01/15/28	100	107,710
7.250%	05/30/29	90	98,307
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	120	129,700
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.736%(c)	06/25/21	500	499,425
Gtd. Notes, 144A
2.750%	07/15/21	1,000	1,004,510
4.250%	12/15/25	500	534,178
4.375%	12/15/28	900	971,784
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
3.129%(c)	12/15/23	700	700,426
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,531,045
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	360	407,960
4.250%	10/26/49	2,110	2,449,974
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	680	743,020
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	800	799,194
2.750%	12/01/22	1,740	1,760,450
3.350%	03/09/21	160	162,559
3.700%	03/09/23	700	728,657
4.780%	03/25/38	90	98,566
5.125%	07/20/45	690	782,088
5.300%	12/05/43	510	593,881
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	3,540	3,866,043

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		1,565	$ 1,656,717
Gtd. Notes, 144A
3.125%	01/15/23		600	606,197
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		3,545	3,657,720
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22	EUR	900	1,011,333
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20		500	493,125
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
3.250%	04/15/22	EUR	500	505,403
				37,308,728
Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.500%	10/15/19		100	100,105
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26		1,555	1,633,839
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.400%
2.738%(c)	01/10/20		1,300	1,300,221
Gtd. Notes, 3 Month LIBOR + 0.700%
2.819%(c)	06/15/20		1,700	1,703,012
Energy Transfer Operating LP,
Gtd. Notes
4.150%	10/01/20		300	304,472
5.300%	04/15/47		270	290,426
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20		100	102,221
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		2,020	2,373,937
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26		2,600	2,418,189
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		792	841,063
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/20		200	204,616
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	931,180
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	1,919,736
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		105	$ 116,618
5.500%	02/15/49		1,055	1,223,501
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29		1,720	1,708,664
4.550%	07/15/28		300	324,808
4.950%	07/13/47		770	834,800
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	4,189,947
5.625%	02/01/21		100	103,292
Spectra Energy Partners LP,
Gtd. Notes, 3 Month LIBOR + 0.700%
2.827%(c)	06/05/20		100	100,186
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25		900	1,028,433
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	82,401
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		675	713,567
4.300%	03/04/24		2,275	2,418,172
4.850%	03/01/48		200	213,978
4.900%	01/15/45		287	303,297
				27,484,681
Real Estate — 0.1%
Goodman HK Finance (Hong Kong),
Gtd. Notes, EMTN
4.375%	06/19/24		1,100	1,159,657
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		900	925,875
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	400	507,962
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,069,276
				5,662,770
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	200	237,516
3.450%	09/15/21		2,200	2,250,562
5.900%	11/01/21		300	322,397
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21		1,700	1,760,941
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	771,071

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.300%	01/15/29		1,900	$ 2,094,199
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27		1,900	1,990,418
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	207,994
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,384,791
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		1,550	1,623,625
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		2,750	2,900,187
WEA Finance LLC (France),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,142,530
Welltower, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/24		2,870	3,013,224
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	2,500	2,942,609
				25,642,064
Retail — 0.1%
AutoNation, Inc.,
Gtd. Notes
3.350%	01/15/21		800	807,512
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	971,250
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.003%(c)	04/17/20		825	825,148
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25		1,000	1,042,500
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		3,000	3,157,500
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	1,000	1,270,051
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
2.686%(c)	10/28/21		2,400	2,400,476
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27(a)		650	650,813
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		376	375,060
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
QVC, Inc.,
Sr. Sec’d. Notes
5.125%	07/02/22		300	$ 315,192
				11,815,502
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		3,500	3,594,007
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23		300	299,850
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		2,115	2,135,289
3.125%	10/15/22		1,625	1,645,393
KLA Corp.,
Sr. Unsec’d. Notes
4.125%	11/01/21		600	620,132
				4,700,664
Software — 0.0%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	900	1,002,018
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		2,210	2,617,526
4.450%	11/03/45		143	180,590
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	102,848
				3,902,982
Telecommunications — 0.5%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,500	1,608,315
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/05/26	EUR	1,000	1,182,138
2.950%	07/15/26		2,100	2,124,826
3.150%	09/04/36	EUR	1,000	1,322,964
3.400%	05/15/25		2,235	2,331,875
3.600%	07/15/25		350	368,436
3.800%	02/15/27		830	878,417
4.300%	02/15/30		805	885,724
4.850%	03/01/39		1,515	1,717,761
5.150%	02/15/50		500	585,919
5.250%	03/01/37		125	147,114
5.300%	08/15/58		200	237,120
5.450%	03/01/47(a)		910	1,100,866
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.888%(c)	06/01/21		6,100	6,131,903

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	1,000	$ 975,000
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	400	404,117
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.820%	01/19/22	300	303,549
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	900	428,634
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	925	914,594
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23	300	312,983
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	900	981,180
8.750%	03/15/32	400	493,380
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	1,900	1,961,199
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,000	1,003,750
4.738%	09/20/29	500	531,505
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.134%	04/27/20	400	406,399
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	1,600	1,720,304
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.258%(c)	05/15/25	3,900	3,960,279
Sr. Unsec’d. Notes
4.016%	12/03/29	550	611,233
4.500%	08/10/33	950	1,103,084
4.522%	09/15/48	1,630	1,927,269
			38,661,837
Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	200	220,750
Sr. Sec’d. Notes, 144A
5.875%	07/05/34	7,600	8,388,500
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	05/11/20	100	100,172
2.650%	03/02/20	200	200,253
			8,909,675
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.050%	01/09/20	2,490	$ 2,492,997
3.950%	03/10/25	2,800	2,957,548
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	500	505,401
			5,955,946

Total Corporate Bonds (cost $890,931,502)			914,567,129
Municipal Bonds — 0.3%
California — 0.0%
San Diego County Regional Airport Authority,
Taxable, Revenue Bonds, BABs, Series C
6.628%	07/01/40	1,100	1,137,389
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	200	328,160
			1,465,549
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	1,784	2,544,376
Illinois — 0.1%
Chicago Transit Authority,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	839,880
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,440	2,627,124
			3,467,004
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	2,157,510
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	639,041
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	5,085,720
			7,882,271
Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,500	2,684,265
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,607,685

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Utah — 0.0%
Utah State Board of Regents,
Revenue Bonds
2.768%(cc)	01/25/57	1,145	$ 1,144,755
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	400	500,372
West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series B
10.067%(s)	06/01/47	5,100	331,092

Total Municipal Bonds (cost $18,870,079)			21,627,369
Residential Mortgage-Backed Securities — 2.4%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
4.602%(cc)	09/25/35	73	70,260
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	7	6,714
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 2.040% (Cap N/A, Floor 2.040%)
4.486%(c)	11/25/35	10	9,398
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.500% (Cap N/A, Floor 1.500%)
3.946%(c)	11/25/35	10	9,118
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.000% (Cap N/A, Floor 1.000%)
3.446%(c)	12/25/35	164	151,065
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.000% (Cap N/A, Floor 1.000%)
3.446%(c)	02/25/36	12	11,478
Series 2005-81, Class A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
2.298%(c)	02/25/37	1,126	1,039,974
Series 2005-82, Class A1, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
2.288%(c)	02/25/36	2,659	2,429,923
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
2.558%(c)	08/25/35	1,595	1,065,102
Series 2006-02CB, Class A14
5.500%	03/25/36	25	18,001
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,099	562,348
Series 2006-OA02, Class A5, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
2.274%(c)	05/20/46	1,271	1,080,657
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.208%(c)	09/25/46	55	51,867
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.224%(c)	02/20/47	1,695	1,338,163
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	02/25/47		93	$ 90,576
Series 2007-04CB, Class 1A35
6.000%	04/25/37		1,171	1,179,141
Series 2007-16CB, Class 5A1
6.250%	08/25/37		25	21,092
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.700% (Cap N/A, Floor 0.700%)
3.146%(c)	02/25/47		1,568	970,769
Banc of America Funding 2006 8T2 Trust,
Series 2006-8T02, Class A10
5.753%	10/25/36		18	17,606
Banc of America Funding 2006 J Trust,
Series 2006-J, Class 4A1
4.647%(cc)	01/20/47		552	535,800
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
2.208%(c)	03/27/36		1,894	1,850,734
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
2.148%(c)	02/27/37		1,924	1,881,579
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	05/27/36		1,394	1,381,786
Banc of America Funding Trust,
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%
2.183%(c)	09/29/36		1,952	1,914,755
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30		393	393,049
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
4.704%(cc)	06/25/35		22	21,319
Series 2005-H, Class 2A1
4.026%(cc)	09/25/35		12	11,933
Series 2005-H, Class 2A5
4.026%(cc)	09/25/35		145	142,343
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A, 3 Month EURIBOR + 0.110% (Cap N/A, Floor 0.000%)
—%(p)	10/25/37	EUR	236	256,217
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
12.742%(cc)	02/26/36		587	215,836
Series 2011-RR05, Class 12A2, 144A
4.882%(cc)	03/26/37		793	928,892
Series 2011-RR05, Class 5A1, 144A
5.250%(cc)	08/26/37		109	110,582
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-09, Class 2A1
4.619%(cc)	02/25/34		34	35,191
Series 2005-01, Class 2A1
4.313%(cc)	03/25/35		21	21,318
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
4.201%(cc)	09/25/35		118	98,499

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-09, Class 24A1
4.040%(cc)	11/25/35	70	$ 60,791
Series 2005-10, Class 24A1
3.980%(cc)	01/25/36	117	119,643
Series 2006-02, Class 23A1
4.109%(cc)	03/25/36	136	115,418
Series 2006-04, Class 21A1
4.020%(cc)	08/25/36	122	108,066
Series 2006-05, Class 2A2
3.962%(cc)	08/25/36	193	129,017
Series 2006-06, Class 32A1
3.825%(cc)	11/25/36	294	243,905
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
2.178%(c)	02/25/34	47	46,306
Bear Stearns ARM Trust,
Series 2003-05, Class 1A2
4.342%(cc)	08/25/33	4	4,313
Series 2004-02, Class 22A
4.855%(cc)	05/25/34	8	7,594
Series 2004-10, Class 13A1
4.328%(cc)	01/25/35	40	40,267
Series 2004-10, Class 22A1
4.603%(cc)	01/25/35	28	28,372
Series 2005-04, Class 3A1
4.257%(cc)	08/25/35	245	232,954
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
2.178%(c)	12/25/46	2,019	1,979,075
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
4.082%(cc)	01/26/36	685	607,697
Series 2007-R06, Class 2A1
3.615%(cc)	12/26/46	467	404,591
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.718%(c)	10/25/27	287	288,019
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.968%(c)	08/25/28	347	346,580
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	08/25/28	300	300,533
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	08/25/28	300	300,570
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	10/25/27	251	250,854
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.868%(c)	10/25/27	450	451,331
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.468%(c)	04/25/29	700	699,999
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.118%(c)	07/25/29	1,650	$ 1,650,703
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.618%(c)	07/25/29	1,200	1,201,223
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.730%(c)	11/01/23	4,900	4,899,999
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.771%(cc)	07/25/37	102	92,400
CHL Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.803%(cc)	08/25/34	36	34,099
Series 2004-12, Class 12A1
4.166%(cc)	08/25/34	54	54,804
Series 2004-22, Class A3
4.241%(cc)	11/25/34	557	562,149
Series 2004-HYB05, Class 2A1
4.178%(cc)	04/20/35	16	16,262
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.320%)
2.658%(c)	03/25/35	382	354,837
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)
2.618%(c)	05/25/35	462	431,873
Series 2005-HYB06, Class 5A1
3.499%(cc)	10/20/35	46	40,905
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor N/A)
4.667%(c)	02/20/36	203	200,412
Series 2007-18, Class 1A1
6.000%	11/25/37	140	119,767
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	1,137	1,142,675
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.100%(c)	01/25/57	510	520,378
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,946	2,957,267
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,174	2,175,015
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
3.018%(c)	02/25/49	2,969	3,004,350
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
4.380%(c)	10/25/35	389	401,133
Series 2011-12, Class 3A2, 144A
3.864%(cc)	09/25/47	480	459,630
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	98	98,161

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB02, Class 2A
5.131%(cc)	03/25/34		18	$ 18,222
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34		23	23,411
Series 2005-10, Class 1A2A
4.215%(cc)	12/25/35		36	25,923
Credit Suisse Mortgage Capital Certificates Trust,
Series 2019-RPL04, Class A1, 144A
3.830%	08/26/58		582	589,130
Credit Suisse Mortgage Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37		194	92,759
Series 2010-18R, Class 4A4, 144A
3.500%(cc)	04/26/38		675	680,367
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.512%(c)	08/25/37		1,176	1,175,925
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.416%(c)	10/25/46		3,265	3,257,683
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		598	600,452
CSFB Mortgage-Backed Trust,
Series 2004-AR06, Class 9A2, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
2.758%(c)	10/25/34		27	27,362
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.150% (Cap 10.500%, Floor 0.150%)
2.168%(c)	03/25/37		1,090	1,033,112
Deutsche ALT-A Securities, Inc. Mort Loan Trust,
Series 2003-03, Class 3A1
5.000%	10/25/18		3	3,243
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
2.118%(c)	10/25/36		6	4,570
Series 2006-AB04, Class A6A2
5.886%	10/25/36		45	43,387
Dukinfield PLC (United Kingdom),
Series 1, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.768%(c)	08/15/45	GBP	1,725	2,124,612
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.718%(c)	11/25/28		1,342	1,345,136
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.268%(c)	04/25/29		300	299,922
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.818%(c)	04/25/29		300	301,148
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.981%(c)	06/15/40	GBP	834	$ 970,382
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.932%(c)	12/10/44	GBP	642	777,864
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.730%(c)	06/13/45	GBP	466	568,897
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.730%(c)	06/13/45	GBP	155	188,595
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.468%(c)	01/25/29		168	167,874
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.018%(c)	03/25/31		1,150	1,154,186
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		63	68,165
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.205%(c)	12/25/36		36	35,656
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
2.318%(c)	12/25/45		1,531	1,525,951
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.418%(c)	03/25/49		3,443	3,427,521
F-E Mortgages Srl (Italy),
Series 1, Class A1, 3 Month EURIBOR + 0.330% (Cap N/A, Floor 0.000%)
—%(p)	12/15/43	EUR	51	55,438
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
3.896%(cc)	03/25/35		311	253,144
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
4.837%(cc)	05/25/37		237	185,172
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		90	104,164
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		280	312,555
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
2.580%(c)	07/15/44		927	920,756
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
2.478%(c)	09/15/42		596	598,759

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)
6.568%(c)	10/25/24		212	$ 227,163
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
5.318%(c)	10/25/27		2,190	2,313,827
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.268%(c)	11/25/28		337	338,543
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	03/25/29		569	571,396
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.668%(c)	01/25/49		110	111,707
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
2.879%(c)	01/20/64		1,313	1,318,823
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.729%(c)	07/20/64		2,202	2,203,081
Series 2015-142, Class DZ
4.000%	10/20/45		2,339	2,617,952
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.909%(c)	08/20/61		68	68,338
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.229%(c)	01/20/66		2,161	2,192,918
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
3.629%(c)	04/20/67		6,755	6,871,197
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
2.266%(c)	08/20/68		1,471	1,443,356
Series 2019-20, Class FE, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.444%(c)	02/20/49		3,447	3,442,351
Great Hall Mortgages No 1 PLC (United Kingdom),
Series 2006-01, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.926%(c)	06/18/38	GBP	33	40,028
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.906%(c)	03/18/39	GBP	54	64,504
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
4.775%(cc)	10/25/33		150	152,400
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.240% (Cap 10.500%, Floor 0.240%)
2.258%(c)	08/25/45		1,467	1,407,671
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	01/26/37		676	$ 671,415
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	01/26/37		1,300	1,262,598
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
4.300%(c)	03/25/33		5	4,650
Series 2005-AR01, Class 1A1
4.715%(cc)	01/25/35		9	9,140
Series 2005-AR02, Class 2A1
4.743%(cc)	04/25/35		115	114,911
Series 2005-AR03, Class 6A1
4.427%(cc)	05/25/35		171	166,876
Series 2006-AR01, Class 2A1
4.384%(cc)	01/25/36		72	73,604
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
4.295%(cc)	04/19/34		46	46,912
Series 2005-02, Class 2A1A, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
2.497%(c)	05/19/35		363	351,688
Series 2005-04, Class 3A1
4.394%(cc)	07/19/35		23	21,388
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
2.384%(c)	06/20/35		1,423	1,421,270
Series 2005-09, Class B1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.644%(c)	06/20/35		861	857,596
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 11.000%, Floor 0.310%)
2.367%(c)	11/19/35		425	408,767
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.237%(c)	07/19/46		72	49,689
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, SONIA3M IR + 1.050%
—%(p)	05/25/53	GBP	6,900	8,488,273
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	10/25/28		191	190,792
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	05/25/29		590	590,689
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.330% (Cap 11.500%, Floor 0.330%)
2.348%(c)	10/25/35		75	75,858
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
2.178%(c)	03/25/37		1,120	1,054,649

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
4.568%(cc)	11/25/35	17	$ 17,536
Series 2007-AR01, Class 1A2
4.165%(cc)	03/25/37	651	623,955
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)
2.858%(c)	05/25/34	431	423,039
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.240%)
2.498%(c)	07/25/35	45	45,150
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 10.500%, Floor 0.310%)
2.328%(c)	10/25/36	1,132	869,768
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.208%(c)	09/25/46	211	201,343
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
4.246%(cc)	11/25/33	4	4,463
Series 2005-A02, Class 7CB1
4.433%(cc)	04/25/35	28	28,350
Series 2005-A06, Class 2A1
4.576%(cc)	08/25/35	17	17,555
Series 2005-ALT01, Class 3A1
3.886%(cc)	10/25/35	57	50,419
Series 2006-A01, Class 3A2
4.236%(cc)	02/25/36	21	17,046
Series 2006-A07, Class 2A2
4.108%(cc)	01/25/37	789	757,791
Series 2007-A01, Class 1A1
4.484%(cc)	07/25/35	19	19,126
Series 2007-S03, Class 1A90
7.000%	08/25/37	198	167,284
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-01X, Class A3C, 3 Month LIBOR + 0.170% (Cap N/A, Floor 0.000%)
2.289%(c)	06/14/40	2,473	2,401,465
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	993	994,238
Lehman XS Trust,
Series 2007-04N, Class 1A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	03/25/47	644	647,638
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	07/25/37	1,320	1,212,401
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.168%(c)	12/25/37	1,972	1,950,268
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.589%(c)	04/01/24	653	654,030
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
—%(p)	01/01/61	EUR	3,011	$ 3,105,531
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.431%(c)	12/15/49	GBP	1,585	1,902,611
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
4.153%(cc)	12/25/33		55	54,106
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
4.437%(cc)	02/25/33		32	30,769
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		861	898,896
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
4.365%(cc)	06/25/36		56	58,516
MRA Issuance Trust,
Series 2019-3, 144A, 1 Month LIBOR + 1.150%
3.194%(c)	01/31/20		8,900	8,900,000
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450% (Cap 7.000%, Floor 0.450%)
2.507%(c)	10/07/20		85	84,995
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
2.617%(c)	12/08/20		133	132,687
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
2.617%(c)	12/08/20		1,015	1,016,537
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		1,314	1,362,429
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		330	348,835
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	01/25/48		570	568,155
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB, 3 Month EURIBOR + 0.230% (Cap N/A, Floor 0.000%)
—%(p)	12/01/50	EUR	523	531,014
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.927%(c)	12/01/50	GBP	3,014	3,494,281
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.911%(c)	12/15/50	GBP	317	387,011
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.206%(c)	12/15/50	EUR	1,925	2,028,543
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.781%(c)	12/15/50	GBP	986	1,164,322

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.031%(c)	12/15/50	GBP	247	$ 288,443
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.568%(c)	07/25/28		547	547,752
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.418%(c)	07/25/29		910	911,479
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
2.668%(c)	06/25/57		199	198,053
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	11/27/20		3,092	3,091,705
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	01/27/21		995	994,695
Provident Funding Mortgage Loan Trust,
Series 2003-01, Class A
4.876%(cc)	08/25/33		28	28,733
Radnor Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.268%(c)	02/25/29		1,050	1,049,715
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	06/25/29		512	511,593
RALI Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		75	74,639
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	06/25/46		556	218,199
Series 2007-QH08, Class A
3.390%(cc)	10/25/37		549	515,647
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	02/25/47		1,639	899,956
Series 2007-QS03, Class A3
6.250%	02/25/37		2,652	2,467,719
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
2.520%(c)	11/25/34		996	906,120
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
2.358%(c)	01/25/36		1,179	1,147,101
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
2.468%(c)	04/25/35		219	167,006
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.917%(c)	12/05/59		674	$ 673,334
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.941%(c)	12/15/43	GBP	1,351	1,560,596
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220% (Cap N/A, Floor 0.000%)
1.001%(c)	12/15/43	GBP	654	737,345
RFMSI Trust,
Series 2005-SA04, Class 1A21
4.337%(cc)	09/25/35		211	174,141
Series 2006-SA01, Class 2A1
5.108%(cc)	02/25/36		51	46,598
Ripon Mortgages PLC (United Kingdom),
Series 01X, Class A2, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.561%(c)	08/20/56	GBP	1,964	2,411,462
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.933%(c)	06/12/44	GBP	1,960	2,259,425
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
2.244%(c)	07/20/36		68	66,145
Silverstone Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 2A, 144A, SONIO/N + 0.750%
1.457%(c)	01/21/70	GBP	300	369,780
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/48		798	798,992
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	02/25/47		205	205,145
Stanlington No 1 PLC (United Kingdom),
Series 2017-01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.780%(c)	06/12/46	GBP	1,372	1,684,450
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
4.458%(cc)	02/25/34		86	86,729
Series 2004-04, Class 3A2
4.608%(cc)	04/25/34		9	9,588
Series 2004-18, Class 3A1
4.305%(cc)	12/25/34		2,164	2,177,452
Series 2005-01, Class 2A
4.300%(cc)	02/25/35		1,834	1,842,330
Series 2005-18, Class 6A1
4.396%(cc)	09/25/35		211	205,562
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)
2.717%(c)	10/19/34		6	5,874

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
2.307%(c)	07/19/35		85	$ 84,040
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.220% (Cap 10.500%, Floor 0.220%)
2.238%(c)	05/25/36		126	119,267
Series 2006-AR07, Class A10, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
2.218%(c)	08/25/36		687	935,224
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
2.138%(c)	08/25/36		2,104	1,921,236
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
2.238%(c)	09/25/47		424	416,215
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
2.298%(c)	01/25/36		477	438,162
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
2.308%(c)	10/25/36		1,023	898,702
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
5.970%(cc)	09/25/36		284	21,797
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
3.283%(c)	06/25/47		57	54,220
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.798%(c)	10/20/51	GBP	5,663	6,965,188
Towd Point Mortgage Funding Vantage PLC (United Kingdom),
Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.961%(c)	02/20/54	GBP	1,026	1,262,993
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.917%(c)	07/15/51	GBP	772	951,515
Wachovia Mortgage Loan Trust LLC Trust,
Series 2007-A, Class 3A1
4.573%(cc)	03/20/37		71	70,007
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)
3.646%(c)	11/25/42		1	979
Series 2005-AR10, Class 3A1
3.878%(cc)	08/25/35		3	2,626
Series 2005-AR16, Class 1A3
4.215%(cc)	12/25/35		339	339,485
Series 2006-AR02, Class 2A1
3.696%(cc)	03/25/36		161	150,962
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.980% (Cap N/A, Floor 0.980%)
3.426%(c)	06/25/46	32	$ 32,018
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.655%(c)	07/25/46	206	199,728
Series 2006-AR10, Class 1A2
3.720%(cc)	09/25/36	38	36,179
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.655%(c)	10/25/46	19	18,281
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.655%(c)	11/25/46	71	71,581
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.730% (Cap N/A, Floor 0.730%)
3.176%(c)	01/25/47	101	103,861
Series 2007-HY01, Class 3A3
3.941%(cc)	02/25/37	3,767	3,598,834
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.770% (Cap N/A, Floor 0.770%)
3.216%(c)	04/25/47	3,980	3,693,967
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
2.468%(c)	04/25/35	552	444,394
Series 2006-01, Class 2CB2
7.000%	02/25/36	1,306	1,140,372
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.940% (Cap N/A, Floor 0.940%)
3.386%(c)	07/25/46	36	26,522
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.750% (Cap N/A, Floor 0.750%)
3.196%(c)	02/25/47	500	456,315
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
4.922%(cc)	09/25/34	12	12,455
Series 2005-AR04, Class 1A3
5.162%(cc)	04/25/35	722	743,942
Series 2005-AR16, Class 7A1
4.606%(cc)	10/25/35	1,200	1,211,145
Series 2006-AR02, Class 2A3
4.991%(cc)	03/25/36	94	96,553
Series 2006-AR06, Class 3A1
4.912%(cc)	03/25/36	64	64,607
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR02, Class 2A1
4.991%(cc)	03/25/36	132	135,853

Total Residential Mortgage-Backed Securities (cost $203,909,985)			204,539,316
Sovereign Bonds — 6.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
2.500%	10/11/22	200	202,000

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		1,800	$ 1,818,000
3.125%	10/11/27		1,900	1,994,985
Argentina Bocon (Argentina),
Unsec’d. Notes, Series 015, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
51.603%(c)	10/04/22	ARS	100	1,416
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
55.469%(c)	04/03/22	ARS	9,899	68,401
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
79.499%(c)	06/21/20	ARS	57,808	432,742
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR	700	289,927
3.750%(cc)	12/31/38		22,200	8,713,722
4.625%	01/11/23		1,475	614,352
6.875%	04/22/21		1,630	798,716
7.820%	12/31/33	EUR	883	459,104
7.820%	12/31/33	EUR	630	321,079
8.280%	12/31/33		526	257,624
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	2,650	2,137,756
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	3,120	3,130,105
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	542,898
4.950%	02/11/20	EUR	5,000	5,536,837
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,300	2,435,148
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		986	1,045,872
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	05/15/21	BRL	47,298	12,210,849
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.500%	02/15/28	EUR	3,000	3,599,255
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	1,872	1,821,451
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		375	438,750
5.625%	02/26/44		2,600	3,250,026
11.750%	02/25/20		250	258,440
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23	EUR	865	990,850
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		7,000	7,376,320
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.950%	01/25/27		2,000	$ 2,162,520
6.400%	06/05/49		2,000	2,130,020
7.500%	05/06/21		707	738,467
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		500	545,630
7.500%	05/06/21		1,433	1,497,833
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23		4,000	4,240,040
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		200	204,252
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	755	852,323
4.750%	04/16/26	EUR	1,275	1,422,711
6.375%	04/11/31	EUR	875	990,552
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	2,000	2,257,810
5.625%	04/16/30	EUR	3,000	3,268,542
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	2,146,772
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		3,300	3,423,783
Sr. Unsec’d. Notes, 144A
7.375%	12/01/19		510	511,275
French Republic Government Bond OAT (France),
Bonds
2.100%	07/25/23	EUR	3,881	4,783,120
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		5,000	4,996,650
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		2,500	2,574,500
5.750%	06/06/22		4,000	4,245,040
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/23	EUR	120	143,210
3.000%(cc)	02/24/24	EUR	68	82,699
3.000%(cc)	02/24/25	EUR	139	172,198
3.000%(cc)	02/24/26	EUR	408	513,880
3.000%(cc)	02/24/27	EUR	68	87,094
3.000%(cc)	02/24/28	EUR	68	87,867
3.000%(cc)	02/24/29	EUR	2,068	2,674,587
3.000%(cc)	02/24/30	EUR	668	887,595
3.000%(cc)	02/24/31	EUR	68	90,245
3.000%(cc)	02/24/32	EUR	158	211,751
3.000%(cc)	02/24/33	EUR	168	226,122
3.000%(cc)	02/24/34	EUR	578	781,802
3.000%(cc)	02/24/35	EUR	68	92,422
3.000%(cc)	02/24/36	EUR	68	92,721
3.000%(cc)	02/24/37	EUR	1,268	1,725,442
3.000%(cc)	02/24/38	EUR	68	93,062
3.000%(cc)	02/24/39	EUR	2,068	2,879,636
3.000%(cc)	02/24/40	EUR	68	94,082
3.000%(cc)	02/24/41	EUR	68	94,966
3.000%(cc)	02/24/42	EUR	68	94,897

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.900%	01/30/33	EUR	1,675	$ 2,279,801
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	498,169
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,153,445
6.375%	03/29/21		2,280	2,419,313
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
3.835%	12/13/27		700	736,068
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	330	377,062
3.375%	07/30/25	EUR	2,625	3,304,363
4.100%	04/24/28		8,600	9,288,711
Sr. Unsec’d. Notes, EMTN
2.625%	06/14/23	EUR	12,900	15,289,961
2.875%	07/08/21	EUR	600	686,059
3.750%	06/14/28	EUR	875	1,179,799
4.750%	07/18/47		9,000	10,283,174
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		350	340,803
6.752%	03/09/23		400	408,776
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		700	757,963
4.125%	01/17/48		1,200	1,408,056
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.450%	11/15/24	EUR	3,100	3,585,652
2.000%	12/01/25(v)	EUR	7,600	9,092,101
2.100%	07/15/26	EUR	4,700	5,670,327
2.500%	11/15/25(v)	EUR	4,600	5,645,144
3.000%	08/01/29	EUR	8,200	10,771,762
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.375%	03/03/28		4,000	4,093,120
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.250%	02/24/20		400	400,033
2.375%	07/21/22		2,000	2,027,003
2.500%	05/23/24		800	821,536
3.250%	07/20/23		1,400	1,469,259
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		400	420,359
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		1,400	1,398,138
2.625%	04/20/22		5,300	5,387,778
3.000%	03/12/24		200	208,563
Sr. Unsec’d. Notes, EMTN
2.000%	09/08/20		1,000	998,606
2.625%	04/20/22		2,700	2,744,717
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		3,000	4,358,940
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		1,100	$ 1,184,986
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		800	810,000
3.500%	03/20/27		1,300	1,400,438
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		1,700	1,795,152
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes, Series 0414
3.654%	10/31/19	MYR	22,100	5,280,552
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	577,276
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	03/15/15	EUR	3,500	4,357,293
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10		4,600	5,284,296
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,200	3,937,413
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	1,700	1,483,287
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		4,000	4,124,440
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,600	1,617,088
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		5,000	4,919,680
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	7,300	2,479,947
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.350%	08/12/28	PEN	12,700	4,389,572
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	27,100	9,114,077
6.350%	08/12/28	PEN	3,900	1,347,979
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,625,212
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		13,120	14,931,768
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	1,870	2,800,092
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		685	753,840
3.350%	11/01/23		400	424,407
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	305,500

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		445	$ 460,542
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		240	254,942
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	5,863,796
3.450%	06/02/45	CAD	3,000	2,720,685
Province of Quebec (Canada),
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,270,979
4.250%	12/01/21	CAD	1,100	873,972
Province of Quebec Canada (Canada),
Unsec’d. Notes
3.750%	09/01/24	CAD	1,600	1,315,651
5.000%	12/01/41	CAD	200	219,414
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		295	103,250
9.950%	06/09/21		1,450	580,000
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.375%	03/14/24		600	627,750
3.875%	04/23/23		700	740,250
4.500%	01/20/22		2,500	2,627,900
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		8,000	8,460,000
4.000%	03/14/29		2,500	2,768,750
4.500%	04/23/28		3,700	4,215,787
5.103%	04/23/48		680	868,700
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, 144A, MTN
3.000%	03/22/24	AUD	4,100	3,002,372
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,230,792
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		1,570	1,820,729
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,645	4,220,801
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		625	754,782
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,100	2,521,538
4.850%	09/27/27		1,500	1,533,750
4.850%	09/30/29		200	199,230
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	86,000
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		1,600	1,701,120
4.750%	05/27/26		13,200	14,412,367
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
4.375%	04/16/29		300	$ 336,750
Sr. Unsec’d. Notes, 144A
2.000%	07/09/39	EUR	710	841,554
4.375%	04/16/29		1,200	1,347,000
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23		9,100	9,240,595
3.625%	03/04/28		1,800	1,907,712
4.000%	04/17/25		4,500	4,819,950
4.500%	04/17/30		200	227,436
Sr. Unsec’d. Notes, EMTN
2.375%	10/26/21		400	400,496
3.250%	10/26/26		400	412,978
4.000%	04/17/25		500	535,550
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	425	480,813
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21		1,000	1,092,500
Spain Government Bond (Spain),
Notes, 144A
0.600%	10/31/29	EUR	19,300	21,988,463
Sr. Unsec’d. Notes, 144A
0.250%	07/30/24	EUR	4,200	4,699,468
1.400%	07/30/28	EUR	10,300	12,547,573
1.450%	04/30/29	EUR	8,600	10,562,345
2.700%	10/31/48	EUR	900	1,385,226
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	322,360
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	3,200	5,044,146
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	607,080
3.250%	06/01/23		600	625,673
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,500	1,537,500
7.000%	06/05/20		600	614,125
7.250%	12/23/23		16,300	17,232,164
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		140	143,104
7.750%	09/01/21		150	156,032
7.750%	09/01/22		9,515	9,990,750
7.750%	09/01/23		1,000	1,050,624
8.994%	02/01/24		200	219,301
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		596	609,212
7.750%	09/01/22		855	897,750
8.994%	02/01/24		200	219,301
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	06/07/32	GBP	500	887,637

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.250%	03/07/36	GBP	400	$ 754,241
4.500%	09/07/34	GBP	200	377,525
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/26	GBP	4,260	6,431,023
0.125%	08/10/28	GBP	4,251	6,899,997
0.125%	08/10/41	GBP	724	1,532,482
0.625%	03/22/40	GBP	401	894,153
1.250%	11/22/27(v)	GBP	9,383	16,159,223
1.875%	11/22/22	GBP	8,925	12,834,435
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		4,000	4,760,040

Total Sovereign Bonds (cost $529,457,257)				532,395,735
U.S. Government Agency Obligations — 4.6%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)		820	1,210,457
6.750%	03/15/31(k)		600	893,345
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
4.750%(c)	03/01/35		5	4,604
Federal National Mortgage Assoc.
2.500%	TBA		7,600	7,557,618
3.000%	TBA		12,000	12,164,567
3.000%	TBA		47,300	47,979,937
3.500%	TBA		78,700	80,727,883
3.500%	TBA		116,260	119,268,682
4.000%	TBA		107,400	111,494,625
4.295%	06/01/21		2,717	2,812,170
6.250%	05/15/29(k)		1,080	1,493,168
6.625%	11/15/30(k)		515	754,199
7.125%	01/15/30(k)		765	1,136,372
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap 10.415%, Floor 1.200%)
3.683%(c)	11/01/42		42	41,949
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap 8.482%, Floor 1.200%)
3.683%(c)	03/01/44		26	26,682

Total U.S. Government Agency Obligations (cost $386,565,237)				387,566,258
U.S. Treasury Obligations — 10.0%
U.S. Treasury Bonds
2.500%	05/15/46(k)		1,150	1,238,496
2.875%	05/15/49(h)		6,555	7,645,025
3.000%	11/15/44(k)		650	763,496
3.000%	05/15/45		5,795	6,822,933
3.000%	02/15/47(k)		815	966,125
3.125%	02/15/43(h)		4,550	5,426,764
3.375%	11/15/48(k)		3,340	4,255,760
3.625%	08/15/43		1,320	1,702,439
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		12,916	12,805,148
0.125%	04/15/21		68,252	67,496,506
0.125%	01/15/22(h)(k)		3,299	3,265,813
0.125%	04/15/22		42,329	41,883,818
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.125%	07/15/22	14,295	$ 14,227,586
0.125%	01/15/23	7,420	7,354,907
0.125%	07/15/26	17,255	17,199,404
0.250%	01/15/25	15,101	15,130,818
0.250%	07/15/29	10,381	10,460,756
0.375%	07/15/23	10,323	10,380,779
0.375%	07/15/25	28,506	28,864,009
0.375%	01/15/27	23,006	23,243,832
0.375%	07/15/27	24,082	24,442,826
0.500%	01/15/28(k)	52,743	53,912,427
0.625%	07/15/21(h)(k)	6,441	6,460,691
0.625%	04/15/23(k)	4,865	4,903,414
0.625%	01/15/26(k)	110,247	112,930,552
0.625%	02/15/43(h)	1,540	1,569,151
0.750%	07/15/28(h)	39,178	41,103,696
0.750%	02/15/42	9,867	10,371,759
0.750%	02/15/45	20,331	21,221,508
0.875%	01/15/29(h)	4,872	5,167,223
0.875%	02/15/47	16,780	18,097,133
1.000%	02/15/46	23,259	25,741,891
1.000%	02/15/48(h)	9,208	10,259,417
1.000%	02/15/49	5,241	5,881,177
1.375%	02/15/44(k)	19,100	22,745,967
2.000%	01/15/26	11,334	12,568,998
2.125%	02/15/40	9,176	12,141,630
2.125%	02/15/41	6,303	8,415,137
2.375%	01/15/25	48,361	53,793,754
2.375%	01/15/27(h)	3,473	4,008,215
2.500%	01/15/29(h)(k)	23,483	28,333,990
3.375%	04/15/32	4,073	5,613,820
3.875%	04/15/29(k)	7,476	10,012,247
U.S. Treasury Notes
1.500%	09/30/24	17,475	17,431,313
1.625%	09/30/26	1,285	1,285,301
2.000%	02/15/25(k)	2,130	2,174,846
2.000%	11/15/26(h)	100	102,551
2.125%	03/31/24(k)	3,200	3,277,375
2.250%	11/15/25(h)(k)	1,100	1,140,777
2.250%	02/15/27	2,900	3,025,629
2.500%	05/31/20(k)	390	391,569
2.625%	06/15/21(h)	700	710,719
2.625%	02/15/29	3,200	3,463,375
2.750%	08/31/23	5,000	5,222,852
2.875%	04/30/25(k)	21,600	23,073,187
3.000%	09/30/25(k)	435	469,494
U.S. Treasury Strips Coupon
2.132%(s)	11/15/28(k)	1,200	1,023,556
2.763%(s)	08/15/29(k)	1,000	839,130
2.857%(s)	05/15/31(k)	1,000	806,934
3.019%(s)	11/15/35(h)	1,500	1,085,487
3.177%(s)	08/15/40(k)	2,000	1,285,567

Total U.S. Treasury Obligations (cost $841,636,198)			847,640,699

Total Long-Term Investments (cost $7,829,155,056)			8,759,021,177

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Short-Term Investments — 13.9%
Affiliated Mutual Funds — 13.2%
PGIM Core Ultra Short Bond Fund(w)	523,347,755	$ 523,347,755
PGIM Institutional Money Market Fund (cost $597,879,001; includes $596,679,437 of cash collateral for securities on loan)(b)(w)	597,780,809	597,840,587

Total Affiliated Mutual Funds (cost $1,121,226,755)		1,121,188,342

Interest Rate	Maturity Date	Principal Amount (000)
Certificate of Deposit — 0.1%
Barclays Bank PLC
3 Month LIBOR + 0.400%
2.676%(c)	10/25/19		4,300	4,300,960
(cost $4,300,000)
Foreign Treasury Obligations(n) — 0.2%
Argentina Treasury Bill
61.859%(s)	08/27/20	ARS	646	4,394
68.664%(s)	05/13/20	ARS	9,020	85,404
91.738%(s)	02/26/20	ARS	1,326	13,047
Brazil Letras do Tesouro Nacional
6.180%(s)	04/01/20	BRL	44,050	10,352,967
South Africa Treasury Bill
7.250%(s)	01/22/20	ZAR	75,600	4,886,249
7.260%(s)	03/04/20	ZAR	64,200	4,116,380
7.350%(s)	02/26/20	ZAR	9,200	590,674

Total Foreign Treasury Obligations (cost $21,256,312)					20,049,115

	Principal Amount (000)#
Repurchase Agreements(m) — 0.3%
U S TREASURY REPO 2.25%, dated 09/30/19, due 10/01/19 in the amount of $2,500,000,000	8,800	8,800,000
U S TREASURY REPO 2.45%, dated 09/30/19, due 10/01/19 in the amount of $600,000,000	15,600	15,600,000

Total Repurchase Agreements (cost $24,400,000)		24,400,000

Interest Rate	Maturity Date
U.S. Treasury Obligation(n) — 0.1%
U.S. Treasury Bills
1.914%	12/19/19(k)	12,000	11,954,568
(cost $11,949,835)
Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Options Purchased*~ — 0.0%
(cost $1,683,266)			$ 1,876,997

Total Short-Term Investments (cost $1,184,816,168)			1,183,769,982

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—116.8% (cost $9,013,971,224)			9,942,791,159

Interest Rate	Maturity Date	Principal Amount (000)#
Security Sold Short — (0.1)%
Sovereign Bond
Canadian Government Bond (Canada),
2.750%	12/01/48	CAD	12,800	(12,395,667)
(proceeds received $10,796,266)

Options Written*~ — (0.0)%
(premiums received $2,551,348)	(2,295,365)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—116.7% (cost $9,000,623,610)	9,928,100,127

Liabilities in excess of other assets(z) — (16.7)%	(1,417,528,111)

Net Assets — 100.0%	$ 8,510,572,016

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
MUNIPSA	Municipal Swap Weekly Yield Index
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,211,027 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $583,062,217; cash collateral of $596,679,437 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreements are collateralized by a U.S. Treasury Securities (coupon rate 0.000%%, maturity date 10/01/19), with the aggregate value, including accrued interest, of $3,100,197,083.
(n)	Rate shown is the effective yield at purchase date.
(p)	Interest rate not available as of September 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year Euro-Bobl	Call	11/22/19	141.00		14	EUR	14	$ —
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$126.00		101		101	789
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$126.50		73		73	—
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$127.25		2		2	—
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$127.50		118		118	—
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$128.75		3		3	—
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$129.00		20		20	—
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$132.00		132		132	—
10 Year Euro-Bund Futures	Call	11/22/19	184.00		115	EUR	115	—
10 Year Euro-Bund Futures	Call	11/22/19	185.00		162	EUR	162	—
10 Year Euro-Bund Futures	Call	11/22/19	187.00		243	EUR	243	—
10 Year Euro-Bund Futures	Call	11/22/19	197.00		1	EUR	1	—
10 Year U.K. Gilt Futures	Call	11/22/19	159.00		209	GBP	209	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$143.00		30		30	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$143.50		64		64	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$144.00		155		155	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$144.50		12		12	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$145.50		1		1	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$146.00		6		6	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$148.50		35		35	—
20 Year U.S. Treasury Bonds Futures	Call	11/22/19	$208.00		6		6	—
20 Year U.S. Treasury Bonds Futures	Call	11/22/19	$210.00		35		35	—
20 Year U.S. Treasury Bonds Futures	Call	11/22/19	$220.00		237		237	—
30 Year U.S. Ultra Treasury Bonds Futures	Call	11/22/19	$245.00		3		3	—
30 Year U.S. Ultra Treasury Bonds Futures	Call	11/22/19	$250.00		18		18	—
30 Year U.S. Ultra Treasury Bonds Futures	Call	11/22/19	$265.00		6		6	—
30 Year U.S. Ultra Treasury Bonds Futures	Call	11/22/19	$295.00		34		34	—
Euro Schatz Index	Call	11/22/19	114.90		269	EUR	269	—
Euro Schatz Index	Call	11/22/19	114.90		1,408	EUR	1,408	—
Euro Schatz Index	Call	11/22/19	115.50		1,299	EUR	1,299	—
Euro Schatz Index	Call	11/22/19	115.90		100	EUR	100	—
Euro Schatz Index	Call	11/22/19	115.90		100	EUR	100	—
Euro Schatz Index	Call	11/22/19	116.00		200	EUR	200	—
Euro-BTP Italian Government Bond Futures	Call	11/22/19	172.00		2	EUR	2	—
Euro-OAT Futures	Call	11/22/19	200.00		253	EUR	253	—
Soybean Futures	Call	10/25/19	$940.00		12		1	3,300
Soybean Futures	Call	10/25/19	$950.00		12		1	2,400
Soybean Futures	Call	02/21/20	$960.00		12		1	13,350
WTI Crude Oil Futures	Call	05/14/20	$ 59.50		25		25	58,250
WTI Crude Oil Futures	Call	05/14/20	$ 65.00		10		10	11,400
2 Year U.S. Treasury Notes Futures	Put	11/22/19	$104.38		4		8	—
2 Year U.S. Treasury Notes Futures	Put	11/22/19	$104.50		27		54	—
5 Year Euro-Bobl	Put	11/22/19	128.50		103	EUR	103	—
5 Year Euro-Bobl	Put	11/22/19	130.00		148	EUR	148	—
5 Year Euro-Bobl	Put	11/22/19	130.25		49	EUR	49	—
5 Year U.S. Treasury Notes Futures	Put	11/22/19	$109.25		965		965	—
10 Year Euro-Bund Futures	Put	10/25/19	173.00		98	EUR	98	—
10 Year Euro-Bund Futures	Put	11/22/19	151.00		192	EUR	192	—
10 Year Euro-Bund Futures	Put	11/22/19	154.00		44	EUR	44	—
10 Year Euro-Bund Futures	Put	11/22/19	158.00		124	EUR	124	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$115.00		3		3	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$116.00		293		293	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$116.00		488		488	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$117.00		137		137	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$118.00		14		14	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$118.50		71		71	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$119.00		2		2	—
30 Year U.S. Ultra Treasury Bonds Futures	Put	11/22/19	$137.00		31		31	—
A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Euro-BTP Italian Government Bond Futures	Put	11/22/19	100.00		50	EUR	50	$ —
Euro-BTP Italian Government Bond Futures	Put	11/22/19	101.00		180	EUR	180	—
Euro-OAT Futures	Put	11/22/19	150.00		112	EUR	112	—
Soybean Futures	Put	10/25/19	$840.00		12		1	675
Soybean Futures	Put	10/25/19	$860.00		12		1	1,425
Soybean Futures	Put	02/21/20	$840.00		12		1	2,925
WTI Crude Oil Futures	Put	05/14/20	$ 59.50		25		25	250,000
Total Exchange Traded (cost $393,778)								$344,514

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%		—		3,900	$ 3,405
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%		—		2,600	1,891
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		2,621	26,842
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		6,370	61,011
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		12,645	124,889
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		12,820	132,581
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		2,548	24,510
Currency Option EUR vs USD	Call	BNP Paribas S.A.	10/14/19	1.20		—	EUR	20,000	—
Currency Option USD vs BRL	Call	Bank of America, N.A.	11/07/19	5.40		—		400	9
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00		—		13,100	—
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00		—		3,300	—
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	12/12/19	4.02		—		5,387	43,616
Currency Option USD vs SGD	Put	Bank of America, N.A.	10/15/19	1.32		—		5,000	14
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	11/06/19	$ 70.00		—		15,800	—
FNMA TBA 3.50%	Put	JPMorgan Chase Bank, N.A.	11/06/19	$ 71.00		—		84,000	—
FNMA TBA 3.50%	Put	JPMorgan Chase Bank, N.A.	11/06/19	$ 73.00		—		30,000	—
Total OTC Traded (cost $250,581)									$418,768

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 03/12/21	Call	Morgan Stanley Capital Services LLC	03/10/20	1.50%	1.50%(S)	3 Month LIBOR(Q)	93,560	$ 139,691
A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 03/12/21	Call	Bank of America, N.A.	03/10/20	1.50%	1.50%(S)	3 Month LIBOR(Q)		90,570	$ 135,227
CDX.NA.HY.32.V2, 06/20/2024	Call	Citibank, N.A.	12/18/19	$109.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		6,900	3,440
2-Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	(0.15)%	6 Month JPY LIBOR(S)	(0.15)%(S)	JPY	876,000	7,695
30-Year Interest Rate Swap, 08/21/50	Put	Deutsche Bank AG	08/19/20	1.78%	3 Month LIBOR(Q)	1.78%(S)		4,200	226,232
30-Year Interest Rate Swap, 08/25/51	Put	Morgan Stanley Capital Services LLC	08/23/21	1.75%	3 Month LIBOR(Q)	1.75%(S)		3,200	261,197
30-Year Interest Rate Swap, 08/31/51	Put	Credit Suisse International	08/26/21	1.73%	3 Month LIBOR(Q)	1.73%(S)		3,900	326,887
CDX.NA.IG.32.V1, 06/20/2024	Put	Credit Suisse International	10/16/19	1.20%	CDX.NA.IG.32.V1(Q)	1.00%(Q)		7,500	95
iTraxx.XO.31.V1, 06/20/2024	Put	Citibank, N.A.	12/18/19	4.00%	iTraxx.XO.31.V1(Q)	5.00%(Q)	EUR	6,900	13,251
Total OTC Swaptions (cost $1,038,907)									$1,113,715
Total Options Purchased (cost $1,683,266)									$1,876,997
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year Euro-Bobl	Call	10/25/19	136.50		76	EUR	76	$ —
5 Year Euro-Bobl	Call	11/22/19	136.50		73	EUR	73	—
5 Year U.S. Treasury Notes Futures	Call	10/25/19	$119.00		229		229	(112,711)
10 Year Euro-Bund Futures	Call	11/22/19	173.00		20	EUR	20	—
10 Year Euro-Bund Futures	Call	11/22/19	173.00		14	EUR	14	—
10 Year Euro-Bund Futures	Call	11/22/19	175.00		58	EUR	58	—
10 Year Euro-Bund Futures	Call	11/22/19	175.00		38	EUR	38	—
10 Year Euro-Bund Futures	Call	11/22/19	178.50		121	EUR	121	—
10 Year Euro-Bund Futures	Call	11/22/19	178.50		49	EUR	49	—
Brent Crude Oil Futures	Call	10/28/19	$ 63.00		24		24	—
Brent Crude Oil Futures	Call	10/28/19	$ 64.00		24		24	—
Brent Crude Oil Futures	Call	11/26/19	$ 67.00		12		12	—
Brent Crude Oil Futures	Call	11/26/19	$ 68.00		12		12	—
Brent Crude Oil Futures	Call	11/26/19	$ 69.00		12		12	—
Brent Crude Oil Futures	Call	11/26/19	$ 70.00		12		12	—
Brent Crude Oil Futures	Call	04/27/20	$ 66.00		25		25	—
Henry Hub Natural Gas Futures	Call	10/28/19	$ 2.45		12		120	(7,272)
Henry Hub Natural Gas Futures	Call	10/28/19	$ 2.50		12		120	(5,611)
Henry Hub Natural Gas Futures	Call	10/28/19	$ 2.55		12		120	(4,284)
Henry Hub Natural Gas Futures	Call	10/28/19	$ 2.60		12		120	(3,252)
A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Henry Hub Natural Gas Futures	Call	11/25/19	$ 3.20		10		100	$ (3,010)
Henry Hub Natural Gas Futures	Call	11/25/19	$ 3.35		10		100	(2,210)
Natural Gas Futures	Call	10/25/19	$ 19.00		12	EUR	9	(3,908)
Natural Gas Futures	Call	11/26/19	$ 21.00		12	EUR	9	(8,291)
WTI Crude Oil Futures	Call	10/17/19	$ 57.50		12		12	(7,320)
WTI Crude Oil Futures	Call	10/17/19	$ 59.00		36		36	(14,040)
WTI Crude Oil Futures	Call	10/17/19	$ 59.50		12		12	(4,080)
WTI Crude Oil Futures	Call	11/15/19	$ 59.00		12		12	(12,000)
WTI Crude Oil Futures	Call	11/15/19	$ 60.00		60		60	(48,600)
WTI-Brent Crude Oil Spread	Call	10/30/19	$ (5.00)		2		2	(1,120)
5 Year Euro-Bobl	Put	10/25/19	136.50		76	EUR	76	—
5 Year Euro-Bobl	Put	11/22/19	136.50		73	EUR	73	—
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$117.00		229		229	(3,578)
10 Year Euro-Bund Futures	Put	10/25/19	170.50		242	EUR	242	—
10 Year Euro-Bund Futures	Put	10/25/19	170.50		98	EUR	98	—
10 Year Euro-Bund Futures	Put	11/22/19	173.00		20	EUR	20	—
10 Year Euro-Bund Futures	Put	11/22/19	173.00		14	EUR	14	—
10 Year Euro-Bund Futures	Put	11/22/19	175.00		58	EUR	58	—
10 Year Euro-Bund Futures	Put	11/22/19	175.00		38	EUR	38	—
Brent Crude Oil Futures	Put	04/27/20	$ 66.00		25		25	—
Euro Schatz Index	Put	11/22/19	112.20		254	EUR	254	—
Euro Schatz Index	Put	11/22/19	112.20		171	EUR	171	—
Henry Hub Natural Gas Futures	Put	10/28/19	$ 2.00		24		240	(3,192)
Henry Hub Natural Gas Futures	Put	10/28/19	$ 2.05		12		120	(2,292)
Henry Hub Natural Gas Futures	Put	10/28/19	$ 2.10		12		120	(3,240)
Henry Hub Natural Gas Futures	Put	11/25/19	$ 2.25		26		260	(18,382)
Henry Hub Natural Gas Futures	Put	11/25/19	$ 2.30		10		100	(8,620)
Henry Hub Natural Gas Futures	Put	11/25/19	$ 2.35		12		120	(12,516)
Henry Hub Natural Gas Futures	Put	11/25/19	$ 2.40		12		120	(15,012)
Henry Hub Natural Gas Futures	Put	11/25/19	$ 2.45		10		100	(14,840)
Henry Hub Natural Gas Futures	Put	11/25/19	$ 2.55		12		120	(24,264)
Natural Gas Futures	Put	10/25/19	$ 14.50		12	EUR	9	(4,209)
Natural Gas Futures	Put	11/26/19	$ 17.00		12	EUR	9	(12,222)
WTI Crude Oil Futures	Put	05/14/20	$ 45.00		10		10	(26,400)
WTI-Brent Crude Oil Spread	Put	10/30/19	$ (9.00)		2		2	(60)
Total Exchange Traded (premiums received $427,356)								$(386,536)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Goldman Sachs Bank USA	12/12/19	4.28		—		5,387	$ (72,544)
Currency Option USD vs CNH	Call	HSBC Bank USA, N.A.	10/22/19	7.18		—		5,300	(22,740)
Fuel-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$ (13.00)		11		11	(2,930)
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$ (13.00)		12		12	(3,014)
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$ (13.00)		7		7	(1,808)
Gas-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$ 18.00		12		12	(35,138)
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$ 18.10		6		6	(11,611)
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$ 20.00		12		12	(14,247)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%		—		600	(2)
A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%		—	EUR	2,000	$ (4,151)
2-Year 10 CMS Curve Floor	Put	Morgan Stanley Capital Services LLC	01/02/20	0.00%		—		41,600	(26,365)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	12/12/19	3.88		—		5,387	(13,816)
Currency Option USD vs CNH	Put	HSBC Bank USA, N.A.	10/22/19	7.05		—		5,300	(8,805)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	04/07/20	0.00%		—		3,900	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	09/29/20	0.00%		—		700	—
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase Bank, N.A.	03/24/20	0.00%		—		7,900	(2)
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%		—		3,500	(2)
Total OTC Traded (premiums received $571,555)									$(217,175)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30-Year Interest Rate Swap, 12/09/49	Call	Citibank, N.A.	12/05/19	0.05%	6 Month EURIBOR(S)	0.25%(A)	EUR	1,950	$ (36,670)
30-Year Interest Rate Swap, 12/17/49	Call	Deutsche Bank AG	12/13/19	0.00%	6 Month EURIBOR(S)	1.69%(A)	EUR	2,500	(40,765)
30-Year Interest Rate Swap, 12/17/49	Call	Deutsche Bank AG	12/13/19	0.00%	6 Month EURIBOR(S)	1.69%(A)	EUR	1,600	(26,089)
30-Year Interest Rate Swap, 12/17/49	Call	Goldman Sachs Bank USA	12/13/19	0.00%	6 Month EURIBOR(S)	1.69%(A)	EUR	500	(8,153)
30-Year Interest Rate Swap, 12/17/49	Call	Barclays Bank PLC	12/13/19	0.00%	6 Month EURIBOR(S)	1.69%(A)	EUR	500	(8,153)
A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30-Year Interest Rate Swap, 12/17/49	Call	Goldman Sachs Bank USA	12/13/19	0.25%	6 Month EURIBOR(S)	0.25%(A)	EUR	2,500	$ (114,321)
5-Year Interest Rate Swap, 03/12/25	Call	Bank of America, N.A.	03/10/20	1.40%	3 Month LIBOR(Q)	1.40%(S)		5,774	(47,179)
5-Year Interest Rate Swap, 03/12/25	Call	Citibank, N.A.	03/10/20	1.40%	3 Month LIBOR(Q)	1.40%(S)		13,426	(109,704)
5-Year Interest Rate Swap, 03/12/25	Call	Deutsche Bank AG	03/10/20	1.40%	3 Month LIBOR(Q)	1.40%(S)		19,830	(162,031)
5-Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/19	1.34%	3 Month LIBOR(Q)	1.34%(S)		11,400	(13,490)
5-Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/19	1.50%	3 Month LIBOR(Q)	1.50%(S)		11,000	(40,765)
CDX.NA.HY.32.V2, 06/20/2024	Call	Citibank, N.A.	12/18/19	$108.00	CDX.NA.HY.32.V2(Q)	5.00%(Q)		6,900	(10,430)
iTraxx.EU.31.V2, 06/20/2024	Call	Deutsche Bank AG	12/18/19	0.40%	iTraxx.EU.31.V2(Q)	1.00%(Q)	EUR	1,900	(682)
iTraxx.EU.32.V1, 12/20/2024	Call	Bank of America, N.A.	12/18/19	0.48%	iTraxx.EU.32.V1(Q)	1.00%(Q)	EUR	1,600	(726)
iTraxx.EU.32.V1, 12/20/2024	Call	Deutsche Bank AG	01/15/20	0.48%	iTraxx.EU.32.V1(Q)	1.00%(Q)	EUR	2,500	(1,618)
iTraxx.EU.32.V1, 12/20/2024	Call	Deutsche Bank AG	01/15/20	0.48%	iTraxx.EU.32.V1(Q)	1.00%(Q)	EUR	1,100	(712)
iTraxx.EU.32.V1, 12/20/2024	Call	BNP Paribas S.A.	01/15/20	0.48%	iTraxx.EU.32.V1(Q)	1.00%(Q)	EUR	600	(388)
2-Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	(0.05)%	(0.05)%(S)	6 Month JPY LIBOR(S)	JPY	1,751,000	(5,960)
3-Year Interest Rate Swap, 08/21/23	Put	Deutsche Bank AG	08/19/20	1.46%	1.46%(S)	3 Month LIBOR(Q)		34,900	(244,797)
A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		26,600	$ (276,359)
3-Year Interest Rate Swap, 08/25/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(S)	3 Month LIBOR(Q)		32,400	(358,834)
5-Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/19	1.50%	1.50%(S)	3 Month LIBOR(Q)		11,000	(41,493)
5-Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/19	1.66%	1.66%(S)	3 Month LIBOR(Q)		11,400	(11,230)
CDX.NA.HY.32.V2, 06/20/2024	Put	Citibank, N.A.	10/16/19	$ 97.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		24,000	(1,465)
CDX.NA.HY.32.V2, 06/20/2024	Put	BNP Paribas S.A.	10/16/19	$ 99.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		4,000	(702)
CDX.NA.HY.32.V2, 06/20/2024	Put	BNP Paribas S.A.	10/16/19	$100.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		4,000	(1,179)
CDX.NA.HY.32.V2, 06/20/2024	Put	Deutsche Bank AG	10/16/19	$101.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		15,700	(5,134)
CDX.NA.HY.32.V2, 06/20/2024	Put	Citibank, N.A.	01/15/20	$ 95.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		6,900	(6,306)
CDX.NA.IG.32.V1, 06/20/2024	Put	Bank of America, N.A.	10/16/19	0.80%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		900	(64)
CDX.NA.IG.32.V1, 06/20/2024	Put	Bank of America, N.A.	11/20/19	0.85%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		2,400	(563)
CDX.NA.IG.32.V1, 06/20/2024	Put	Goldman Sachs International	11/20/19	0.85%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		1,200	(282)
CDX.NA.IG.32.V1, 06/20/2024	Put	Goldman Sachs International	11/20/19	0.90%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		2,400	(452)
CDX.NA.IG.32.V1, 06/20/2024	Put	BNP Paribas S.A.	11/20/19	0.90%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		800	(151)
CDX.NA.IG.32.V1, 06/20/2024	Put	Barclays Bank PLC	11/20/19	0.90%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		900	(170)
iTraxx.EU.31.V2, 06/20/2024	Put	Deutsche Bank AG	12/18/19	0.70%	1.00%(Q)	iTraxx.EU.31.V2(Q)	EUR	1,900	(1,552)
iTraxx.EU.32.V1, 12/20/2024	Put	Bank of America, N.A.	12/18/19	0.80%	1.00%(Q)	iTraxx.EU.32.V1(Q)	EUR	1,600	(1,265)
iTraxx.EU.32.V1, 12/20/2024	Put	BNP Paribas S.A.	01/15/20	0.80%	1.00%(Q)	iTraxx.EU.32.V1(Q)	EUR	600	(722)
A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.32.V1, 12/20/2024	Put	Deutsche Bank AG	01/15/20	0.80%	1.00%(Q)	iTraxx.EU.32.V1(Q)	EUR	2,500	$ (3,008)
iTraxx.EU.32.V1, 12/20/2024	Put	Deutsche Bank AG	01/15/20	0.80%	1.00%(Q)	iTraxx.EU.32.V1(Q)	EUR	1,100	(1,324)
iTraxx.XO.31.V1, 06/20/2024	Put	Citibank, N.A.	06/17/20	4.00%	5.00%(Q)	iTraxx.XO.31.V1(Q)	EUR	6,900	(106,766)
Total OTC Swaptions (premiums received $1,552,437)									$(1,691,654)
Total Options Written (premiums received $2,551,348)									$(2,295,365)
Financial Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
332	3 Year Australian Treasury Bonds	Dec. 2019	$ 25,924,401	$ 93,508
4,826	5 Year U.S. Treasury Notes	Dec. 2019	575,010,371	(3,141,277)
151	5 Year Euro-Bobl	Dec. 2019	22,325,609	(162,937)
65	10 Year Australian Treasury Bonds	Dec. 2019	6,464,472	(31,582)
1	10 Year Canadian Government Bonds	Dec. 2019	107,635	(333)
220	10 Year Euro-Bund	Dec. 2019	41,783,233	(489,973)
34	10 Year Japanese Bond	Dec. 2019	48,746,173	(45,892)
2,118	10 Year U.S. Treasury Notes	Dec. 2019	276,001,875	(1,727,280)
178	10 Year U.S. Ultra Treasury Notes	Dec. 2019	25,348,312	(206,710)
326	20 Year U.S. Treasury Bonds	Dec. 2019	52,913,875	(334,806)
10	30 Year Euro Buxl	Dec. 2019	2,370,641	(48,503)
456	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	87,509,250	(1,157,205)
730	Euro-BTP Italian Government Bond	Dec. 2019	126,223,731	230,841
104	Euro-OAT	Dec. 2019	19,305,456	(14,934)
138	Russell 2000	Dec. 2019	10,522,500	(401,437)
1,023	S&P 500 E-Mini Index	Dec. 2019	152,350,275	(1,551,338)
				(8,989,858)
Short Positions:
1,715	2 Year U.S. Treasury Notes	Dec. 2019	369,582,500	789,895
36	3 Year Australian Treasury Bonds	Dec. 2019	2,811,080	(10,261)
449	5 Year U.S. Treasury Notes	Dec. 2019	53,497,650	52,634
14	5 Year Euro-Bobl	Dec. 2019	2,069,924	15,107
15	10 Year Australian Treasury Bonds	Dec. 2019	1,491,801	(8,747)
266	10 Year Euro-Bund	Dec. 2019	50,519,727	(117,364)
260	10 Year U.K. Gilt	Dec. 2019	42,914,246	(297,673)
109	10 Year U.S. Treasury Notes	Dec. 2019	14,204,062	(14,245)
278	20 Year U.S. Treasury Bonds	Dec. 2019	45,122,875	973,000
5	30 Year Euro Buxl	Dec. 2019	1,185,321	31,718
61	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	11,706,281	104,346
3,353	Euro Schatz Index	Dec. 2019	410,521,482	978,454
2	Euro-BTP Italian Government Bond	Dec. 2019	317,917	(1,090)
248	Euro-OAT	Dec. 2019	46,036,087	489,976
				2,985,750
				$(6,004,108)

A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Commodity Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
8	Brent Crude	Jan. 2020	$ 467,840	$ (18,641)
125	Brent Crude	Mar. 2020	7,195,000	(151,257)
22	Brent Crude	Dec. 2020	1,230,460	(51,936)
18	Brent Crude	Jun. 2021	999,540	(23,546)
67	Brent Crude	Dec. 2021	3,713,140	(117,353)
1	Brent Dubai (ICE)	Jan. 2020	2,793	343
1	Brent Dubai (ICE)	Feb. 2020	2,908	458
1	Brent Dubai (ICE)	Mar. 2020	2,999	549
1	Brent Dubai (ICE)	Apr. 2020	2,959	509
1	Brent Dubai (ICE)	May 2020	2,891	441
1	Brent Dubai (ICE)	Jun. 2020	2,834	384
1	Brent Dubai (ICE)	Jul. 2020	2,812	362
1	Brent Dubai (ICE)	Aug. 2020	2,783	333
1	Brent Dubai (ICE)	Sep. 2020	2,752	302
1	Brent Dubai (ICE)	Oct. 2020	2,735	285
1	Brent Dubai (ICE)	Nov. 2020	2,745	295
1	Brent Dubai (ICE)	Dec. 2020	2,736	286
1	Chicago Ethanol (Platts) Swap	Oct. 2019	63,210	2,520
5	Chicago Ethanol (Platts) Swap	Nov. 2019	301,875	(739)
5	Chicago Ethanol (Platts) Swap	Dec. 2019	295,050	(7,249)
4	Chicago Ethanol (Platts) Swap	Jan. 2020	235,200	292
4	Chicago Ethanol (Platts) Swap	Feb. 2020	237,720	2,812
4	Chicago Ethanol (Platts) Swap	Mar. 2020	239,820	4,912
37	Cocoa	Mar. 2020	908,720	57,105
19	Coffee’C’	Dec. 2019	720,694	11,135
23	Corn	Dec. 2019	446,200	18,323
27	Corn	May 2020	547,088	(56,232)
12	Corn	Dec. 2020	244,950	1,354
9	Cotton No. 2	Dec. 2019	273,735	9,576
11	Gasoline RBOB	Mar. 2020	703,118	(5,603)
10	Globex Natural Gas	Nov. 2019	233,000	(31,654)
6	Gold 100 OZ	Dec. 2019	883,740	(12,406)
20	Hard Red Winter Wheat	Dec. 2019	415,000	11,671
1	ICE Natural Gas	Sep. 2020	16,724	(508)
1	ICE Natural Gas	Apr. 2021	17,691	459
1	ICE Natural Gas	May 2021	17,259	(548)
1	ICE Natural Gas	Jun. 2021	16,411	(821)
1	ICE Natural Gas	Jul. 2021	16,729	(1,077)
1	ICE Natural Gas	Aug. 2021	16,904	(902)
54	Live Cattle	Dec. 2019	2,382,480	182,404
15	LME Copper	Dec. 2019	2,146,406	(128,287)
17	LME Lead	Jan. 2020	908,331	108,681
8	LME Lead	Mar. 2020	427,750	11,000
4	LME Nickel	Nov. 2019	410,640	(21,360)
8	LME Nickel	Jan. 2020	818,016	68,058
7	LME Nickel	Mar. 2020	713,874	(42,336)
30	LME PRI Aluminum	Nov. 2019	1,291,312	(29,819)
28	LME PRI Aluminum	Jan. 2020	1,202,250	(48,297)
36	LME Zinc	Nov. 2019	2,170,350	103,669
16	LME Zinc	Jan. 2020	951,400	(20,875)
17	LME Zinc	Mar. 2020	1,007,463	18,675
43	Low Sulphur Gas Oil	Nov. 2019	2,521,950	136,623
15	Low Sulphur Gas Oil	Mar. 2020	849,000	39,037
860	MSCI EAFE Index	Dec. 2019	81,631,200	(421,765)
70	Natural Gas	Nov. 2019	1,631,000	(166,717)
16	Natural Gas	Apr. 2020	365,440	(19,390)
A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Commodity Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions (cont’d):
4	Natural Gas	May 2020	$ 90,520	$ (4,244)
4	Natural Gas	Jun. 2020	92,040	(2,724)
4	Natural Gas	Jul. 2020	93,760	(1,004)
4	Natural Gas	Aug. 2020	94,000	(764)
4	Natural Gas	Sep. 2020	93,440	(1,324)
52	Natural Gas	Oct. 2020	1,229,800	(56,833)
11	NY Harbor ULSD	Mar. 2020	852,113	(3,567)
7	Silver	Dec. 2019	594,930	(29,108)
7	Soybean	May 2020	328,650	474
23	Soybean Oil	Dec. 2019	401,304	(6,629)
26	Sugar #11 (World)	Mar. 2020	368,368	12,757
20	White Sugar (ICE)	Mar. 2020	345,400	6,000
15	WTI Crude	Nov. 2019	811,050	(117,534)
5	WTI Crude	Dec. 2019	269,900	(3,985)
6	WTI Crude	Mar. 2020	317,400	(60,900)
6	WTI Crude	Jun. 2020	310,620	(14,908)
44	WTI Crude	Jul. 2020	2,263,800	(173,487)
18	WTI Crude	Sep. 2020	916,920	(63,600)
180	WTI Crude	Dec. 2020	10,354,550	(830,384)
4	WTI Crude	May 2021	200,400	(927)
67	WTI Crude	Jun. 2021	4,356,090	(209,727)
4	WTI Crude	Jul. 2021	200,040	(930)
3	WTI Crude	Jun. 2022	150,060	(3,046)
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2019	2,770	20
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2019	2,330	(420)
				(2,153,259)
Short Positions:
55	Brent Crude	Dec. 2019	3,258,750	66,037
77	Brent Crude	Jun. 2020	4,375,910	153,805
25	Brent Crude	Jun. 2022	1,389,500	34,045
37	Brent Crude	Dec. 2022	2,066,820	78,978
25	Brent Crude	Dec. 2023	1,419,750	23,527
20	Cocoa	Dec. 2019	488,400	(41,269)
20	Coffee’C’	Mar. 2020	785,250	(10,034)
45	Copper	Dec. 2019	2,900,812	24,889
40	Corn	Mar. 2020	799,000	(39,200)
27	Corn	Jul. 2020	551,475	54,330
31	Cotton No. 2	Mar. 2020	954,025	(31,243)
2	Dated Brent vs. Brent 1st Line	Jan. 2020	220	927
2	Dated Brent vs. Brent 1st Line	Feb. 2020	500	647
2	Dated Brent vs. Brent 1st Line	Mar. 2020	500	647
2	Dated Brent vs. Brent 1st Line	Apr. 2020	960	187
2	Dated Brent vs. Brent 1st Line	May 2020	960	187
2	Dated Brent vs. Brent 1st Line	Jun. 2020	960	187
2	Dated Brent vs. Brent 1st Line	Jul. 2020	1,100	47
2	Dated Brent vs. Brent 1st Line	Aug. 2020	1,160	(13)
2	Dated Brent vs. Brent 1st Line	Sep. 2020	1,220	(73)
2	Dated Brent vs. Brent 1st Line	Oct. 2020	1,220	(73)
2	Dated Brent vs. Brent 1st Line	Nov. 2020	1,240	(93)
2	Dated Brent vs. Brent 1st Line	Dec. 2020	1,240	(93)
49	Gasoline RBOB	Nov. 2019	3,223,857	(70,355)
4	Gasoline RBOB	Dec. 2019	256,889	5,071
11	Globex Natural Gas	Dec. 2019	275,440	14,643
1	ICE Natural Gas	Apr. 2020	17,447	34
1	ICE Natural Gas	May 2020	17,335	729
1	ICE Natural Gas	Jun. 2020	15,891	1,590
A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Commodity Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Short Positions (cont’d):
1	ICE Natural Gas	Jul. 2020	$ 16,439	$ 1,624
1	ICE Natural Gas	Aug. 2020	16,722	1,342
1	ICE Natural Gas	Sep. 2020	17,031	451
17	LME Lead	Jan. 2020	908,331	(27,561)
4	LME Lead	Mar. 2020	213,875	(3,550)
27	LME Nickel	Nov. 2019	2,771,820	(328,356)
8	LME Nickel	Jan. 2020	818,016	46,224
28	LME PRI Aluminum	Jan. 2020	1,202,250	80,256
29	LME PRI Aluminum	Mar. 2020	1,257,513	46,806
1	LME Zinc	Nov. 2019	60,288	(1,762)
16	LME Zinc	Jan. 2020	951,400	(19,411)
1	LME Zinc	Mar. 2020	59,263	(950)
28	Natural Gas	Dec. 2019	701,120	42,394
6	Natural Gas	Jan. 2020	157,320	14,399
15	Natural Gas	Mar. 2020	375,600	20,898
25	Natural Gas	May 2020	565,750	24,796
4	NY Harbor ULSD	Nov. 2019	318,730	(8,664)
4	NY Harbor ULSD	Dec. 2019	317,251	9,564
58	Platinum	Jan. 2020	2,578,680	216,342
45	Soybean	Nov. 2019	2,038,500	(59,686)
1	Soybean	Jan. 2020	45,975	(545)
36	Soybean	Mar. 2020	1,674,000	(60,546)
16	Soybean Meal	Dec. 2019	481,600	8,400
12	Wheat	Dec. 2019	297,450	(9,725)
35	Wheat	Mar. 2020	879,375	(12,025)
1	WTI Brent (ICE)	Oct. 2019	5,180	13,730
1	WTI Brent (ICE)	Nov. 2019	4,550	13,100
1	WTI Brent (ICE)	Dec. 2019	4,330	12,880
43	WTI Crude	Dec. 2019	2,321,140	(22,328)
75	WTI Crude	Jan. 2020	4,027,500	104,037
4	WTI Crude	Feb. 2020	213,280	6,905
60	WTI Crude	Mar. 2020	3,174,000	253,416
2	WTI Crude	Jun. 2020	103,540	6,362
4	WTI Crude	Oct. 2020	203,040	4,839
22	WTI Crude	Nov. 2020	1,113,860	71,185
70	WTI Crude	Dec. 2021	4,797,120	173,022
41	WTI Crude	Dec. 2022	2,064,760	67,750
1	WTI Houston (Argus) vs. WTI Trade Month	Jan. 2020	2,330	1,470
1	WTI Houston (Argus) vs. WTI Trade Month	Feb. 2020	2,280	1,520
1	WTI Houston (Argus) vs. WTI Trade Month	Mar. 2020	2,230	1,570
1	WTI Houston (Argus) vs. WTI Trade Month	Apr. 2020	2,280	1,520
1	WTI Houston (Argus) vs. WTI Trade Month	May 2020	2,330	1,470
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2020	2,380	1,420
1	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2020	2,330	1,470
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2020	2,300	1,500
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2020	2,270	1,530
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2020	2,300	1,500
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2020	2,300	1,500
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2020	2,300	1,500
1	WTI Midland (Argus) vs. WTI Trade Month	Jan. 2020	630	670
1	WTI Midland (Argus) vs. WTI Trade Month	Feb. 2020	630	670
1	WTI Midland (Argus) vs. WTI Trade Month	Mar. 2020	630	670
1	WTI Midland (Argus) vs. WTI Trade Month	Apr. 2020	650	650
1	WTI Midland (Argus) vs. WTI Trade Month	May 2020	650	650
1	WTI Midland (Argus) vs. WTI Trade Month	Jun. 2020	650	650
1	WTI Midland (Argus) vs. WTI Trade Month	Jul. 2020	650	650
A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Commodity Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Short Positions (cont’d):
1	WTI Midland (Argus) vs. WTI Trade Month	Aug. 2020	$ 650	$ 650
1	WTI Midland (Argus) vs. WTI Trade Month	Sep. 2020	650	650
1	WTI Midland (Argus) vs. WTI Trade Month	Oct. 2020	680	620
1	WTI Midland (Argus) vs. WTI Trade Month	Nov. 2020	680	620
1	WTI Midland (Argus) vs. WTI Trade Month	Dec. 2020	680	620
				979,414
				$(1,173,845)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 10/23/19	HSBC Bank USA, N.A.	ARS	199	$ 3,000	$ 3,095	$ 95	$ —
Expiring 10/23/19	HSBC Bank USA, N.A.	ARS	65	1,000	1,016	16	—
Expiring 10/28/19	HSBC Bank USA, N.A.	ARS	508	8,000	7,869	—	(131)
Australian Dollar,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	AUD	8,509	5,748,425	5,743,587	—	(4,838)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	AUD	7,817	5,280,931	5,276,486	—	(4,445)
Expiring 10/03/19	BNP Paribas S.A.	AUD	3,177	2,142,855	2,144,561	1,706	—
Expiring 10/03/19	Standard Chartered Bank	AUD	4,910	3,305,682	3,314,383	8,701	—
Expiring 10/03/19	Standard Chartered Bank	AUD	1,469	1,008,897	991,615	—	(17,282)
Brazilian Real,
Expiring 10/02/19	Citibank, N.A.	BRL	2,452	602,000	590,000	—	(12,000)
Expiring 10/02/19	Citibank, N.A.	BRL	2,438	601,000	586,691	—	(14,309)
Expiring 10/02/19	Credit Suisse Securities (USA) LLC	BRL	34,574	8,277,182	8,319,936	42,754	—
Expiring 10/02/19	Deutsche Bank AG	BRL	13,907	3,341,693	3,346,570	4,877	—
Expiring 11/04/19	Credit Suisse Securities (USA) LLC	BRL	13,907	3,322,175	3,338,642	16,467	—
Expiring 01/03/20	Citigroup Global Markets, Inc.	BRL	20,800	5,452,448	4,977,982	—	(474,466)
Expiring 01/03/20	Goldman Sachs International	BRL	21,000	5,506,608	5,025,847	—	(480,761)
British Pound,
Expiring 10/02/19	BNP Paribas S.A.	GBP	21,235	26,411,930	26,111,678	—	(300,252)
Expiring 10/02/19	Citibank, N.A.	GBP	12,963	16,136,429	15,939,989	—	(196,440)
Expiring 10/02/19	Citibank, N.A.	GBP	2,927	3,642,284	3,599,194	—	(43,090)
Expiring 10/02/19	Citibank, N.A.	GBP	2,199	2,758,833	2,704,007	—	(54,826)
Expiring 10/02/19	Citibank, N.A.	GBP	909	1,125,235	1,117,754	—	(7,481)
Expiring 10/02/19	Goldman Sachs International	GBP	966	1,204,729	1,187,845	—	(16,884)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	35,526	43,667,282	43,684,791	17,509	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	9,967	12,251,038	12,255,950	4,912	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	6,132	7,617,998	7,540,383	—	(77,615)
Expiring 10/03/19	BNP Paribas S.A.	GBP	919	1,109,937	1,130,098	20,161	—
Expiring 10/03/19	Standard Chartered Bank	GBP	32	39,771	39,351	—	(420)
Expiring 10/03/19	UBS AG	GBP	901	1,114,083	1,107,964	—	(6,119)
Canadian Dollar,
Expiring 10/02/19	BNP Paribas S.A.	CAD	3,423	2,583,044	2,583,778	734	—
Expiring 10/02/19	Citibank, N.A.	CAD	450	339,044	339,673	629	—
A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/02/19	Citibank, N.A.	CAD	150	$ 113,059	$ 113,224	$ 165	$ —
Expiring 10/02/19	HSBC Bank USA, N.A.	CAD	19,147	14,445,115	14,452,701	7,586	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	CAD	358	270,402	270,229	—	(173)
Expiring 10/03/19	BNP Paribas S.A.	CAD	1,490	1,119,140	1,124,714	5,574	—
Expiring 10/03/19	Goldman Sachs International	CAD	8,550	6,457,898	6,453,895	—	(4,003)
Expiring 10/03/19	Standard Chartered Bank	CAD	15	11,308	11,323	15	—
Expiring 10/22/19	Barclays Bank PLC	CAD	624	478,863	471,081	—	(7,782)
Chinese Renminbi,
Expiring 03/18/20	Deutsche Bank AG	CNH	38,846	5,437,195	5,418,160	—	(19,035)
Expiring 03/18/20	HSBC Bank USA, N.A.	CNH	23,718	3,303,053	3,308,180	5,127	—
Colombian Peso,
Expiring 10/15/19	Citigroup Global Markets, Inc.	COP	17,562,252	5,488,581	5,043,132	—	(445,449)
Expiring 01/15/20	Natwest Markets PLC	COP	17,562,252	5,052,141	5,020,277	—	(31,864)
Danish Krone,
Expiring 10/01/19	JPMorgan Securities LLC	DKK	14,780	2,270,793	2,157,853	—	(112,940)
Expiring 10/01/19	UBS AG	DKK	253,116	37,091,991	36,954,433	—	(137,558)
Expiring 01/02/20	Goldman Sachs International	DKK	35,405	5,220,804	5,209,970	—	(10,834)
Euro,
Expiring 10/02/19	Barclays Bank PLC	EUR	7,242	7,918,403	7,894,618	—	(23,785)
Expiring 10/02/19	BNP Paribas S.A.	EUR	40,000	43,980,544	43,604,626	—	(375,918)
Expiring 10/02/19	BNP Paribas S.A.	EUR	906	1,002,061	987,645	—	(14,416)
Expiring 10/02/19	BNP Paribas S.A.	EUR	392	433,538	427,325	—	(6,213)
Expiring 10/02/19	Citibank, N.A.	EUR	11,922	13,185,414	12,996,359	—	(189,055)
Expiring 10/02/19	Citibank, N.A.	EUR	4,700	5,201,399	5,123,544	—	(77,855)
Expiring 10/02/19	Citibank, N.A.	EUR	3,304	3,636,018	3,601,742	—	(34,276)
Expiring 10/02/19	Citibank, N.A.	EUR	3,245	3,569,895	3,537,425	—	(32,470)
Expiring 10/02/19	Citibank, N.A.	EUR	1,503	1,643,174	1,638,444	—	(4,730)
Expiring 10/02/19	Citibank, N.A.	EUR	1,330	1,470,948	1,449,854	—	(21,094)
Expiring 10/02/19	Citibank, N.A.	EUR	649	713,979	707,485	—	(6,494)
Expiring 10/02/19	Credit Suisse Securities (USA) LLC	EUR	1,478	1,625,927	1,611,191	—	(14,736)
Expiring 10/02/19	Goldman Sachs International	EUR	868	959,617	946,220	—	(13,397)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	EUR	136,534	149,067,394	148,837,424	—	(229,970)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	EUR	38,959	42,839,977	42,470,084	—	(369,893)
Expiring 10/02/19	UBS AG	EUR	5,000	5,536,460	5,450,578	—	(85,882)
Expiring 10/03/19	BNP Paribas S.A.	EUR	955	1,041,232	1,041,140	—	(92)
Expiring 10/03/19	UBS AG	EUR	3,997	4,426,945	4,357,523	—	(69,422)
Expiring 10/03/19	UBS AG	EUR	1,949	2,159,478	2,124,797	—	(34,681)
Expiring 10/22/19	Goldman Sachs International	EUR	401	455,963	437,917	—	(18,046)
Expiring 10/22/19	JPMorgan Securities LLC	EUR	4,536	5,073,753	4,952,663	—	(121,090)
Expiring 11/04/19	Citibank, N.A.	EUR	195	213,021	213,026	5	—
Expiring 11/04/19	HSBC Bank USA, N.A.	EUR	1,093	1,200,000	1,194,901	—	(5,099)
Expiring 03/16/20	BNP Paribas S.A.	EUR	542	612,452	597,863	—	(14,589)
Expiring 03/16/20	Citibank, N.A.	EUR	546	616,946	602,250	—	(14,696)
Expiring 03/16/20	Morgan Stanley & Co. International PLC	EUR	546	617,515	602,806	—	(14,709)
Expiring 03/16/20	Natwest Markets PLC	EUR	622	706,347	686,638	—	(19,709)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	59	75,432	66,991	—	(8,441)
Hong Kong Dollar,
Expiring 12/16/19	BNP Paribas S.A.	HKD	832	106,415	106,176	—	(239)
Expiring 12/16/19	HSBC Bank USA, N.A.	HKD	7,101	908,881	906,744	—	(2,137)
Expiring 12/16/19	JPMorgan Securities LLC	HKD	18,479	2,365,191	2,359,449	—	(5,742)
Expiring 12/16/19	JPMorgan Securities LLC	HKD	13,875	1,775,750	1,771,643	—	(4,107)
A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 12/16/19	Morgan Stanley & Co. International PLC	HKD	17,525	$ 2,243,225	$ 2,237,722	$ —	$ (5,503)
Expiring 12/16/19	Standard Chartered Bank	HKD	14,453	1,849,814	1,845,446	—	(4,368)
Indian Rupee,
Expiring 10/17/19	BNP Paribas S.A.	INR	70,657	992,000	995,187	3,187	—
Expiring 10/17/19	Goldman Sachs International	INR	571	8,000	8,040	40	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	229,790	3,123,000	3,236,163	113,163	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	223,378	3,141,745	3,145,859	4,114	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	56,672	770,000	798,118	28,118	—
Expiring 12/18/19	BNP Paribas S.A.	INR	62,895	875,000	880,060	5,060	—
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	59,551	829,000	833,272	4,272	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	71,503	990,302	1,000,505	10,203	—
Expiring 04/27/20	HSBC Bank USA, N.A.	INR	659,393	8,986,000	9,081,216	95,216	—
Expiring 05/04/20	BNP Paribas S.A.	INR	652,046	8,875,000	8,972,294	97,294	—
Indonesian Rupiah,
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	5,464,204	388,000	381,711	—	(6,289)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	2,720,335	193,000	190,033	—	(2,967)
Expiring 12/18/19	Standard Chartered Bank	IDR	57,508,723	3,957,385	4,017,366	59,981	—
Expiring 12/18/19	Standard Chartered Bank	IDR	49,938,783	3,436,470	3,488,555	52,085	—
Expiring 12/18/19	Standard Chartered Bank	IDR	9,417,464	668,000	657,872	—	(10,128)
Japanese Yen,
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	JPY	421,500	3,899,739	3,898,771	—	(968)
Expiring 10/02/19	UBS AG	JPY	3,392,400	32,155,450	31,378,860	—	(776,590)
Expiring 10/03/19	BNP Paribas S.A.	JPY	230,481	2,132,768	2,132,030	—	(738)
Expiring 10/03/19	Citigroup Global Markets, Inc.	JPY	4,116	38,819	38,074	—	(745)
Expiring 10/03/19	Morgan Stanley & Co. International PLC	JPY	464,915	4,346,908	4,300,627	—	(46,281)
Expiring 11/05/19	UBS AG	JPY	2,987,245	27,819,380	27,696,994	—	(122,386)
Expiring 11/05/19	UBS AG	JPY	392,000	3,650,587	3,634,527	—	(16,060)
Malaysian Ringgit,
Expiring 11/04/19	Morgan Stanley & Co. International PLC	MYR	7,000	1,667,461	1,671,050	3,589	—
Mexican Peso,
Expiring 10/09/19	Citibank, N.A.	MXN	48,109	2,465,194	2,434,103	—	(31,091)
Expiring 10/09/19	HSBC Bank USA, N.A.	MXN	49,630	2,533,488	2,511,047	—	(22,441)
Expiring 10/09/19	HSBC Bank USA, N.A.	MXN	2,579	131,652	130,486	—	(1,166)
Expiring 11/19/19	Citibank, N.A.	MXN	102,118	5,103,005	5,131,824	28,819	—
Expiring 01/22/20	Citibank, N.A.	MXN	2,579	131,704	128,404	—	(3,300)
Expiring 01/22/20	JPMorgan Securities LLC	MXN	83,069	4,133,493	4,135,856	2,363	—
New Taiwanese Dollar,
Expiring 10/16/19	BNP Paribas S.A.	TWD	174,773	5,628,000	5,638,760	10,760	—
Expiring 11/21/19	Credit Suisse Securities (USA) LLC	TWD	13,404	429,000	433,335	4,335	—
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	46,420	1,489,000	1,500,676	11,676	—
Expiring 11/21/19	JPMorgan Securities LLC	TWD	45,756	1,476,000	1,479,223	3,223	—
Expiring 11/21/19	Standard Chartered Bank	TWD	42,679	1,368,000	1,379,744	11,744	—
Expiring 11/21/19	Standard Chartered Bank	TWD	8,722	280,000	281,969	1,969	—
Expiring 12/18/19	Deutsche Bank AG	TWD	174,773	5,696,266	5,659,027	—	(37,239)
New Zealand Dollar,
Expiring 10/02/19	BNP Paribas S.A.	NZD	4,309	2,775,764	2,698,419	—	(77,345)
Expiring 10/02/19	Citibank, N.A.	NZD	8,380	5,273,730	5,247,795	—	(25,935)
Expiring 10/02/19	Citigroup Global Markets, Inc.	NZD	4,245	2,681,499	2,658,340	—	(23,159)
Expiring 10/03/19	Goldman Sachs International	NZD	5,209	3,291,596	3,262,099	—	(29,497)
Expiring 10/03/19	HSBC Bank USA, N.A.	NZD	5,083	3,196,246	3,183,192	—	(13,054)
Expiring 10/03/19	Standard Chartered Bank	NZD	5,191	3,277,334	3,250,827	—	(26,507)
A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 10/03/19	BNP Paribas S.A.	NOK	61	$ 6,714	$ 6,706	$ —	$ (8)
Expiring 10/03/19	Citigroup Global Markets, Inc.	NOK	9,993	1,098,539	1,098,481	—	(58)
Expiring 10/03/19	Standard Chartered Bank	NOK	28,974	3,240,235	3,184,967	—	(55,268)
Peruvian Nuevo Sol,
Expiring 10/09/19	Citibank, N.A.	PEN	12,037	3,594,217	3,569,945	—	(24,272)
Expiring 10/09/19	Citibank, N.A.	PEN	2,362	705,174	700,412	—	(4,762)
Polish Zloty,
Expiring 02/10/20	Standard Chartered Bank	PLN	20,058	5,117,015	5,011,203	—	(105,812)
Romanian Leu,
Expiring 10/22/19	Citibank, N.A.	RON	4,174	996,314	958,624	—	(37,690)
Expiring 10/22/19	Goldman Sachs International	RON	9,711	2,276,567	2,230,284	—	(46,283)
Expiring 10/22/19	Natwest Markets PLC	RON	9,730	2,268,736	2,234,647	—	(34,089)
Expiring 03/16/20	Citibank, N.A.	RON	6,206	1,481,941	1,420,558	—	(61,383)
Expiring 03/16/20	Goldman Sachs International	RON	1,915	460,626	438,310	—	(22,316)
Expiring 03/16/20	Morgan Stanley & Co. International PLC	RON	3,009	715,120	688,806	—	(26,314)
Russian Ruble,
Expiring 10/17/19	Citigroup Global Markets, Inc.	RUB	183,275	2,870,284	2,819,454	—	(50,830)
Expiring 10/17/19	Citigroup Global Markets, Inc.	RUB	35,662	558,507	548,616	—	(9,891)
Expiring 10/17/19	Goldman Sachs International	RUB	25,580	395,000	393,519	—	(1,481)
Expiring 10/17/19	Goldman Sachs International	RUB	1,160	18,000	17,838	—	(162)
Expiring 10/17/19	Standard Chartered Bank	RUB	84,149	1,294,000	1,294,525	525	—
Expiring 10/17/19	UBS AG	RUB	40,467	627,000	622,528	—	(4,472)
Expiring 11/15/19	Citigroup Global Markets, Inc.	RUB	206,267	3,122,237	3,160,830	38,593	—
Expiring 12/16/19	Citigroup Global Markets, Inc.	RUB	198,503	2,927,864	3,028,568	100,704	—
South African Rand,
Expiring 10/07/19	Citibank, N.A.	ZAR	74,881	5,240,811	4,939,724	—	(301,087)
Expiring 10/07/19	Citibank, N.A.	ZAR	26,550	1,858,220	1,751,465	—	(106,755)
Expiring 10/08/19	JPMorgan Securities LLC	ZAR	38,033	2,608,778	2,508,587	—	(100,191)
Expiring 10/08/19	Morgan Stanley & Co. International PLC	ZAR	41,246	2,672,150	2,720,510	48,360	—
South Korean Won,
Expiring 10/17/19	Citibank, N.A.	KRW	6,339,771	5,313,696	5,302,681	—	(11,015)
Swedish Krona,
Expiring 10/02/19	BNP Paribas S.A.	SEK	40,047	4,106,850	4,068,671	—	(38,179)
Expiring 10/03/19	BNP Paribas S.A.	SEK	20,966	2,155,575	2,130,234	—	(25,341)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	10,488	1,086,673	1,065,625	—	(21,048)
Expiring 10/03/19	Standard Chartered Bank	SEK	194	19,789	19,711	—	(78)
Expiring 10/03/19	UBS AG	SEK	42,664	4,356,288	4,334,830	—	(21,458)
Swiss Franc,
Expiring 10/02/19	UBS AG	CHF	5,229	5,261,548	5,240,087	—	(21,461)
Expiring 10/03/19	BNP Paribas S.A.	CHF	1,120	1,132,938	1,122,468	—	(10,470)
Expiring 10/03/19	HSBC Bank USA, N.A.	CHF	3,228	3,258,268	3,235,113	—	(23,155)
				$797,747,643	$791,861,003	876,426	(6,763,066)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/19	BNP Paribas S.A.	AUD	4,169	$ 2,851,118	$ 2,814,081	$ 37,037	$ —
Expiring 10/02/19	HSBC Bank USA, N.A.	AUD	7,817	5,278,535	5,276,486	2,049	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	AUD	1,685	1,152,833	1,137,378	15,455	—
A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/02/19	Morgan Stanley & Co. International PLC	AUD	2,655	$ 1,792,271	$ 1,792,129	$ 142	$ —
Expiring 10/03/19	Goldman Sachs International	AUD	6,230	4,218,900	4,205,419	13,481	—
Expiring 10/03/19	HSBC Bank USA, N.A.	AUD	1,692	1,163,579	1,142,146	21,433	—
Expiring 10/03/19	Standard Chartered Bank	AUD	40	26,916	27,001	—	(85)
Expiring 11/04/19	Morgan Stanley & Co. International PLC	AUD	8,509	5,754,552	5,750,410	4,142	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	AUD	7,817	5,286,559	5,282,754	3,805	—
Brazilian Real,
Expiring 10/02/19	Credit Suisse Securities (USA) LLC	BRL	13,907	3,328,576	3,346,570	—	(17,994)
Expiring 10/02/19	Deutsche Bank AG	BRL	19,229	4,620,537	4,627,280	—	(6,743)
Expiring 10/02/19	Goldman Sachs International	BRL	10,376	2,498,000	2,496,957	1,043	—
Expiring 10/02/19	Goldman Sachs International	BRL	9,859	2,367,000	2,372,391	—	(5,391)
Expiring 11/04/19	Credit Suisse Securities (USA) LLC	BRL	34,574	8,260,274	8,300,226	—	(39,952)
Expiring 01/03/20	Goldman Sachs International	BRL	41,800	10,546,234	10,003,829	542,405	—
Expiring 04/02/20	JPMorgan Securities LLC	BRL	44,050	11,088,177	10,485,769	602,408	—
British Pound,
Expiring 10/02/19	Bank of America, N.A.	GBP	518	647,281	637,173	10,108	—
Expiring 10/02/19	Citibank, N.A.	GBP	41,558	50,715,393	51,101,913	—	(386,520)
Expiring 10/02/19	Citibank, N.A.	GBP	40,944	49,966,239	50,347,049	—	(380,810)
Expiring 10/02/19	Citibank, N.A.	GBP	389	484,802	478,217	6,585	—
Expiring 10/02/19	Citibank, N.A.	GBP	384	468,631	472,187	—	(3,556)
Expiring 10/02/19	HSBC Bank USA, N.A.	GBP	702	857,095	863,216	—	(6,121)
Expiring 10/02/19	JPMorgan Securities LLC	GBP	1,583	1,914,855	1,946,540	—	(31,685)
Expiring 10/02/19	JPMorgan Securities LLC	GBP	1,521	1,873,453	1,870,302	3,151	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	4,966	6,082,181	6,105,856	—	(23,675)
Expiring 10/02/19	UBS AG	GBP	260	325,324	319,137	6,187	—
Expiring 10/03/19	BNP Paribas S.A.	GBP	2,631	3,242,270	3,235,352	6,918	—
Expiring 10/03/19	JPMorgan Securities LLC	GBP	2,707	3,305,450	3,328,810	—	(23,360)
Expiring 11/04/19	Bank of America, N.A.	GBP	198	243,353	243,445	—	(92)
Expiring 11/04/19	Morgan Stanley & Co. International PLC	GBP	35,526	43,722,347	43,745,718	—	(23,371)
Expiring 11/04/19	Morgan Stanley & Co. International PLC	GBP	9,967	12,266,486	12,273,043	—	(6,557)
Expiring 11/04/19	Morgan Stanley & Co. International PLC	GBP	6,132	7,627,226	7,550,899	76,327	—
Canadian Dollar,
Expiring 10/02/19	Citibank, N.A.	CAD	941	711,828	710,293	1,535	—
Expiring 10/02/19	Citigroup Global Markets, Inc.	CAD	2,411	1,809,584	1,819,892	—	(10,308)
Expiring 10/02/19	HSBC Bank USA, N.A.	CAD	22,229	16,718,914	16,779,082	—	(60,168)
Expiring 10/03/19	BNP Paribas S.A.	CAD	4,264	3,220,612	3,218,644	1,968	—
Expiring 10/03/19	Citibank, N.A.	CAD	4,275	3,250,773	3,226,948	23,825	—
Expiring 10/03/19	Standard Chartered Bank	CAD	2,941	2,217,728	2,219,989	—	(2,261)
Expiring 11/04/19	HSBC Bank USA, N.A.	CAD	19,147	14,452,475	14,460,221	—	(7,746)
Chinese Renminbi,
Expiring 12/18/19	Natwest Markets PLC	CNH	34,944	4,868,636	4,884,088	—	(15,452)
Expiring 03/18/20	Deutsche Bank AG	CNH	9,616	1,334,789	1,341,305	—	(6,516)
Expiring 03/18/20	HSBC Bank USA, N.A.	CNH	27,619	3,829,101	3,852,334	—	(23,233)
Colombian Peso,
Expiring 10/15/19	Natwest Markets PLC	COP	17,562,252	5,075,795	5,043,131	32,664	—
Expiring 11/25/19	Citibank, N.A.	COP	3,087,636	912,260	884,918	27,342	—
A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 11/25/19	Citibank, N.A.	COP	231,648	$ 68,442	$ 66,391	$ 2,051	$ —
Danish Krone,
Expiring 10/01/19	BNP Paribas S.A.	DKK	20,800	3,172,069	3,036,762	135,307	—
Expiring 10/01/19	BNP Paribas S.A.	DKK	15,045	2,305,496	2,196,542	108,954	—
Expiring 10/01/19	BNP Paribas S.A.	DKK	13,793	2,117,742	2,013,807	103,935	—
Expiring 10/01/19	BNP Paribas S.A.	DKK	7,940	1,220,789	1,159,226	61,563	—
Expiring 10/01/19	Citibank, N.A.	DKK	268,959	41,221,727	39,267,578	1,954,149	—
Expiring 10/01/19	Citibank, N.A.	DKK	12,420	1,905,948	1,813,297	92,651	—
Expiring 10/01/19	Citibank, N.A.	DKK	12,419	1,903,325	1,813,096	90,229	—
Expiring 10/01/19	Goldman Sachs International	DKK	34,400	5,280,841	5,022,337	258,504	—
Expiring 01/02/20	Goldman Sachs International	DKK	116,220	17,137,745	17,102,182	35,563	—
Expiring 01/02/20	UBS AG	DKK	253,116	37,390,060	37,246,873	143,187	—
Euro,
Expiring 10/02/19	Bank of America, N.A.	EUR	478	530,370	521,023	9,347	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	166,730	185,154,564	181,754,556	3,400,008	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	15,321	17,014,093	16,701,662	312,431	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	12,852	14,287,697	14,010,166	277,531	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	3,187	3,507,246	3,474,198	33,048	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	2,567	2,835,530	2,798,327	37,203	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	2,145	2,357,113	2,338,298	18,815	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	1,654	1,829,368	1,803,051	26,317	—
Expiring 10/02/19	Citibank, N.A.	EUR	37,333	41,625,754	40,697,817	927,937	—
Expiring 10/02/19	Citibank, N.A.	EUR	4,359	4,765,531	4,751,814	13,717	—
Expiring 10/02/19	Citibank, N.A.	EUR	3,225	3,540,991	3,515,623	25,368	—
Expiring 10/02/19	Citibank, N.A.	EUR	872	957,494	950,581	6,913	—
Expiring 10/02/19	Citibank, N.A.	EUR	760	836,737	828,488	8,249	—
Expiring 10/02/19	Citibank, N.A.	EUR	388	429,520	422,756	6,764	—
Expiring 10/02/19	Goldman Sachs International	EUR	3,272	3,577,249	3,566,858	10,391	—
Expiring 10/02/19	Natwest Markets PLC	EUR	2,889	3,196,933	3,149,344	47,589	—
Expiring 10/03/19	Citibank, N.A.	EUR	3,980	4,405,118	4,339,082	66,036	—
Expiring 10/03/19	Citibank, N.A.	EUR	990	1,089,431	1,079,297	10,134	—
Expiring 10/03/19	Standard Chartered Bank	EUR	2,885	3,179,539	3,145,222	34,317	—
Expiring 10/03/19	UBS AG	EUR	1,979	2,175,131	2,157,503	17,628	—
Expiring 11/04/19	Barclays Bank PLC	EUR	7,242	7,937,724	7,915,116	22,608	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	EUR	136,534	149,432,622	149,223,886	208,736	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	EUR	38,959	42,943,063	42,580,359	362,704	—
Expiring 03/16/20	Citibank, N.A.	EUR	1,275	1,481,941	1,407,376	74,565	—
Expiring 03/16/20	Goldman Sachs International	EUR	395	460,626	435,628	24,998	—
Expiring 03/16/20	Morgan Stanley & Co. International PLC	EUR	619	715,120	683,074	32,046	—
Hong Kong Dollar,
Expiring 12/16/19	Citibank, N.A.	HKD	19,460	2,486,805	2,484,769	2,036	—
Expiring 12/16/19	HSBC Bank USA, N.A.	HKD	27,882	3,566,664	3,560,146	6,518	—
Expiring 12/16/19	HSBC Bank USA, N.A.	HKD	12,722	1,626,344	1,624,421	1,923	—
Expiring 12/16/19	Morgan Stanley & Co. International PLC	HKD	12,201	1,559,330	1,557,843	1,487	—
Expiring 09/03/20	BNP Paribas S.A.	HKD	5,233	666,000	668,189	—	(2,189)
Expiring 09/03/20	Standard Chartered Bank	HKD	52,915	6,733,000	6,756,424	—	(23,424)
Indian Rupee,
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	INR	71,228	995,196	1,003,228	—	(8,032)
Expiring 10/18/19	BNP Paribas S.A.	INR	280,294	3,983,714	3,947,414	36,300	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	149,289	2,031,000	2,102,449	—	(71,449)
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	80,258	1,092,000	1,130,277	—	(38,277)
Expiring 12/18/19	Goldman Sachs International	INR	96,612	1,326,000	1,351,851	—	(25,851)
Expiring 12/18/19	Standard Chartered Bank	INR	39,121	538,000	547,397	—	(9,397)
A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/18/19	UBS AG	INR	58,216	$ 800,000	$ 814,589	$ —	$ (14,589)
Expiring 04/27/20	Goldman Sachs International	INR	659,393	9,088,803	9,081,216	7,587	—
Expiring 05/04/20	JPMorgan Securities LLC	INR	325,743	4,520,441	4,482,292	38,149	—
Expiring 05/04/20	Standard Chartered Bank	INR	326,303	4,542,526	4,490,002	52,524	—
Indonesian Rupiah,
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	16,865,149	1,187,938	1,178,143	9,795	—
Israeli Shekel,
Expiring 12/16/19	JPMorgan Chase Bank, N.A.	ILS	1,954	557,550	564,442	—	(6,892)
Japanese Yen,
Expiring 10/02/19	BNP Paribas S.A.	JPY	60,055	565,117	555,494	9,623	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	JPY	345,100	3,230,279	3,192,090	38,189	—
Expiring 10/02/19	UBS AG	JPY	2,987,245	27,756,077	27,631,277	124,800	—
Expiring 10/02/19	UBS AG	JPY	392,000	3,642,280	3,625,903	16,377	—
Expiring 10/02/19	UBS AG	JPY	29,500	279,621	272,868	6,753	—
Expiring 10/03/19	Citibank, N.A.	JPY	351,951	3,321,880	3,255,671	66,209	—
Expiring 10/03/19	Citibank, N.A.	JPY	346,695	3,215,354	3,207,051	8,303	—
Expiring 10/03/19	Goldman Sachs International	JPY	1,112	10,360	10,286	74	—
Malaysian Ringgit,
Expiring 11/04/19	Goldman Sachs International	MYR	8,800	2,135,145	2,100,748	34,397	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	MYR	5,800	1,408,964	1,384,584	24,380	—
Expiring 11/04/19	UBS AG	MYR	8,700	2,112,419	2,076,876	35,543	—
Expiring 11/04/19	UBS AG	MYR	5,800	1,408,280	1,384,584	23,696	—
Mexican Peso,
Expiring 10/09/19	Citibank, N.A.	MXN	2,579	133,995	130,486	3,509	—
Expiring 10/09/19	HSBC Bank USA, N.A.	MXN	49,630	2,552,527	2,511,047	41,480	—
Expiring 11/19/19	JPMorgan Securities LLC	MXN	102,118	5,038,175	5,131,824	—	(93,649)
Expiring 01/22/20	JPMorgan Securities LLC	MXN	12,355	614,784	615,135	—	(351)
New Taiwanese Dollar,
Expiring 10/16/19	Deutsche Bank AG	TWD	174,773	5,662,126	5,638,760	23,366	—
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	79,961	2,554,836	2,585,028	—	(30,192)
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	51,667	1,650,549	1,670,321	—	(19,772)
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	36,337	1,160,817	1,174,723	—	(13,906)
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	13,584	433,744	439,150	—	(5,406)
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	9,710	310,046	313,910	—	(3,864)
Expiring 11/21/19	JPMorgan Securities LLC	TWD	21,037	670,395	680,095	—	(9,700)
Expiring 11/21/19	JPMorgan Securities LLC	TWD	18,595	594,374	601,148	—	(6,774)
Expiring 11/21/19	JPMorgan Securities LLC	TWD	14,794	471,447	478,268	—	(6,821)
Expiring 11/21/19	Standard Chartered Bank	TWD	26,181	836,534	846,393	—	(9,859)
Expiring 12/18/19	BNP Paribas S.A.	TWD	336,576	10,820,640	10,898,105	—	(77,465)
Expiring 12/18/19	HSBC Bank USA, N.A.	TWD	117,779	3,853,026	3,813,614	39,412	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TWD	55,175	1,794,304	1,786,524	7,780	—
New Zealand Dollar,
Expiring 10/02/19	Citibank, N.A.	NZD	8,644	5,486,032	5,413,120	72,912	—
Expiring 10/02/19	Citibank, N.A.	NZD	8,380	5,318,481	5,247,795	70,686	—
Expiring 10/03/19	Goldman Sachs International	NZD	10,148	6,441,889	6,355,112	86,777	—
Expiring 10/03/19	HSBC Bank USA, N.A.	NZD	3,629	2,335,811	2,272,635	63,176	—
Expiring 11/04/19	Citibank, N.A.	NZD	8,380	5,277,670	5,251,891	25,779	—
Norwegian Krone,
Expiring 10/03/19	Citibank, N.A.	NOK	9,632	1,063,050	1,058,798	4,252	—
Expiring 10/03/19	Standard Chartered Bank	NOK	29,396	3,296,413	3,231,356	65,057	—
Peruvian Nuevo Sol,
Expiring 10/09/19	BNP Paribas S.A.	PEN	12,037	3,575,534	3,569,945	5,589	—
Expiring 10/09/19	BNP Paribas S.A.	PEN	2,362	701,508	700,411	1,097	—
A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 11/18/19	Citibank, N.A.	PEN	2,893	$ 870,000	$ 856,725	$ 13,275	$ —
Expiring 11/18/19	Citibank, N.A.	PEN	393	118,000	116,269	1,731	—
Expiring 11/18/19	Citigroup Global Markets, Inc.	PEN	8,449	2,478,819	2,501,845	—	(23,026)
Expiring 11/25/19	BNP Paribas S.A.	PEN	6,375	1,930,222	1,887,029	43,193	—
Expiring 11/25/19	BNP Paribas S.A.	PEN	5,564	1,684,696	1,646,997	37,699	—
Expiring 11/29/19	Citigroup Global Markets, Inc.	PEN	9,380	2,750,481	2,776,082	—	(25,601)
Expiring 01/10/20	Citibank, N.A.	PEN	12,037	3,580,001	3,556,384	23,617	—
Expiring 01/10/20	Citibank, N.A.	PEN	2,362	702,385	697,751	4,634	—
Romanian Leu,
Expiring 10/22/19	Goldman Sachs International	RON	1,915	455,963	439,774	16,189	—
Expiring 10/22/19	JPMorgan Securities LLC	RON	21,700	5,073,753	4,983,781	89,972	—
Expiring 03/16/20	BNP Paribas S.A.	RON	2,690	612,452	615,816	—	(3,364)
Expiring 03/16/20	Citibank, N.A.	RON	2,710	616,946	620,241	—	(3,295)
Expiring 03/16/20	Morgan Stanley & Co. International PLC	RON	2,714	617,515	621,238	—	(3,723)
Expiring 03/16/20	Natwest Markets PLC	RON	3,087	706,347	706,648	—	(301)
Singapore Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	15,237	10,981,205	11,034,051	—	(52,846)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	2,479	1,786,678	1,795,276	—	(8,598)
South African Rand,
Expiring 10/08/19	BNP Paribas S.A.	ZAR	40,393	2,633,191	2,664,248	—	(31,057)
Expiring 10/08/19	BNP Paribas S.A.	ZAR	38,891	2,750,100	2,565,179	184,921	—
Expiring 10/08/19	Goldman Sachs International	ZAR	40,235	2,685,871	2,653,827	32,044	—
Expiring 10/08/19	UBS AG	ZAR	36,068	2,563,946	2,378,979	184,967	—
Expiring 01/22/20	HSBC Bank USA, N.A.	ZAR	75,600	5,302,803	4,918,585	384,218	—
Expiring 02/26/20	Standard Chartered Bank	ZAR	8,875	569,562	574,775	—	(5,213)
Expiring 03/04/20	Citibank, N.A.	ZAR	61,957	3,978,641	4,009,028	—	(30,387)
South Korean Won,
Expiring 10/17/19	BNP Paribas S.A.	KRW	6,315,934	5,306,000	5,282,744	23,256	—
Expiring 10/17/19	Goldman Sachs International	KRW	3,576	3,000	2,991	9	—
Expiring 10/17/19	Standard Chartered Bank	KRW	20,261	17,000	16,947	53	—
Expiring 12/18/19	Citibank, N.A.	KRW	6,339,771	5,323,378	5,312,547	10,831	—
Expiring 12/18/19	Citibank, N.A.	KRW	471,979	398,884	395,505	3,379	—
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	4,224,785	3,494,880	3,540,250	—	(45,370)
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	456,039	377,250	382,147	—	(4,897)
Swedish Krona,
Expiring 10/02/19	HSBC Bank USA, N.A.	SEK	2,655	273,444	269,741	3,703	—
Expiring 10/02/19	Standard Chartered Bank	SEK	37,392	3,870,768	3,798,930	71,838	—
Expiring 10/03/19	BNP Paribas S.A.	SEK	20,844	2,120,086	2,117,838	2,248	—
Expiring 10/03/19	Citibank, N.A.	SEK	43,041	4,463,779	4,373,147	90,632	—
Expiring 11/04/19	BNP Paribas S.A.	SEK	40,047	4,115,872	4,077,865	38,007	—
Swiss Franc,
Expiring 10/02/19	Citibank, N.A.	CHF	326	329,725	326,691	3,034	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	CHF	4,903	5,008,829	4,913,395	95,434	—
Expiring 10/03/19	Citibank, N.A.	CHF	1,095	1,111,046	1,097,413	13,633	—
Expiring 10/03/19	Citibank, N.A.	CHF	17	17,198	17,037	161	—
Expiring 10/03/19	UBS AG	CHF	3,236	3,273,730	3,243,130	30,600	—
Expiring 11/04/19	UBS AG	CHF	5,229	5,276,483	5,255,618	20,865	—
A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 12/18/19	BNP Paribas S.A.	THB	3,739	$ 122,056	$ 122,452	$ —	$ (396)
				$1,195,758,410	$1,184,634,758	12,921,181	(1,797,529)
						$13,797,607	$(8,560,595)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federal Republic of Brazil (D01)	12/20/23	1.000%(Q)	7,500	1.092%	$ (25,435)	$ (7,292)	$ (18,143)	Barclays Bank PLC
Government of Malaysia (D01)	12/20/23	1.000%(Q)	1,500	0.494%	31,527	(1,458)	32,985	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	5,000	0.444%	115,390	(4,861)	120,251	Barclays Bank PLC
Republic of Argentina (D01)	12/20/23	1.000%(Q)	1,500	*	(1,056,459)	(1,458)	(1,055,001)	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	1,500	0.264%	45,859	(1,458)	47,317	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	2,000	0.710%	24,258	(1,944)	26,202	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	2,000	0.877%	10,626	(1,944)	12,570	Barclays Bank PLC
Republic of Lebanon (D01)	12/20/23	1.000%(Q)	1,500	13.071%	(523,523)	(1,458)	(522,065)	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	1,500	0.410%	36,742	(1,458)	38,200	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	1,500	0.395%	37,719	(1,458)	39,177	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	1,500	0.464%	33,385	(1,458)	34,843	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	4,500	1.643%	(113,932)	(4,375)	(109,557)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	7,500	3.263%	(648,840)	(7,292)	(641,548)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	4,500	0.689%	58,491	(4,375)	62,866	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	6,500	0.923%	22,330	(6,319)	28,649	Barclays Bank PLC
Federal Republic of Brazil (D02)	06/20/24	1.000%(Q)	6,500	1.246%	(69,489)	(12,278)	(57,211)	Morgan Stanley & Co. International PLC
Government of Malaysia (D02)	06/20/24	1.000%(Q)	2,000	0.584%	38,477	(3,778)	42,255	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	06/20/24	1.000%(Q)	1,500	0.692%	21,451	(2,833)	24,284	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	06/20/24	1.000%(Q)	4,500	0.534%	97,026	(8,500)	105,526	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	06/20/24	1.000%(Q)	3,000	*	(2,122,585)	(5,667)	(2,116,918)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	06/20/24	1.000%(Q)	1,500	0.322%	46,999	(2,833)	49,832	Morgan Stanley & Co. International PLC
A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Colombia (D02)	06/20/24	1.000%(Q)	2,000	0.836%	$ 15,499	$ (3,778)	$ 19,277	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	06/20/24	1.000%(Q)	3,500	1.019%	(1,896)	(6,611)	4,715	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	06/20/24	1.000%(Q)	1,500	0.478%	36,208	(2,833)	39,041	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	06/20/24	1.000%(Q)	1,500	0.544%	31,611	(2,833)	34,444	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	06/20/24	1.000%(Q)	4,000	1.797%	(139,425)	(7,556)	(131,869)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	06/20/24	1.000%(Q)	6,500	3.408%	(658,996)	(12,278)	(646,718)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	06/20/24	1.000%(Q)	4,000	0.785%	40,092	(7,556)	47,648	Morgan Stanley & Co. International PLC
State of Qatar (D02)	06/20/24	1.000%(Q)	1,500	0.480%	36,039	(2,833)	38,872	Morgan Stanley & Co. International PLC
United Mexican States (D02)	06/20/24	1.000%(Q)	6,500	1.055%	(14,202)	(12,278)	(1,924)	Morgan Stanley & Co. International PLC
					$(4,595,053)	$(143,053)	$(4,452,000)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.30.V1 (D01)	12/20/23	1.000%(Q)	50,000	$1,925,748	$(11,389)	$1,937,137	Barclays Bank PLC
CDX.EM.31.V1 (D02)	06/20/24	1.000%(Q)	50,000	2,329,070	5,833	2,323,237	Morgan Stanley & Co. International PLC
				$4,254,818	$ (5,556)	$4,260,374
*	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 – D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	500	0.157%	$ 8,231	$ 5,880	$ (2,351)
Daimler AG	12/20/20	1.000%(Q)	EUR	240	0.157%	3,956	2,822	(1,134)
Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	700	0.459%	1,798	1,161	(637)
Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	100	0.459%	257	166	(91)
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.430%	6,026	47,508	41,482
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		600	1.096%	103,870	62,957	(40,913)
General Electric Co.	12/20/20	1.000%(Q)		100	0.393%	(1,789)	770	2,559
General Electric Co.	12/20/23	1.000%(Q)		1,800	0.986%	(81,239)	1,544	82,783
General Electric Co.	12/20/23	1.000%(Q)		300	0.986%	(16,848)	257	17,105
Marks & Spencer PLC	06/20/23	1.000%(Q)	EUR	1,300	1.503%	(38,950)	(25,855)	13,095
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	1.292%	(56,080)	(30,031)	26,049
A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
					$ (70,768)	$ 67,179	$137,947

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$(104,823)	$(153,894)	$ 49,071	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(92,634)	(133,217)	40,583	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(92,634)	(132,796)	40,162	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	700	(17,064)	(24,197)	7,133	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	(53,532)	(44,541)	(8,991)	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	4,900	(124,309)	(94,604)	(29,705)	Goldman Sachs International
Republic of Argentina	06/20/21	5.000%(Q)	805	460,249	346,709	113,540	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)	340	194,391	149,836	44,555	Barclays Bank PLC
Republic of Argentina	06/20/22	5.000%(Q)	400	264,412	231,000	33,412	Citibank, N.A.
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(192,183)	(164,692)	(27,491)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(48,046)	(42,406)	(5,640)	HSBC Bank USA, N.A.
United Mexican States	06/20/23	1.000%(Q)	575	(3,571)	3,609	(7,180)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(3,509)	8,971	(12,480)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(1,180)	3,355	(4,535)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(1,180)	3,101	(4,281)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(1,180)	1,122	(2,302)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	(621)	627	(1,248)	Citibank, N.A.
United Mexican States	12/20/23	(1.000)%(Q)	2,850	(9,791)	26,582	(36,373)	Barclays Bank PLC
United Mexican States	12/20/23	(1.000)%(Q)	1,650	(5,668)	15,004	(20,672)	HSBC Bank USA, N.A.
United Mexican States	12/20/23	(1.000)%(Q)	400	(1,374)	3,982	(5,356)	BNP Paribas S.A.
				$ 165,753	$ 3,551	$162,202

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federative Republic of Brazil	12/20/19	1.000%(Q)	10,560	0.391%	$ 17,612	$ 22,033	$ (4,421)	HSBC Bank USA, N.A.
Federative Republic of Brazil	03/20/20	1.000%(Q)	3,900	0.442%	11,496	10,357	1,139	HSBC Bank USA, N.A.
Federative Republic of Brazil	12/20/22	1.000%(Q)	3,100	0.871%	13,410	(62,308)	75,718	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	1.092%	(678)	(6,900)	6,222	HSBC Bank USA, N.A.
Federative Republic of Brazil	06/20/24	1.000%(Q)	1,500	1.246%	(16,036)	(43,885)	27,849	HSBC Bank USA, N.A.
Federative Republic of Brazil	12/20/24	1.000%(Q)	400	1.369%	(7,123)	(6,225)	(898)	Goldman Sachs International
Federative Republic of Brazil	12/20/24	1.000%(Q)	100	1.369%	(1,781)	(1,727)	(54)	Citibank, N.A.
Hellenic Republic of Greece	06/20/23	1.000%(Q)	435	1.647%	(9,849)	(42,575)	32,726	Citibank, N.A.
A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic of Greece	06/20/24	1.000%(Q)	500	1.971%	$ (21,200)	$ (108,194)	$ 86,994	Barclays Bank PLC
Hellenic Republic of Greece	12/20/24	1.000%(Q)	1,000	2.109%	(52,961)	(230,139)	177,178	Citibank, N.A.
Hellenic Republic of Greece	12/20/25	1.000%(Q)	1,220	2.341%	(90,754)	(220,976)	130,222	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	350	0.692%	5,005	1,638	3,367	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	0.294%	46,717	27,267	19,450	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	2.433%	(23,904)	(26,563)	2,659	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.433%	(23,406)	(31,242)	7,836	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.433%	(7,968)	(10,899)	2,931	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.433%	(7,968)	(10,702)	2,734	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.433%	(7,968)	(8,896)	928	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	2.433%	(3,984)	(4,425)	441	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	805	*	(482,045)	(386,959)	(95,086)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	400	*	(270,291)	(236,000)	(34,291)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	340	*	(203,596)	(166,836)	(36,760)	Barclays Bank PLC
Republic of Colombia	12/20/22	1.000%(Q)	4,700	0.527%	71,443	18,324	53,119	Morgan Stanley Capital Services LLC
Republic of Colombia	12/20/23	1.000%(Q)	4,500	0.710%	54,581	(67,397)	121,978	Goldman Sachs International
Republic of Colombia	06/20/24	1.000%(Q)	900	0.836%	6,974	(9,160)	16,134	Citibank, N.A.
Republic of Colombia	12/20/24	1.000%(Q)	2,600	0.937%	8,992	10,196	(1,204)	Citibank, N.A.
Republic of Indonesia	12/20/23	1.000%(Q)	5,000	0.701%	62,208	(73,797)	136,005	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	31,000	0.444%	303,652	(566,159)	869,811	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	10,100	0.567%	77,728	(168,497)	246,225	Bank of America, N.A.
Republic of Italy	06/20/21	1.000%(Q)	8,800	0.444%	86,198	(196,071)	282,269	Goldman Sachs International
Republic of Italy	06/20/21	1.000%(Q)	3,500	0.567%	26,936	(62,657)	89,593	JPMorgan Chase Bank, N.A.
Republic of Korea	12/20/19	1.000%(Q)	1,280	0.118%	2,917	3,142	(225)	Citibank, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	200	1.525%	(3,667)	(12,038)	8,371	JPMorgan Chase Bank, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	100	1.525%	(1,833)	(5,082)	3,249	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	10,000	0.530%	151,015	(218,907)	369,922	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q)	500	1.495%	(10,592)	(6,470)	(4,122)	Citibank, N.A.
United Mexican States	12/20/19	1.000%(Q)	2,235	0.294%	4,213	4,804	(591)	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	500	0.722%	4,510	630	3,880	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	0.836%	621	(1,011)	1,632	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	9,300	0.923%	31,950	(145,687)	177,637	HSBC Bank USA, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,900	1.055%	(6,336)	(47,995)	41,659	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,400	1.055%	(5,244)	(32,080)	26,836	HSBC Bank USA, N.A.
United Mexican States	06/20/24	1.000%(Q)	600	1.055%	(1,311)	(9,703)	8,392	BNP Paribas S.A.
United Mexican States	12/20/24	1.000%(Q)	14,300	1.162%	(109,825)	(83,064)	(26,761)	Morgan Stanley Capital Services LLC
United Mexican States	12/20/24	1.000%(Q)	2,600	1.162%	(19,968)	(21,641)	1,673	Goldman Sachs International
					$(402,110)	$(3,234,476)	$2,832,366

A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.31	12/20/23	5.000%(Q)		960	$ (53,568)	$ (75,633)	$(22,065)
CDX.NA.HY.32	06/20/24	5.000%(Q)		13,860	(1,006,073)	(998,584)	7,489
CDX.NA.HY.33	12/20/24	5.000%(Q)		200	(13,452)	(13,633)	(181)
CDX.NA.IG.32	06/20/29	1.000%(Q)		102,700	360,221	278,641	(81,580)
CDX.NA.IG.33	12/20/29	1.000%(Q)		3,400	19,196	22,195	2,999
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)		6,855	28,173	44,750	16,577
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	50,700	(389,661)	(327,694)	61,967
					$(1,055,164)	$(1,069,958)	$(14,794)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.30	12/20/23	1.000%(Q)		43,400	1.993%	$(2,033,830)	$(1,671,549)	$ 362,281
CDX.EM.31	06/20/24	1.000%(Q)		132,800	2.086%	(5,755,110)	(6,186,011)	(430,901)
CDX.EM.32	12/20/24	1.000%(Q)		11,400	2.114%	(562,020)	(596,218)	(34,198)
CDX.NA.IG.32	06/20/24	1.000%(Q)		66,600	0.533%	1,498,696	1,424,969	(73,727)
CDX.NA.IG.33	12/20/24	1.000%(Q)		13,500	0.602%	273,151	269,705	(3,446)
iTraxx Europe Crossover Series 31.V2	12/20/24	5.000%(Q)	EUR	1,900	2.325%	281,328	271,567	(9,761)
						$(6,297,785)	$(6,487,537)	$(189,752)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	5,000	$(45,683)	$57,438	$(103,121)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$42,509	$(172,053)	$214,562	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	12,882	(51,756)	64,638	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	7,729	(41,882)	49,611	Merrill Lynch International
					$63,120	$(265,691)	$328,811
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$ 9,947	$—	$ 9,947
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	10,417	—	10,417
EUR	3,200	3 Month EURIBOR minus 22.38 bps(Q)	3,592	3 Month LIBOR(Q)	Morgan Stanley & Co. International PLC	10/16/29	(1,949)	—	(1,949)
EUR	6,100	3 Month EURIBOR minus 23.63 bps(Q)	6,710	3 Month LIBOR(Q)	Citibank, N.A.	10/23/29	(12,477)	—	(12,477)
EUR	3,100	3 Month EURIBOR minus 24.50 bps(Q)	3,431	3 Month LIBOR(Q)	Goldman Sachs Bank USA	11/15/29	(9,206)	—	(9,206)
							$ (3,268)	$—	$ (3,268)

Inflation swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	330	04/15/20	1.000%(T)	France CPI ex Tobacco Household(1)(T)	$ —	$ (656)	$ (656)
EUR	130	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	92	(1,261)	(1,353)
EUR	1,300	06/15/21	1.345%(T)	France CPI ex Tobacco Household(1)(T)	—	(20,543)	(20,543)
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(1,175)	(47,303)	(46,128)
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(58)	29,070	29,128
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	108	129,684	129,576
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(534)	(58,813)	(58,279)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	324	8,473	8,149
EUR	415	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,019	131,901	130,882
EUR	360	11/15/48	1.945%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	116,531	116,531
EUR	530	11/15/48	1.950%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,804)	173,036	174,840
GBP	1,300	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	(5,276)	(5,276)
GBP	600	04/15/30	3.190%(T)	U.K. Retail Price Index(2)(T)	(34,052)	(39,063)	(5,011)
GBP	3,900	05/15/30	3.350%(T)	U.K. Retail Price Index(2)(T)	(43,957)	(94,515)	(50,558)
GBP	3,200	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	67,530	(47,331)	(114,861)
GBP	2,840	08/15/30	3.325%(T)	U.K. Retail Price Index(2)(T)	26,678	(118,123)	(144,801)
GBP	1,000	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(103,355)	(138,071)	(34,716)
GBP	3,520	09/15/32	3.470%(T)	U.K. Retail Price Index(2)(T)	(7,170)	(92,432)	(85,262)
A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Inflation swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
GBP	360	09/15/33	3.500%(T)	U.K. Retail Price Index(2)(T)	$ 281	$ (6,710)	$ (6,991)
GBP	470	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	—	5,287	5,287
GBP	700	04/15/35	3.357%(T)	U.K. Retail Price Index(2)(T)	(15,733)	(10,081)	5,652
GBP	760	06/15/39	3.590%(T)	U.K. Retail Price Index(2)(T)	—	34,912	34,912
GBP	670	06/15/39	3.580%(T)	U.K. Retail Price Index(2)(T)	(677)	27,841	28,518
GBP	2,500	06/15/39	3.600%(T)	U.K. Retail Price Index(2)(T)	(679)	125,818	126,497
	900	03/20/20	1.958%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(1,229)	(1,229)
	2,500	08/06/20	1.425%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(947)	(947)
	2,900	11/23/20	2.027%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(10,919)	(10,919)
	2,800	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(10,235)	(10,235)
	6,000	03/14/21	1.875%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(21,068)	(21,068)
	2,900	03/18/21	1.927%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(12,965)	(12,965)
	9,500	05/13/21	1.816%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(33,888)	(33,888)
	2,000	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	67,692	34,728	(32,964)
	6,390	09/09/21	1.445%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	5,811	5,811
	1,540	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	46,384	19,573	(26,811)
	8,900	09/20/21	1.592%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(828)	(21,217)	(20,389)
	11,000	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(978,621)	(1,238,282)	(259,661)
	1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(17,853)	(17,853)
	7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(190,733)	(190,733)
	4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(797)	(136,150)	(135,353)
	1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(37,797)	(37,797)
	1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(62,988)	(62,988)
	2,500	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	77,378	77,378
	1,230	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	48,969	48,969
	1,200	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	43,552	43,552
	2,800	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	104,808	104,808
	3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	7,941	230,562	222,621
	1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	118,225	118,225
	1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	77,417	77,417
	1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	121,635	121,635
	500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(95)	34,177	34,272
	2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,209	75,491	73,282
					$(969,277)	$ (701,570)	$ 267,707

Inflation swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
2,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(247,738)	$39,860	$(287,598)	Deutsche Bank AG
13,500	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	177,478	—	177,478	Bank of America, N.A.
				$ (70,260)	$39,860	$(110,120)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	55,500	07/01/21	7.345%(T)	1 Day BROIS(1)(T)	$ (2,774)	$ (480,495)	$ (477,721)
A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	5,634	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	$ —	$ 12,259	$ 12,259
BRL	6,331	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	16,468	16,468
BRL	16,739	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	42,553	42,553
CAD	13,500	06/19/29	2.500%(S)	3 Month CDOR(2)(S)	456,454	708,380	251,926
CAD	4,700	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	99,100	48,771	(50,329)
CAD	13,800	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(197,703)	2,127,532	2,325,235
CNH	14,220	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(55)	1,190	1,245
CNH	41,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(121)	3,231	3,352
CNH	15,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(14)	4,004	4,018
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	43,971	43,971
EUR	6,490	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(21,867)	(18,759)	3,108
EUR	1,270	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(1,081)	(6,671)	(5,590)
EUR	15,100	12/18/21	0.000%(A)	6 Month EURIBOR(1)(S)	(126,294)	(153,869)	(27,575)
EUR	3,905	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(2,481)	(41,682)	(39,201)
EUR	4,795	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(26,952)	(102,447)	(75,495)
EUR	910	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(10,043)	(31,574)	(21,531)
EUR	55,700	12/18/24	0.000%(A)	6 Month EURIBOR(2)(S)	335,107	1,232,965	897,858
EUR	3,300	03/18/25	(0.500)%(A)	6 Month EURIBOR(2)(S)	(31,291)	(20,605)	10,686
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(1,117)	(8,218)	(7,101)
EUR	3,665	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(60,447)	(217,431)	(156,984)
EUR	370	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	7,289	39,721	32,432
EUR	40,300	06/19/29	1.310%(A)	6 Month EURIBOR(2)(S)	1,312,039	2,833,923	1,521,884
EUR	1,200	12/18/29	0.500%(A)	6 Month EURIBOR(1)(S)	(105,908)	(85,299)	20,609
EUR	30,900	03/18/30	(0.150)%(A)	6 Month EURIBOR(1)(S)	566,478	121,655	(444,823)
EUR	370	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(6,895)	(52,716)	(45,821)
EUR	580	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(16,552)	(114,279)	(97,727)
EUR	1,715	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(155,077)	(415,844)	(260,767)
EUR	985	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(24,866)	(264,545)	(239,679)
EUR	1,500	03/16/46	1.500%(A)	6 Month EURIBOR(1)(S)	61,244	(570,216)	(631,460)
EUR	7,100	12/18/49	1.000%(A)	6 Month EURIBOR(2)(S)	635,272	1,803,751	1,168,479
EUR	13,500	03/18/50	0.250%(A)	6 Month EURIBOR(2)(S)	(602,099)	80,075	682,174
GBP	15,700	12/18/20	1.500%(A)	3 Month GBP LIBOR(2)(Q)	44,569	170,430	125,861
GBP	27,500	03/18/22	0.750%(S)	6 Month GBP LIBOR(2)(S)	(32,039)	106,583	138,622
GBP	35,700	12/18/24	1.000%(S)	6 Month GBP LIBOR(2)(S)	144,611	890,075	745,464
GBP	1,600	12/18/29	1.000%(S)	6 Month GBP LIBOR(1)(S)	(51,019)	(69,188)	(18,169)
GBP	3,900	03/18/50	0.750%(S)	6 Month GBP LIBOR(2)(S)	(85,372)	63,342	148,714
JPY	4,376,090	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(60,559)	(60,559)
JPY	1,831,160	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(24,974)	(24,974)
JPY	2,830,000	06/19/21	0.000%(S)	6 Month JPY LIBOR(2)(S)	16,012	61,789	45,777
JPY	490,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(8,138)	(33,353)	(25,215)
JPY	950,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(2)(S)	156,187	198,622	42,435
JPY	2,293,310	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	(40,979)	738,868	779,847
JPY	3,330,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	(268,353)	1,317,490	1,585,843
MXN	101,500	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(403,055)	(109,132)	293,923
NZD	11,130	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	10,303	46,978	36,675
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	10,087	(361,792)	(371,879)
PLN	4,900	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	96,594	96,594
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	52,639	64,641	12,002
	719,800	10/30/19	1.823%(A)	1 Day USOIS(2)(A)	—	(14,432)	(14,432)
	720,200	10/30/19	1.852%(A)	1 Day USOIS(2)(A)	—	3,227	3,227
	32,100	03/02/20	—(8)	—(8)	—	9,029	9,029
	36,855	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	133,015	133,015
	58,260	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(944)	238,612	239,556
	118,100	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	2,049,326	(336,704)	(2,386,030)
	10,700	12/19/20	2.750%(S)	3 Month LIBOR(1)(Q)	92,448	(201,284)	(293,732)
	20,457	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(7,110)	225,311	232,421
	29,565	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	80,014	80,014
A69

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
66,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	$ —	$ 12,584	$ 12,584
49,035	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	44,998	44,998
49,400	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(688,835)	(922,518)	(233,683)
219,400	03/18/22	—(9)	—(9)	(2,985)	40,159	43,144
67,500	04/26/22	—(3)	—(3)	—	15,779	15,779
4,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(111,890)	(111,890)
11,900	06/12/22	—(5)	—(5)	—	14,291	14,291
9,100	06/12/22	—(6)	—(6)	—	14,372	14,372
46,700	06/19/22	—(7)	—(7)	(3,503)	57,571	61,074
27,100	04/12/23	—(10)	—(10)	—	7,616	7,616
34,100	04/27/23	—(4)	—(4)	—	6,615	6,615
13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	45,058	45,058
7,650	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	18,313	(193,261)	(211,574)
17,357	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(18,884)	(465,678)	(446,794)
20,790	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(29,385)	(587,330)	(557,945)
14,510	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	31,144	31,144
3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(84,912)	(84,912)
8,700	06/19/24	3.000%(S)	3 Month LIBOR(1)(Q)	(471,863)	(657,828)	(185,965)
10,825	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(334,940)	(334,940)
77,470	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	326,551	(2,403,278)	(2,729,829)
27,715	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	93,140	(867,253)	(960,393)
11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	39,230	39,230
13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	65,681	65,681
17,700	09/27/24	—(12)	—(12)	—	(2,139)	(2,139)
27,025	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	84,797	(1,262,907)	(1,347,704)
2,700	12/18/24	1.500%(S)	3 Month LIBOR(1)(Q)	(25,982)	(2,651)	23,331
11,500	12/18/24	1.500%(S)	3 Month LIBOR(1)(Q)	31,082	(11,290)	(42,372)
10,600	12/18/24	2.500%(S)	3 Month LIBOR(1)(Q)	(574,272)	(520,407)	53,865
5,430	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,311	(347,059)	(351,370)
840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(66,718)	(66,718)
1,900	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(61)	(147,427)	(147,366)
2,200	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(174,611)	(174,611)
2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(184,443)	(184,443)
5,000	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(78)	(402,257)	(402,179)
38,906	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(27,036)	(3,482,390)	(3,455,354)
2,260	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(200,687)	(200,687)
9,980	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	7,874	(906,376)	(914,250)
26,838	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	845	(2,444,252)	(2,445,097)
3,435	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(150,850)	(150,850)
20,723	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(69,016)	(1,289,174)	(1,220,158)
2,691	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(146,682)	(146,682)
5,640	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	120	(361,661)	(361,781)
15,905	04/30/26	1.875%(S)	3 Month LIBOR(1)(Q)	(64,769)	(368,198)	(303,429)
8,910	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(281,388)	(179,226)	102,162
15,149	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	200,925	(545,667)	(746,592)
6,825	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,689	(285,509)	(293,198)
2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(118,022)	(118,022)
7,220	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(4,905)	(396,103)	(391,198)
4,780	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(298,754)	(298,754)
3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(126,309)	(126,309)
1,835	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(112,947)	(112,947)
5,500	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	303,358	(349,178)	(652,536)
930	07/18/28	2.765%(S)	3 Month LIBOR(1)(Q)	—	(94,658)	(94,658)
9,970	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(106,429)	(1,083,456)	(977,027)
6,396	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(23,046)	(692,985)	(669,939)
8,300	05/23/29	—(11)	—(11)	—	4,548	4,548
33,000	09/12/29	1.750%(S)	3 Month LIBOR(1)(Q)	77,268	(167,512)	(244,780)
A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	5,600	01/06/30	1.625%(S)	3 Month LIBOR(1)(Q)	$ (104,034)	$ (32,660)	$ 71,374
	12,800	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(60,438)	(522,398)	(461,960)
	2,750	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	70,634	70,634
	435	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(86,501)	(86,501)
	1,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	39,876	39,876
	2,640	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	6,167	(316,126)	(322,293)
	600	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	1,449	(132,839)	(134,288)
	1,232	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	6,870	(289,731)	(296,601)
	620	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	1,548	(148,994)	(150,542)
	1,045	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(207,485)	(207,485)
	970	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(211,918)	(211,918)
	300	06/20/48	2.500%(S)	3 Month LIBOR(2)(Q)	62,391	56,574	(5,817)
	150	11/19/48	2.951%(S)	3 Month LIBOR(1)(Q)	—	(44,928)	(44,928)
	200	12/12/48	2.953%(S)	3 Month LIBOR(1)(Q)	—	(60,013)	(60,013)
	2,400	12/11/49	2.250%(S)	3 Month LIBOR(1)(Q)	(9,660)	(308,885)	(299,225)
	300	02/03/50	1.625%(S)	3 Month LIBOR(1)(Q)	(11)	6,549	6,560
	2,300	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(5,946)	(296,798)	(290,852)
	1,000	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(2,904)	(129,043)	(126,139)
	1,650	08/21/50	1.678%(S)	3 Month LIBOR(2)(Q)	—	(14,784)	(14,784)
	1,350	08/25/51	1.653%(S)	3 Month LIBOR(2)(Q)	—	(22,799)	(22,799)
	1,650	08/31/51	1.635%(S)	3 Month LIBOR(2)(Q)	—	(33,637)	(33,637)
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	11,000	27,297	16,297
					$2,428,787	$(16,041,355)	$(18,470,142)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	14,800	04/01/24	2.930%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$ 5,712	$ —	$ 5,712	Goldman Sachs Bank USA
CNH	16,600	04/01/24	2.935%(Q)	7 Day China Fixing Repo Rate(2)(Q)	6,926	—	6,926	Citibank, N.A.
CNH	33,100	06/19/24	3.005%(Q)	7 Day China Fixing Repo Rates(2)(Q)	24,083	—	24,083	BNP Paribas S.A.
CNH	26,200	06/19/24	3.010%(Q)	7 Day China Fixing Repo Rates(2)(Q)	19,877	—	19,877	Goldman Sachs International
CNH	63,000	06/19/24	3.023%(Q)	7 Day China Fixing Repo Rates(2)(Q)	52,691	—	52,691	Citibank, N.A.
CNH	105,100	06/19/24	3.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	203,866	—	203,866	Morgan Stanley & Co. International PLC
CNH	110,000	07/05/24	2.788%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(46,961)	—	(46,961)	Standard Chartered Bank
CNH	127,100	07/25/24	2.845%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(33,860)	—	(33,860)	Citibank, N.A.
ILS	93,400	03/01/24	1.018%(A)	3 Month TELBOR(2)(Q)	960,577	(2,715)	963,292	JPMorgan Chase Bank, N.A.
KRW	13,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	553,211	(38,657)	591,868	Bank of America, N.A.
KRW	1,300,700	06/19/29	1.718%(Q)	3 Month KWCDC(2)(Q)	49,605	—	49,605	Goldman Sachs Bank USA
	435	03/05/49	2.402%(Q)	1 Week MUNIPSA(1)(Q)	(99,581)	—	(99,581)	JPMorgan Chase Bank, N.A.
					$1,696,146	$(41,372)	$1,737,518

A71

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.13 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(10)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.63 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(11)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(12)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/14/20	3,905	$ (163,181)	$ —	$ (163,181)
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	Goldman Sachs International	2/14/20	28,494	(1,190,627)	—	(1,190,627)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Merrill Lynch International	2/14/20	403	(17,956)	—	(17,956)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Citibank, N.A.	2/14/20	14,112	(383,898)	—	(383,898)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	BNP Paribas S.A.	2/14/20	32,851	(1,464,865)	37,288	(1,502,153)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	JPMorgan Chase Bank, N.A.	2/14/20	6,778	(302,260)	—	(302,260)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	Goldman Sachs International	2/14/20	18,745	(796,416)	—	(796,416)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/14/20	86,778	(3,870,293)	—	(3,870,293)
CBEO SKEW Index(M)	+25bps(M)	Goldman Sachs International	2/14/20	10,158	(1,139,872)	—	(1,139,872)
Citi Congestion Ex PM M F2 Index(M)	+17bps(M)	Citibank, N.A.	2/14/20	4,110	14,273	—	14,273
Citi Congestion Ex PM M F3 Index(M)	+17bps(M)	Citibank, N.A.	2/14/20	4,038	1,335	—	1,335
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +15bps(M)	Citibank, N.A.	2/14/20	40,216	(1,789,160)	—	(1,789,160)
Corn Futures, fixed price $398.75(T)(3)	–	Goldman Sachs International	11/22/19	15	(1,607)	—	(1,607)
Corn Futures, fixed price $402.25(T)(3)	–	Goldman Sachs International	11/22/19	35	(4,972)	—	(4,972)
Corn Futures, fixed price $402.25(T)(3)	–	Goldman Sachs International	11/22/19	35	(4,972)	—	(4,972)
A72

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Corn Futures, fixed price $403.25(T)(3)	–	Goldman Sachs International	11/22/19	40	$ (6,081)	$ —	$ (6,081)
Cotton No. 2, fixed price $63.20(T)(3)	–	JPMorgan Chase Bank, N.A.	11/08/19	(350)	8,275	—	8,275
Cotton No. 2, fixed price $73.58(T)(3)	–	Goldman Sachs International	11/08/19	(200)	25,441	—	25,441
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +40bps(M)	BNP Paribas S.A.	11/06/19	243	12,301	—	12,301
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +35bps(M)	JPMorgan Chase Bank, N.A.	5/06/20	3,363	167,009	—	167,009
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +25bps(M)	UBS Securities LLC	8/26/20	1,402	27,088	—	27,088
Euro-Bob - Crude Oil Spread, fixed price $5.25(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	12	4,882	—	4,882
Euro-Bob - Crude Oil Spread, fixed price $6.80(T)(3)	–	BNP Paribas S.A.	12/31/20	12	(1,467)	—	(1,467)
Euro-Bob Fuel Oil, fixed price $21.50(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	2	13,054	—	13,054
Euro-Bob Fuel Oil, fixed price $21.60(T)(3)	–	Goldman Sachs International	12/31/20	5	39,693	—	39,693
Euro-Bob Fuel Oil, fixed price $21.95(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	6	47,242	—	47,242
Euro-Bob Fuel Oil, fixed price $26.45(T)(3)	–	Goldman Sachs International	12/31/19	(1)	(3,730)	—	(3,730)
European Refined Margin, fixed price $10.00(T)(3)	–	BNP Paribas S.A.	12/31/20	24	(31,389)	(30,682)	(707)
European Refined Margin, fixed price $11.08(T)(3)	–	BNP Paribas S.A.	12/31/19	(1)	(530)	—	(530)
European Refined Margin, fixed price $11.15(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/19	(1)	(468)	—	(468)
European Refined Margin, fixed price $11.22(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/19	(1)	(405)	—	(405)
European Refined Margin, fixed price $5.35(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/19	1	193	—	193
A73

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
European Refined Margin, fixed price $5.60(T)(3)	–	Goldman Sachs International	12/31/19	2	$ (158)	$ —	$ (158)
European Refined Margin, fixed price $6.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/19	1	(584)	—	(584)
European Refined Margin, fixed price $6.06(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/19	1	(492)	—	(492)
European Refined Margin, fixed price $6.08(T)(3)	–	BNP Paribas S.A.	12/31/19	2	(1,359)	285	(1,644)
European Refined Margin, fixed price $6.25(T)(3)	–	BNP Paribas S.A.	12/31/19	—(r)	(10)	—	(10)
European Refined Margin, fixed price $6.75(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/19	1	(637)	(365)	(272)
European Refined Margin, fixed price $6.87(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/19	1	(390)	—	(390)
European Refined Margin, fixed price $6.97(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/19	1	(450)	—	(450)
European Refined Margin, fixed price $7.05(T)(3)	–	Goldman Sachs International	12/31/19	3	(2,241)	(385)	(1,856)
European Refined Margin, fixed price $7.15(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/19	1	(558)	—	(558)
European Refined Margin, fixed price $8.52(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	168	—	168
European Refined Margin, fixed price $8.55(T)(3)	–	Goldman Sachs International	12/31/20	13	1,455	1,785	(330)
European Refined Margin, fixed price $8.58(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	32	2,614	—	2,614
European Refined Margin, fixed price $8.75(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	2	(208)	—	(208)
European Refined Margin, fixed price $8.86(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(234)	—	(234)
A74

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
European Refined Margin, fixed price $8.92(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/19	1	$ (578)	$ —	$ (578)
European Refined Margin, fixed price $8.98(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	1	(436)	—	(436)
European Refined Margin, fixed price $9.90(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	1	(1,464)	—	(1,464)
European Refined Margin, fixed price $9.97(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(1,547)	—	(1,547)
Fuel oil - Crude oil Spread, fixed price $13.00(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/19	1	6,833	—	6,833
Fuel oil - Crude oil Spread, fixed price $13.50(T)(3)	–	BNP Paribas S.A.	12/31/19	2	22,349	(435)	22,784
Fuel oil - Crude oil Spread, fixed price $16.15(T)(3)	–	BNP Paribas S.A.	12/31/19	—(r)	(2,054)	—	(2,054)
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	2,737	(344)	(8,388)	8,044
J.P. Morgan DEWE Commodity Index(M)	+30bps(M)	JPMorgan Chase Bank, N.A.	2/14/20	18,299	(225,898)	—	(225,898)
J.P. Morgan FNJ 2 Index(M)	–	JPMorgan Chase Bank, N.A.	2/14/20	13,629	(119,545)	—	(119,545)
JPMorgan Custom Commodity Index(M)	+15bps(M)	JPMorgan Chase Bank, N.A.	2/14/20	7,145	3,359	—	3,359
JPMorgan Custom Commodity Index(M)	+17bps(M)	JPMorgan Chase Bank, N.A.	2/14/20	10,674	(449,055)	—	(449,055)
KC Hard Red Winter Wheat Weekly Options, fixed price $402.00(T)(3)	–	Goldman Sachs International	11/22/19	23	2,916	—	2,916
KC Hard Red Winter Wheat Weekly Options, fixed price $433.50(T)(3)	–	Goldman Sachs International	11/22/19	23	(4,149)	—	(4,149)
KC Hard Red Winter Wheat Weekly Options, fixed price $435.00(T)(3)	–	Citibank, N.A.	11/22/19	20	(3,987)	—	(3,987)
KC Hard Red Winter Wheat Weekly Options, fixed price $448.50(T)(3)	–	JPMorgan Chase Bank, N.A.	11/22/19	10	(3,339)	—	(3,339)
A75

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
KC Hard Red Winter Wheat Weekly Options, fixed price $450.00(T)(3)	–	JPMorgan Chase Bank, N.A.	11/22/19	10	$ (3,489)	$ —	$ (3,489)
KC Hard Red Winter Wheat Weekly Options, fixed price $453.25(T)(3)	–	JPMorgan Chase Bank, N.A.	11/22/19	10	(3,813)	—	(3,813)
KC Hard Red Winter Wheat Weekly Options, fixed price $456.75(T)(3)	–	JPMorgan Chase Bank, N.A.	11/22/19	15	(6,243)	—	(6,243)
KC Hard Red Winter Wheat Weekly Options, fixed price $491.50(T)(3)	–	Goldman Sachs International	11/22/19	20	(15,252)	—	(15,252)
LLSDUB, fixed price $0.20(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	2	1,778	60	1,718
London Gold Market Fixing Ltd. PM, pay strike 1.782%(T)(4)	–	Societe Generale (Paris)	6/08/20	262	(259)	—	(259)
London Gold Market Fixing Ltd. PM, pay strike 1.960%(T)(4)	–	Morgan Stanley Capital Services LLC	5/12/20	321	(1,326)	—	(1,326)
London Gold Market Fixing Ltd. PM, pay strike 3.063%(T)(4)	–	Morgan Stanley Capital Services LLC	10/08/19	571	(10,980)	—	(10,980)
London Gold Market Fixing Ltd. PM, pay strike 7.023%(T)(4)	–	Goldman Sachs International	7/29/20	1,509	(78,867)	—	(78,867)
London Gold Market Fixing Ltd. PM, pay strike 7.840%(T)(4)	–	Goldman Sachs International	9/09/20	714	(40,436)	—	(40,436)
London Gold Market Fixing Ltd. PM, receive strike 3.861%(T)(4)	–	JPMorgan Chase Bank, N.A.	7/29/20	1,374	(31,064)	—	(31,064)
London Gold Market Fixing Ltd. PM, receive strike 3.976%(T)(4)	–	JPMorgan Chase Bank, N.A.	7/29/20	135	(3,214)	—	(3,214)
London Gold Market Fixing Ltd. PM, receive strike 4.268%(T)(4)	–	JPMorgan Chase Bank, N.A.	9/09/20	714	(15,291)	—	(15,291)
London Silver Market Fixing Ltd., receive strike 4.410%(T)(4)	–	Societe Generale (Paris)	6/08/20	167	(4,496)	—	(4,496)
London Silver Market Fixing Ltd., receive strike 4.580%(T)(4)	–	Morgan Stanley Capital Services LLC	5/12/20	210	(6,174)	—	(6,174)
London Silver Market Fixing Ltd., receive strike 7.023%(T)(4)	–	Morgan Stanley Capital Services LLC	10/08/19	377	(16,955)	—	(16,955)
A76

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
MEHCO, fixed price $3.05(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	12	$ 4,407	$ —	$ 4,407
MEHDUB, fixed price $0.75(T)(3)	–	Goldman Sachs International	12/31/20	1	993	—	993
MEHMID, fixed price $1.84(T)(3)	–	Citibank, N.A.	12/31/21	10	(1,852)	(384)	(1,468)
PIMCO Custom Commodity Basket Index(M)	–	Canadian Imperial Bank of Commerce	2/14/20	8,542	(553,849)	—	(553,849)
Platinum - Gold Spread, fixed price $598.75(T)(3)	–	BNP Paribas S.A.	1/08/20	—(r)	4,095	—	4,095
Soybean Futures, fixed price $948.00(T)(3)	–	JPMorgan Chase Bank, N.A.	10/25/19	(35)	14,678	—	14,678
Soybean Futures, fixed price $953.69(T)(3)	–	JPMorgan Chase Bank, N.A.	10/25/19	(40)	19,047	—	19,047
Wheat Futures, fixed price $474.00(T)(3)	–	Goldman Sachs International	11/22/19	(50)	(10,841)	—	(10,841)
Wheat Futures, fixed price $483.00(T)(3)	–	Goldman Sachs International	11/22/19	(40)	(5,084)	—	(5,084)
Wheat Futures, fixed price $488.38(T)(3)	–	JPMorgan Chase Bank, N.A.	11/22/19	(10)	(735)	—	(735)
Wheat Futures, fixed price $491.00(T)(3)	–	Goldman Sachs International	11/22/19	(60)	(2,841)	—	(2,841)
Wheat Futures, fixed price $491.00(T)(3)	–	JPMorgan Chase Bank, N.A.	11/22/19	(10)	(47,352)	—	(47,352)
Wheat Futures, fixed price $498.00(T)(3)	–	Goldman Sachs International	11/22/19	(50)	1,121	—	1,121
Wheat Futures, fixed price $503.00(T)(3)	–	Goldman Sachs International	11/22/19	(15)	1,084	—	1,084
Wheat Futures, fixed price $503.75(T)(3)	–	Goldman Sachs International	11/22/19	(20)	1,595	—	1,595
Wheat Futures, fixed price $504.00(T)(3)	–	JPMorgan Chase Bank, N.A.	11/22/19	(25)	2,056	—	2,056
Wheat Futures, fixed price $556.00(T)(3)	–	Goldman Sachs International	11/22/19	(5)	3,003	—	3,003
					$(12,399,942)	$(1,221)	$(12,398,721)

A77

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.
(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Reverse repurchase agreements outstanding at September 30, 2019:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at September 30, 2019
BNP Paribas S.A.	(0.440)%	09/13/2019	$ 5,387,688	10/17/2019	$ 5,298,007
BNP Paribas S.A.	(0.350)%	07/16/2019	5,342,476	10/17/2019	5,188,263
BNP Paribas S.A.	0.900%	09/23/2019	16,042,212	10/08/2019	15,869,263
			$26,772,376		$26,355,533
The aggregate value of Reverse Repurchase Agreements is $26,355,533. U.S. treasury securities and corporate bonds with a market value of $30,896,468 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2019.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A78